As filed with the U.S. Securities and Exchange Commission on February 27, 2015

File Nos. 333-101625 and 811-21261

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_______________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 30	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒
_______________
RYDEX ETF TRUST
(Exact Name of Registrant as Specified in Charter)
_______________
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)
_______________
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)
_______________
Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006 Amy J. Lee Guggenheim Investments 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On February 28, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

Exchange Traded Funds	|	Equal Weight	|	2.28.2015
Guggenheim ETFs Prospectus

NYSE ARCA, Inc. Ticker Symbol	Fund Name
Guggenheim Broad Market and Sector Equal Weight ETFs
RSP	Guggenheim S&P 500® Equal Weight ETF
EWRM	Guggenheim Russell MidCap® Equal Weight ETF
EWRI	Guggenheim Russell 1000® Equal Weight ETF
EWRS	Guggenheim Russell 2000® Equal Weight ETF
EWEM	Guggenheim MSCI Emerging Markets Equal Country Weight ETF (formerly, Guggenheim MSCI Emerging Markets Equal Weight ETF)
RCD	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
RHS	Guggenheim S&P 500® Equal Weight Consumer Staples ETF
RYE	Guggenheim S&P 500® Equal Weight Energy ETF
RYF	Guggenheim S&P 500® Equal Weight Financials ETF
RYH	Guggenheim S&P 500® Equal Weight Health Care ETF
RGI	Guggenheim S&P 500® Equal Weight Industrials ETF
RTM	Guggenheim S&P 500® Equal Weight Materials ETF
RYT	Guggenheim S&P 500® Equal Weight Technology ETF
RYU	Guggenheim S&P 500® Equal Weight Utilities ETF

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ETFDI-1-0215x0216	guggenheiminvestments.com

FUND SUMMARIES
(Includes Investment Objective; Fees and Expenses; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)

Guggenheim Domestic Equal Weight ETFs
Guggenheim S&P 500® Equal Weight ETF	3
Guggenheim Russell MidCap® Equal Weight ETF	8
Guggenheim Russell 1000® Equal Weight ETF	13
Guggenheim Russell 2000® Equal Weight ETF	18
Guggenheim International Equal Weight ETF
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	23
Guggenheim S&P 500® Equal Weight Sector ETFs
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	30
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	35
Guggenheim S&P 500® Equal Weight Energy ETF	40
Guggenheim S&P 500® Equal Weight Financials ETF	45
Guggenheim S&P 500® Equal Weight Health Care ETF	50
Guggenheim S&P 500® Equal Weight Industrials ETF	55
Guggenheim S&P 500® Equal Weight Materials ETF	60
Guggenheim S&P 500® Equal Weight Technology ETF	65
Guggenheim S&P 500® Equal Weight Utilities ETF	70
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS	75
MANAGEMENT OF THE FUNDS	82
SHAREHOLDER INFORMATION	85
BUYING AND SELLING FUND SHARES	85
DIVIDENDS AND DISTRIBUTIONS	86
ADDITIONAL TAX INFORMATION	86
PREMIUM/DISCOUNT INFORMATION	88
MORE INFORMATION	88
FINANCIAL HIGHLIGHTS	89
INDEX PUBLISHERS INFORMATION	104
ADDITIONAL INFORMATION	106

ii | PROSPECTUS

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF (RSP)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Equal Weight ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the daily performance of the S&P 500® Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.40%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the S&P 500 ® Index, which is an unmanaged capitalization-weighted index comprised of 500 common stocks chosen by Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“S&P”) on a statistical basis. Unlike the S&P 500 ®

PROSPECTUS | 3

Index, in which each constituent stock’s weight is proportionate to its market value, each stock in the Underlying Index will be rebalanced quarterly and at other intervals to have the same target weighting as every other stock in the Underlying Index. The equal weighting provides broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $2.9 billion to $647.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk —A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk— An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be

PROSPECTUS | 4

unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer c ould cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 5

Highest Quarter Return		Lowest Quarter Return
Q2 2009	24.68%	Q4 2008	-26.82%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	14.03%	16.91%	9.01%
Return After Taxes on Distributions	13.28%	16.24%	8.44%
Return After Taxes on Distributions and Sale of Fund Shares	7.92%	13.35%	7.06%
S&P 500® Equal Weight Index Total Return (reflects no deduction for fees, expenses or taxes)	14.50%	17.43%	9.61%
S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 6

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 7

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF (EWRM)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim Russell MidCap® Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell MidCap® Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.42%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$43	$135	$235	$529

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell MidCap ® Index, which measures the performance of the mid-cap segment of the U.S. equity universe. The Russell MidCap ® Index is a subset of the Russell 1000 ® Index and includes approximately 800 of the smallest securities within the Russell 1000 ® Index based on a combination of market capitalization and current index membership. As of December 31, 2014, the Russell MidCap ® Index included medium-capitalization companies with capitalizations ranging

PROSPECTUS | 8

from $274.6 million to $33.6 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

PROSPECTUS | 9

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the Russell MidCap® Index Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 10

Highest Quarter Return		Lowest Quarter Return
Q1 2013	13.03%	Q3 2011	-19.27%
AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Since Inception (12/3/2010)
Return Before Taxes	9.95%	15.16%
Return After Taxes on Distributions	9.33%	14.51%
Return After Taxes on Distributions and Sale of Fund Shares	5.62%	11.75%
Russell MidCap® Equal Weight Index Total Return (reflects no deduction for fees, expenses or taxes)	10.34%	15.64%
Russell MidCap® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.22%	15.64%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 11

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 12

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF (EWRI)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim Russell 1000® Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 1000® Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.41%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 1000® Index, which measures the performance of the large-cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities within the Russell 3000® Index based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 90% of the U.S. market with capitalizations ranging from $274.6 million to $647.5 billion as of December 31, 2014. In general, the equal weighting provided by the Underlying Index provides

PROSPECTUS | 13

equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

PROSPECTUS | 14

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the Russell 1000® Index Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 15

Highest Quarter Return		Lowest Quarter Return
Q1 2013	12.69%	Q3 2011	-18.33%
AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Since Inception (12/3/2010)
Return Before Taxes	10.64%	15.24%
Return After Taxes on Distributions	9.94%	14.60%
Return After Taxes on Distributions and Sale of Fund Shares	6.01%	11.82%
Russell 1000® Equal Weight Index Total Return (reflects no deduction for fees, expenses or taxes)	11.06%	15.73%
Russell 1000® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.24%	15.99%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 16

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 17

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF (EWRS)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim Russell 2000® Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 2000® Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses*	0.46%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$47	$147	$257	$578

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS | 18

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 2000® Index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $1.9 million to $7.3 billion as of December 31, 2014. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values.

PROSPECTUS | 19

In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the Russell 2000® Index Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

PROSPECTUS | 20

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q4 2011	14.89%	Q3 2011	-22.67%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Since Inception (12/3/2010)
Return Before Taxes	0.74%	11.76%
Return After Taxes on Distributions	0.29%	11.28%
Return After Taxes on Distributions and Sale of Fund Shares	0.41%	9.06%
Russell 2000® Equal Weight Index Total Return (reflects no deduction for fees, expenses or taxes)	0.90%	12.29%
Russell 2000® Index Total Return (reflects no deduction for fees, expenses or taxes)	4.89%	13.64%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 21

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 22

GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF (EWEM)
(FORMERLY, GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim MSCI Emerging Markets Equal Country Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the MSCI Emerging Markets Equal Country Weighted Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses**	0.80%
Fee Waiver and/or Expense Reimbursement***	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.70%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

**
The Total Annual Fund Operating Expenses (before and after any fee waivers and/or expense reimbursements) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

***
The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (including Acquired Fund Fees and Expenses but excluding interest, taxes, brokerage commissions, dividends on securities sold short, litigation, indemnification, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business (“Excluded Expenses”)) from exceeding 0.70% of the Fund’s average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 0.70%. This contractual arrangement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$246	$434	$980

PROSPECTUS | 23

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is based on the universe of constituents of the MSCI Emerging Markets Index. The Underlying Index provides equal-weighted exposure to all of the countries included in the MSCI Emerging Markets Index while providing capitalization-weighted exposure to the securities within each country. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of certain markets deemed to be emerging markets. As of December 31, 2014, the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates with capitalizations ranging from $628.3 million to $256.6 billion. Both Indices are denominated in U.S. dollars. In general, the equal-weighting employed by the Underlying Index provides equal representation of the countries included in the Underlying Index at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to those countries than typically may be found in the Underlying Index’s market capitalization-weighted counterparts while the capitalization weighting of the securities within each country provides for greater diversification.

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities, including shares of other investment companies and common stock , or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities representative of the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

The Fund may also seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, including closed-end funds, exchange-traded funds (“ETFs”) and mutual or other investment funds.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the Underlying Index and thus, the Fund, are concentrated in the banking industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PROSPECTUS | 24

PRINCIPAL RISKS
As with all ETFs, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Banking Industry Concentration Risk—To the extent that the Fund's investments are concentrated in issuers conducting business in the banking industry, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the banking industry. The prices of securities of banking companies also may fluctuate widely in response to such events.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Currency Risk—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The securities underlying the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk—The Fund’s investments will have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration Risk—To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events

PROSPECTUS | 25

affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Underlying Index. The Fund has concentrated investment exposure to the countries or regions listed below.

Asia. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Eastern Europe. Investing in securities of Eastern European issuers involves significant risks, including legal, regulatory, political and economic risks specific to Eastern Europe.  In general, Eastern European countries are in the early stages of industrial and economic development and the securities markets in those countries may be substantially smaller, less liquid and more volatile than securities markets in developed countries. In addition, few issuers may represent a large percentage of a particular Eastern European country’s market. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that have failed to achieve economic growth and development typical of developed European countries. In addition, the success of the Eastern European economy may depend, in large part, on the economic health of Western European countries and the European Union as a whole.

United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the United States may have an adverse impact on these markets.

Investing in each of these countries or regions is usually considered riskier than investing in U.S. assets. It is also more volatile.

Investment in Investment Companies Risk—Investing in other investment companies, including ETFs, closed-end funds and other funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection

PROSPECTUS | 26

upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and additional indexes with characteristics relevant to the Fund. Effective January 20, 2015, the Fund changed its investment objective to correspond, before fees and expenses, to the price and yield performance of the MSCI Emerging Markets Equal Country Weighted Index.  Prior to January 20, 2015, the Fund sought to correspond, before fees and expenses, to the price and yield performance of the performance of the MSCI Emerging Markets Equal Weighted Index (Net).  The performance and average annual total returns shown for periods prior to January 20, 2015 may have differed had the Fund’s current investment objective been in effect during those periods.  The performance of both the MSCI Emerging Markets Equal Country Weighted Index and the MSCI Emerging Markets Equal Weighted Index (Net) is shown in the Average Annual Total Returns table below. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
3/31/2012	15.00%	9/30/2011	-25.16%

PROSPECTUS | 27

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Since Inception (12/3/2010)
Return Before Taxes	-0.81%	-3.51%
Return After Taxes on Distributions	-1.41%	-4.15%
Return After Taxes on Distributions and Sale of Fund Shares	-0.44%	-2.87%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.19%	-1.41%
MSCI Emerging Markets Equal Country Weighted Index (reflects no deduction for fees, expenses or taxes)	-4.09%	-2.01%
MSCI Emerging Markets Equal Weighted Index (reflects no deduction for fees, expenses or taxes)	-0.39%	-1.77%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum , CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder , CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor , Portfolio Manager. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 100,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PROSPECTUS | 28

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 29

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF (RCD)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Consumer Discretionary Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%

*     Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Consumer Discretionary Index that consists of the common stocks of the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing that comprise the

PROSPECTUS | 30

Consumer Discretionary sector of the S&P 500® Index. As of December 31, 2014 , the Underlying Index included companies with a capitalization range of $3.7 billion to $160.1 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in issuers conducting business in the consumer discretionary sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by consumer confidence, attitudes and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and

PROSPECTUS | 31

can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Consumer Discretionary Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 32

Highest Quarter Return		Lowest Quarter Return
Q3 2009	30.52%	Q4 2008	-31.01%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	11.34%	20.76%	9.97%
Return After Taxes on Distributions	10.80%	20.23%	9.48%
Return After Taxes on Distributions and Sale of Fund Shares	6.40%	16.71%	7.83%
S&P 500® Equal Weight Index Consumer Discretionary Total Return (reflects no deduction for fees, expenses or taxes)	11.84%	21.44%	10.49%
S&P 500® Index Consumer Discretionary Total Return (reflects no deduction for fees, expenses or taxes)	9.68%	21.38%	10.41%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 33

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 34

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF (RHS)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Consumer Staples Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%
*    Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Consumer Staples Index that consists of the common stocks of the following industries: food and drug retailing, beverages, food products, tobacco, household products and personal products that comprise the Consumer Staples

PROSPECTUS | 35

sector of the S&P 500® Index. As of December 31, 2014 , the Underlying Index included companies with a capitalization range of $4.1 billion to $277.1 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Staples Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in issuers conducting business in the consumer staples sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer staples sector. The performance of consumer staples companies has historically been closely tied to the performance of the overall economy, and is also affected by consumer confidence, attitudes and spending.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and

PROSPECTUS | 36

can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Consumer Staples Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 37

Highest Quarter Return		Lowest Quarter Return
Q1 2013	17.16%	Q4 2008	-16.35%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	17.93%	18.49%	12.23%
Return After Taxes on Distributions	16.99%	17.60%	11.39%
Return After Taxes on Distributions and Sale of Fund Shares	10.11%	14.56%	9.57%
S&P 500® Equal Weight Index Consumer Staples Total Return (reflects no deduction for fees, expenses or taxes)	18.45%	19.19%	12.86%
S&P 500® Index Consumer Staples Total Return (reflects no deduction for fees, expenses or taxes)	15.98%	16.08%	11.26%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 38

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 39

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF (RYE)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Equal Weight Energy ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Energy Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%

*     Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Energy Index that consists of the common stocks of the following industries: oil and gas exploration, production, marketing, refining and/or transportation and energy equipment and services industries that comprise the Energy

PROSPECTUS | 40

sector of the S&P 500® Index. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $2.9 billion to $391.5 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Energy Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy sector companies is closely tied to the price and supply of energy fuels and international political events.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market

PROSPECTUS | 41

value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Energy Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 42

Highest Quarter Return		Lowest Quarter Return
Q4 2010	23.59%	Q4 2008	-34.65%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	-14.86%	7.29%	5.49%
Return After Taxes on Distributions	-15.47%	6.85%	5.00%
Return After Taxes on Distributions and Sale of Fund Shares	-8.35%	5.55%	4.15%
S&P 500® Equal Weight Index Energy Total Return (reflects no deduction for fees, expenses or taxes)	-14.65%	7.81%	6.06%
S&P 500® Index Energy Total Return (reflects no deduction for fees, expenses or taxes)	-7.78%	8.76%	6.14%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 43

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 44

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF (RYF)

INVESTMENT OBJECTIVE
The investment objective of Guggenheim S&P 500® Equal Weight Financials ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Financials Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%

*     Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Financials Index that consists of the common stocks of the following industries: banks, diversified financials, brokerage, asset management insurance and real estate, including investment trusts that comprise the Financials sector of the S&P 500® Index. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $4.2 billion to $370.0 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of

PROSPECTUS | 45

securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in the financials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability of these companies depends largely on the availability and cost of capital funds.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes

PROSPECTUS | 46

of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Financials Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	40.11%	Q4 2008	-36.94%

PROSPECTUS | 47

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	14.65%	16.26%	0.90%
Return After Taxes on Distributions	13.80%	15.49%	0.19%
Return After Taxes on Distributions and Sale of Fund Shares	8.26%	12.73%	0.34%
S&P 500® Equal Weight Index Financials Total Return (reflects no deduction for fees, expenses or taxes)	15.14%	16.87%	1.72%
S&P 500® Index Financials Total Return (reflects no deduction for fees, expenses or taxes)	15.20%	13.36%	-2.10%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend

PROSPECTUS | 48

the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 49

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF (RYH)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Equal Weight Health Care ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Health Care Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%

*     Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Health Care Index that consists of the common stocks of the following industries: health care equipment and supplies, health care providers and services, and biotechnology and pharmaceuticals that comprise the Health Care sector of the S&P 500® Index. As of December 31, 2014 , the Underlying Index included companies with a capitalization range of $4.9 billion to $293.2 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of

PROSPECTUS | 50

securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Health Care Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes

PROSPECTUS | 51

of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Health Care Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	16.64%	Q4 2008	-18.80%

PROSPECTUS | 52

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	29.80%	21.00%	14.47%
Return After Taxes on Distributions	29.53%	20.69%	14.24%
Return After Taxes on Distributions and Sale of Fund Shares	16.85%	17.04%	11.92%
S&P 500® Equal Weight Index Health Care Total Return (reflects no deduction for fees, expenses or taxes)	30.39%	21.67%	15.32%
S&P 500® Index Health Care Total Return (reflects no deduction for fees, expenses or taxes)	25.34%	19.38%	11.54%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend

PROSPECTUS | 53

the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 54

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF (RGI)

INVESTMENT OBJECTIVE
The investment objective of Guggenheim S&P 500® Equal Weight Industrials ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Industrials Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%

*     Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Industrials Index that consists of the common stocks of the following industries: aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery, commercial services and

PROSPECTUS | 55

supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure that comprise the Industrials sector of the S&P 500® Index. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $4.3 billion to $253.8 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Fund’s Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PROSPECTUS | 56

Industrials Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in the industrials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials sector companies are closely tied to commodity prices, exchange rates, import controls and market competition.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Industrials Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 57

Highest Quarter Return		Lowest Quarter Return
Q2 2009	22.77%	Q4 2008	-23.01%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	11.59%	17.56%	9.81%
Return After Taxes on Distributions	10.95%	16.88%	9.05%
Return After Taxes on Distributions and Sale of Fund Shares	6.54%	13.90%	7.55%
S&P 500® Equal Weight Index Industrials Total Return (reflects no deduction for fees, expenses or taxes)	12.04%	18.10%	10.39%
S&P 500® Index Industrials Total Return (reflects no deduction for fees, expenses or taxes)	9.83%	17.56%	8.20%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 58

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 59

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF (RTM)

INVESTMENT OBJECTIVE
The investment objective of Guggenheim S&P 500® Equal Weight Materials ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Materials Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%
*    Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Materials Index that consists of the common stocks of the following industries: chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products that comprise the Materials

PROSPECTUS | 60

sector of the S&P 500® Index. As of December 31, 2014 , the Underlying Index included companies with a capitalization range of $3.8 billion to $67.0 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Fund’s Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes

PROSPECTUS | 61

of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Materials Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in the materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of materials companies are closely tied to commodity prices, exchange rates, import controls and market competition.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Materials Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 62

Highest Quarter Return		Lowest Quarter Return
Q2 2009	37.59%	Q4 2008	-27.41%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	6.66%	11.82%	8.96%
Return After Taxes on Distributions	5.98%	11.05%	8.22%
Return After Taxes on Distributions and Sale of Fund Shares	3.76%	9.04%	6.86%
S&P 500® Equal Weight Index Materials Total Return (reflects no deduction for fees, expenses or taxes)	7.12%	12.39%	9.69%
S&P 500® Index Materials Total Return (reflects no deduction for fees, expenses or taxes)	6.91%	11.23%	7.36%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 63

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 64

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF (RYT)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Equal Weight Technology ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Information Technology Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%
*    Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500® Index. As of December 31, 2014 , the Underlying Index included companies with a capitalization range of $4.5 billion to $647.5 billion. In general, the equal weighting provided by the

PROSPECTUS | 65

Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Fund’s Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Information Technology Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in the information technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

PROSPECTUS | 66

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Information Technology Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

PROSPECTUS | 67

Highest Quarter Return		Lowest Quarter Return
Q3 2009	22.18%	Q4 2008	-29.02%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	19.22%	15.62%	8.77%
Return After Taxes on Distributions	18.59%	15.26%	8.54%
Return After Taxes on Distributions and Sale of Fund Shares	10.86%	12.43%	6.98%
S&P 500® Equal Weight Index Information Technology Total Return (reflects no deduction for fees, expenses or taxes)	19.72%	16.24%	9.34%
S&P 500® Index Information Technology Total Return (reflects no deduction for fees, expenses or taxes)	20.12%	14.86%	10.13%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

PROSPECTUS | 68

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 69

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF (RYU)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Equal Weight Utilities ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%
*    Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.
**    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Utilities Index that consists of the common stocks of the following industries: electric utilities, gas utilities,

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multi-utilities and unregulated power and water utilities, telecommunication service companies, including fixed-line, cellular, wireless, high bandwidth and fiber-optic cable networks that comprise the telecommunication services and utilities sector of the S&P 500® Index. As of December 31, 2014 , the Underlying Index included companies with a capitalization range of $4.8 billion to $194.4 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

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Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Telecommunication Services and Utilities Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in the telecommunications services and/or utilities sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the telecommunications services and/or utilities sector. The prices of the securities of telecommunications services and utilities companies are closely tied to government regulation and market competition.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Utilities Total Return, which is a market capitalization weight index comprised only of companies included in the S&P 500® Index that are members of the utilities sector. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

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Highest Quarter Return		Lowest Quarter Return
Q3 2010	14.23%	Q3 2008	-14.93%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (11/1/2006)
Return Before Taxes	28.02%	14.87%	8.28%
Return After Taxes on Distributions	26.30%	13.34%	6.87%
Return After Taxes on Distributions and Sale of Fund Shares	15.78%	11.15%	5.89%
S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return (reflects no deduction for fees, expenses or taxes)	28.64%	15.52%	8.87%
S&P 500® Index Utilities Total Return (reflects no deduction for fees, expenses or taxes)	28.98%	13.34%	7.64%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

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•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

Rydex ETF Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds, that are grouped into several categories according to each fund’s investment strategy. This Prospectus describes shares of the following funds (each, a “Fund,” and collectively, the “Guggenheim Funds”) which are grouped into the following categories:

GUGGENHEIM DOMESTIC EQUAL WEIGHT ETFS—Guggenheim S&P 500® Equal Weight ETF, Guggenheim Russell MidCap® Equal Weight ETF, Guggenheim Russell 1000® Equal Weight ETF, and Guggenheim Russell 2000® Equal Weight ETF

GUGGENHEIM INTERNATIONAL EQUAL WEIGHT ETF— Guggenheim MSCI Emerging Markets Equal Country Weight ETF

GUGGENHEIM S&P 500® EQUAL WEIGHT SECTOR ETFS—Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF, Guggenheim S&P 500® Equal Weight Consumer Staples ETF, Guggenheim S&P 500® Equal Weight Energy ETF, Guggenheim S&P 500® Equal Weight Financials ETF, Guggenheim S&P 500® Equal Weight Health Care ETF, Guggenheim S&P 500® Equal Weight Industrials ETF, Guggenheim S&P 500® Equal Weight Materials ETF, Guggenheim S&P 500® Equal Weight Technology ETF, and Guggenheim S&P 500® Equal Weight Utilities ETF

The general goal of an equal weighted index is to represent the performance of its constituents in equal proportion to one another. In comparison, the degree to which the performance of a constituent of a market capitalization weighted index is represented in the index is dependent on the size of the constituent. For example, the S&P 500® Index tends to be largely representative of a small number of the Index’s largest constituents. The equal representation provided by an equal weighted index provides broader exposure to the index constituents than its market capitalization weighted counterpart. An equal weighted index also mitigates single stock risk arising from the more heavily weighted issues in any market capitalization weighted index as well as the opportunity to realize the outperformance of the smaller constituents in the index. More information about the Funds’ Underlying Indices, including their calculation methodologies, is located in the Funds' Statement of Additional Information (the “SAI”).

Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) generally restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in a U.S. Securities and Exchange Commission (the “SEC”) exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Underlying Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

INVESTMENT OBJECTIVES
The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. Each Fund may change its Underlying Index without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days’ prior notice of any such change.

PRINCIPAL INVESTMENT STRATEGIES
For the Guggenheim S&P 500® Equal Weight ETF and each Guggenheim S&P 500® Equal Weight Sector ETF, each Fund’s investment strategy to invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in its Underlying Index is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. For each Guggenheim Domestic Equal Weight ETF (with the exception of the Guggenheim S&P 500® Equal Weight ETF) and the Guggenheim MSCI Emerging Markets Equal Country Weight ETF, each Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in its Underlying Index is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

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In managing the Funds, the Advisor uses a “passive” investment strategy meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective is to replicate or correspond to, as applicable, the performance of each Fund’s Underlying Index as closely as possible. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its Underlying Index.

The Advisor does not engage in temporary defensive investing, keeping each Fund’s assets fully invested in all market environments. As a result, the Funds may be more vulnerable to market movements that are adverse to the Funds’ investment objectives than funds that engage in temporary defensive investing strategies. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

PRINCIPAL INVESTMENT RISKS
This section provides additional information regarding the principal risks described under “Principal Risks” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's Fund Summary to determine which risks are applicable to a particular Fund.

Banking Industry Concentration Risk—Banking industry concentration risk is the risk that the securities of issuers in the banking industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the banking industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the banking industry. For example, government regulations may limit both the amounts and types of loans and financial commitments banking companies can make, and the interest rates and fees they can charge and the amount of capital they must maintain, which may affect the profitability of banking companies. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. The prices of the securities of banking companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses.

Capitalization Risk—The Fund’s Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid, or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a daily basis or for a longer time period. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its Underlying Index, including fees, expenses, transaction costs, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its Underlying Index, or its weighting of investment exposure to such securities or industries may be different from that of its Underlying Index. In addition, the Fund may invest in securities or financial instruments not included in its Underlying Index. The Fund also may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Underlying Index.

Currency Risk—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number

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of reasons, including changes in sovereign debt levels and trade deficits; domestic and foreign inflation and interest rates and investors’ expectations concerning those rates; currency exchange rates; investment and trading activities of other funds, including hedge funds and currency funds; and global or regional political, economic or financial events and situations and the imposition of currency controls or other political developments in the U.S. or abroad. While the Fund may engage in currency hedging transactions, it generally does not intend to do so.

The Fund may have indirect and direct exposure to the euro, which has experienced increased volatility in recent years. The increased volatility in the price of the euro, which has fluctuated widely over the past several years, is due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on EU members’ participation in the European Monetary Union and the value of the euro. If such volatility persists, the euro may not maintain its current purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Depositary Receipt Risk— The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. In addition, because the securities underlying ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Emerging Markets Risk—The Fund may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and perform differently from the U.S. market. Emerging markets are often dependent upon commodity prices and international trade, and can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. For example, investments in emerging markets are subject to a greater risk of loss due to expropriation, nationalization, confiscation of assets and other property. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund also may be subject to this risk with respect to its investments in other securities or financial instruments whose returns are related to the returns of emerging market securities.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity securities and equity-based derivatives to underperform other segments of the market or the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.

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ETF Shares Trading Risk—An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. ETF shares also will be subject to intraday price performance risk because the Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective.

Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, GDRs and exchange-traded investment pools, that are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Geographic Concentration Risk—Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events. In addition, many of these countries and regions have recently experienced economic downturns, making their markets more volatile than U.S. markets.

Asia. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on certain emerging markets and the Hong Kong and Taiwanese economies.

Eastern Europe. An investment in issuers located or operating in Eastern Europe may subject the Fund to legal, regulatory, political and economic risks specific to Eastern Europe. Economies of certain Eastern European countries rely heavily on the export of commodities, including oil, gas, and certain metals. As a result, such economies may be impacted by international commodity prices and are particularly vulnerable to global demand for these products. Geopolitical events, acts of terrorism, and other instability in certain Eastern European countries may cause uncertainty in Eastern European financial markets and adversely affect the performance of the issuers to which the Fund has exposure. The securities markets in some Eastern European countries are substantially smaller and less developed, with less government supervision and regulation of stock exchanges, and may be less liquid and more volatile than securities markets in the United States or Western European countries. Other risks related to investing in securities of issuers located or operating in Eastern Europe may include the absence of legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in issuers located or operating in Eastern Europe as a result of expropriation; and certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

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United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. The United States economy has traditionally been considered to be one of the most stable and productive economies in the world. However, the recent financial crisis, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, and increasing public debt pose concerns for many of the United States’ trading partners that depend on its historically high levels of consumer spending and foreign investment.

Investment in Investment Companies Risk—The Fund may purchase shares of investment companies, such as ETFs, unit investment trusts and closed-end investment companies to gain exposure to particular component securities of the Fund’s Underlying Index or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. For example, an investor in the Fund may receive taxable gains as a result of an underlying fund’s portfolio transactions in addition to the taxable gains attributable to the Fund’s transactions in shares of the underlying fund. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and certain of the underlying funds may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, notably foreign investment companies, and therefore, not subject to the regulatory scheme of the 1940 Act.

Exchange-Traded Fund Risk. The Fund may invest in shares of ETFs to gain exposure to its Underlying Index. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the New York Stock Exchange or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Fund also may invest in other types of exchange-traded products such as commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established liquid market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

Market Risk—The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the

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Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.

Non-Diversification Risk—To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund is not actively “managed.” The Advisor does not base its securities selection based upon the Advisor’s view of the relative benefits and detriments of issuers and the Advisor does not attempt to sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. You should anticipate that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund’s Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Sector Concentration Risk—The Sector Concentration Risk applicable to each Fund is as follows:

Consumer Discretionary Sector Concentration Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the consumer discretionary sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the consumer discretionary sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The prices of the securities of consumer discretionary companies may fluctuate widely in response to such events. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Consumer Staples Sector Concentration Risk. The risk that the securities of, or financial instruments tied to the performance of , issuers in the consumer staples sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the consumer staples sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer staples sector. The prices of the securities of consumer staples companies may fluctuate widely in response to such events. The performance of consumer staples companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. The performance of consumer staples companies are subject to government regulations, such as those affecting the permissibility of using various food additives and production methods, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Concentration Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund’s investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market

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conditions and/or increased competition affecting the energy sector. The prices of the securities of energy companies may fluctuate widely in response to such events. The prices of the securities of energy companies may also fluctuate due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, civil liabilities (including those for environmental damage) and tax and other governmental regulatory policies.

Financials Sector Concentration Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the financials sector that the Fund purchases will underperform the market as a whole. To the extent the Fund’s investments are concentrated in issuers conducting business in the financial sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. The prices of the securities of financials companies may fluctuate widely in response to such events. Financial companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

Health Care Sector Concentration Risk. The risk that the securities of, or financial instruments tied to the performance of , issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care companies may fluctuate widely in response to such events. The prices of the securities of health care companies may also fluctuate due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a health care company’s market value and/or share price.

Industrials Sector Concentration Risk . The risk that the securities of, or financial instruments tied to the performance of, issuers in the industrials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the industrials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate widely in response to such events. The prices of the securities of industrials companies may also fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of industrials companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

Information Technology Sector Concentration Risk. The risk that the securities of, or financial instruments tied to the performance of , issuers in the information technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the information technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities

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of information technology companies may fluctuate widely in response to such events. The prices of the securities of technology companies may also fluctuate due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Materials Sector Concentration Risk . The risk that the securities of, or financial instruments tied to the performance of , issuers in the materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of materials companies may fluctuate widely in response to such events. The prices of the securities of materials companies may also fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Telecommunication Services & Utilities Sector Concentration Risk . The risk that the securities of, or financial instruments tied to the performance of, issuers in the telecommunication services and utilities sectors that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the telecommunication services and/or utilities sectors, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the telecommunication services and/or utilities sectors. The prices of the securities of telecommunications services and utilities companies may fluctuate widely in response to such events. The prices of the securities of telecommunication services companies may also fluctuate due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets. The prices of the securities of utilities companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
The Advisor, Security Investors, LLC, which operates under the name Guggenheim Investments, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since its inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended October 31, 2014 , based on the average daily net assets of each Fund, as set forth below:

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Fund	Advisory Fee
Guggenheim S&P 500® Equal Weight ETF	0.40%
Guggenheim Russell MidCap® Equal Weight ETF	0.40%
Guggenheim Russell 1000® Equal Weight ETF	0.40%
Guggenheim Russell 2000® Equal Weight ETF	0.40%
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.70%
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
Guggenheim S&P 500® Equal Weight Consumer Staples ETF*	0.40%
Guggenheim S&P 500® Equal Weight Energy ETF*	0.40%
Guggenheim S&P 500® Equal Weight Financials ETF*	0.40%
Guggenheim S&P 500® Equal Weight Health Care ETF*	0.40%
Guggenheim S&P 500® Equal Weight Industrials ETF*	0.40%
Guggenheim S&P 500® Equal Weight Materials ETF*	0.40%
Guggenheim S&P 500® Equal Weight Technology ETF*	0.40%
Guggenheim S&P 500® Equal Weight Utilities ETF*	0.40%

*    Effective December 1, 2013, the Advisor reduced the management fee paid by the Fund from 0.50% to 0.40%.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. In addition to those expenses listed above, for the Russell MidCap ® Equal Weight ETF, Russell 1000 ® Equal Weight ETF, Russell 2000 ® Equal Weight ETF, and MSCI Emerging Markets Equal Country Weight ETF, the Advisor also has contractually agreed to pay expenses of the Independent Trustees (including any Trustees' counsel fees) (such fees are not covered by the Advisor for the S&P 500 ® Equal Weight ETF and each S&P 500 ® Equal Weight Sector ETF). Acquired Fund Fees and Expenses are not direct operating expenses of the Funds, but are fees and expenses of the investment companies in which the Funds invest. As a result, the Advisor’s obligation to pay certain operating expenses of the Funds does not extend to Acquired Fund Fees and Expenses.

The Funds invest in a money market fund pursuant to a cash sweep agreement, and may invest in other investment companies. As a shareholder in a money market fund or other investment company, the Funds will indirectly bear their proportionate share of the fees and expenses of such money market fund or investment company. The money market fund’s fees and expenses borne by each Fund amount to less than 0.001%.

For the Guggenheim MSCI Emerging Markets Equal Country Weight ETF, the Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (including acquired fund fees and expenses but excluding interest, taxes, brokerage commissions, dividends on securities sold short, litigation, indemnification, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding the Fund's average daily net assets as follows:

Fund	Expense Cap
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.70%
The contractual expense limitation will be honored by the Advisor through February 28, 2016. The expense limitation may be renewed by the Advisor for subsequent periods thereafter. To maintain the expense limit, the Advisor may reduce a portion of its management fees and/or reimburse certain expenses of the Fund. This Agreement may be terminated prior to February 28, 2016 only with the approval of the Fund’s Board of Trustees.
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A discussion regarding the basis for the Board’s most recent approval of the Funds' investment advisory agreement in June 2014 is available in the Funds' October 31, 2014 Annual Report to Shareholders, which covers the period November 1, 2013 to October 31, 2014.

PORTFOLIO MANAGEMENT
The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, Senior Vice President—Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. King, Harder and McGregor. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the Rydex NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500® Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

James R. King, CFA, Portfolio Manager—Mr. King rejoined the Advisor in 2011 as the lead portfolio manager for exchange-traded products. In the interval between 2008 and 2011, he served as special consultant to a pair of hedge funds ventures, one focused on long-short equity and the other on market neutral statistical arbitrage. Prior to that, he served at the Advisor in a variety of roles ranging from shareholder services representative to portfolio manager and director of trading. At the time of his departure in 2008, he was director of portfolio management, overseeing a suite of trader-friendly mutual funds with nearly $15 billion in assets. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst® designation. He has been quoted in several publications such as The Wall Street Journal, Reuters and BusinessWeek. He has also been a speaker at several industry events, discussing ETFs, trading strategies, index construction, and trader-friendly mutual funds.

Ryan A. Harder , CFA, Portfolio Manager—Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Rydex Domestic Equity, Rydex International Equity, Rydex Fixed Income, and Guggenheim Alternative Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Jamie McGregor , Portfolio Manager—Mr. McGregor has served the Advisor in several capacities since he joined the firm in 2007. In 2009 he became a member of the trading team, where he played an integral role in building out the trading infrastructure to support international equities. Mr. McGregor has since transitioned off the trading desk to serve as Portfolio Manager for the Guggenheim ETFs. As Portfolio Manager, he is primarily responsible for the day-to-day management of the Funds. Mr. McGregor holds a bachelor’s degree in finance from the University of Delaware, and is FINRA Series 7 & 55 licensed.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

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SHAREHOLDER INFORMATION

CALCULATING NAV Each Fund calculates its NAV by:
• Taking the current market value of its total assets; • Subtracting any liabilities; and • Dividing that amount by the total number of shares owned by shareholders.
Each Fund calculates its NAV as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time) on each day the Exchange is open for business (a “Business Day”). The Exchange is open Monday through Friday, except in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the Exchange closes early – such as on days in advance of holidays generally observed by the Exchange – each Fund will calculate its NAV as of the earlier closing time. For more information, please call 800.820.0888 or visit the Guggenheim Investments website – guggenheiminvestments.com.
When calculating NAV, each Fund will value the portfolio securities and assets of the Fund for which market quotations are readily available at the current market price of those securities and assets.
For foreign securities and other assets that are priced in a currency other than U.S. dollars, each Fund will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares.
If market prices for certain securities or instruments are unavailable or the Advisor thinks that they are unreliable or a significant event has occurred, the Advisor prices those securities and instruments at fair value as determined in good faith using methods approved by the Board of Trustees.
The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
More information about the valuation of the Funds’ holdings can be found in the SAI.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses—As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s NAV or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

BUYING AND SELLING FUND SHARES

Fund shares are listed for secondary trading on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.

The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day, and Christmas Day.

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SHARE TRADING PRICES
The trading prices of a Fund’s shares listed on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the authorized participant and Guggenheim Funds Distributors, LLC (the “Distributor”), the Funds’ distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund’s portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

DISTRIBUTION PLAN
The Funds have adopted a Distribution Plan that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b‑1 under the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose distribution fees, and no such fees will be charged prior to March 1, 2016 . However, in the event that distribution fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

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•	The income dividends you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

•	Subject to certain limitations, dividends that are reported as qualified dividend income are currently eligible for a reduced maximum tax rate for individuals of 20%.

•
Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are generally eligible for a reduced maximum tax rate for individuals of 20%.

•
Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year are generally taxable to you in the previous year.

•	Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

•
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax advisor.

•
Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. Certain Funds may be able to pass through foreign income taxes that they pay, allowing you to claim a credit or deduction for such taxes, subject to applicable limitations. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it elects to pass through foreign taxes.

•
If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from a Fund, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

MEDICARE CONTRIBUTION TAX
U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain estates and trusts.

BACK-UP WITHHOLDING
A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to back-up withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

NON-U.S. INVESTORS
Foreign shareholders (i.e., non-resident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Funds’ taxable years

PROSPECTUS | 87

beginning on or prior to December 31, 2014 , properly designated interest-related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. However, depending on the circumstances, the Funds may so designate all, some or none of their potentially eligible dividends, and a portion of their distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. Additionally, it is unclear whether the exception for interest-related dividends and short-term capital gain dividends will be extended to subsequent taxable years. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the definition of “resident alien” under the Internal Revenue Code or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

TAX STATUS OF SHARE TRANSACTIONS
Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.

STATE TAX CONSIDERATIONS
In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS
A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of each Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at guggenheiminvestments.com.

MORE INFORMATION

For more information on how to buy and sell shares of the Funds, call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 or visit guggenheiminvestments.com.

PROSPECTUS | 88

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information below has been audited by Ernst & Young LLP, the Trust’s independent registered public accounting firm, whose reports are included in the Funds’ 2014 Annual Reports along with the Funds’ financial statements. The 2014 Annual Reports are available upon request.

PROSPECTUS | 89

Financial Highlights

Guggenheim S&P 500® Equal Weight ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$67.94	$51.76	$46.77	$43.87	$35.99
Income from investment operations:
Net investment income (loss)[a]	1.09	0.99	0.80	0.69	0.60
Net gain (loss) on investments (realized and unrealized)	10.13	16.13	4.97	2.87	7.87
Total from investment operations	11.22	17.12	5.77	3.56	8.47
Less distributions from:
Net investment income	(1.08)	(0.94)	(0.78)	(0.66)	(0.59)
Total distributions to shareholders	(1.08)	(0.94)	(0.78)	(0.66)	(0.59)
Net asset value, end of period	$78.08	$67.94	$51.76	$46.77	$43.87
Total Return[b]	16.60%	33.36%	12.42%	8.12%	23.67%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,976,197	$5,663,772	$2,772,440	$3,063,809	$2,154,259
Ratio to average net assets of:
Net investment income (loss)	1.48%	1.64%	1.61%	1.45%	1.48%
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Portfolio turnover rate[c]	18%	37%	20%	21%	20%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 90

Financial Highlights

Guggenheim Russell MidCap® Equal Weight ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$45.24	$33.95	$31.15	$30.21
Income from investment operations:
Net investment income (loss)[b]	0.62	0.57	0.46	0.30
Net gain (loss) on investments (realized and unrealized)	5.48	11.28	2.80	0.85
Total from investment operations	6.10	11.85	3.26	1.15
Less distributions from:
Net investment income	(0.59)	(0.56)	(0.46)	(0.21)
Capital gains	(0.36)	—	—	—
Total distributions to shareholders	0.95	(0.56)	(0.46)	(0.21)
Net asset value, end of period	$50.39	$45.24	$33.95	$31.15
Total Return[c]	13.61%	35.21%	10.52%	3.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$146,125	$76,904	$52,617	$54,508
Ratio to average net assets of:
Net investment income (loss)	1.27%	1.44%	1.39%	1.06%[d]
Total expenses	0.41%	0.41%	0.41%	0.41%[d]
Portfolio turnover rate[e]	29%	29%	33%	30%

[a]	The Fund commenced operations on December 3, 2010.

[b]	Based on average shares outstanding.

[c]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.

[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 91

Financial Highlights

Guggenheim Russell 1000® Equal Weight ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$44.63	$33.92	$31.08	$30.18
Income from investment operations:
Net investment income (loss)[b]	0.67	0.62	0.51	0.36
Net gain (loss) on investments (realized and unrealized)	5.70	10.71	2.83	0.85
Total from investment operations	6.37	11.33	3.34	1.21
Less distributions from:
Net investment income	(0.66)	(0.62)	(0.50)	(0.31)
Total distributions to shareholders	(0.66)	(0.62)	(0.50)	(0.31)
Net asset value, end of period	$50.34	$44.63	$33.92	$31.08
Total Return[c]	14.33%	33.71%	10.83%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$93,137	$64,720	$39,011	$34,183
Ratio to average net assets of:
Net investment income (loss)	1.38%	1.57%	1.56%	1.26%[d]
Total expenses	0.41%	0.40%	0.41%	0.41%[d]
Portfolio turnover rate[e]	27%	27%	27%	25%

[a]	The Fund commenced operations on December 3, 2010.

[b]	Based on average shares outstanding.

[c]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.

[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 92

Financial Highlights

Guggenheim Russell 2000® Equal Weight ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$42.89	$31.82	$29.48	$30.19
Income from investment operations:
Net investment income (loss)[b]	0.43	0.54	0.34	0.22
Net gain (loss) on investments (realized and unrealized)	1.97	11.12	2.33	(0.75)
Total from investment operations	2.40	11.66	2.67	(0.53)
Less distributions from:
Net investment income	(0.42)	(0.59)	(0.33)	(0.18)
Total distributions to shareholders	(0.42)	(0.59)	(0.33)	(0.18)
Net asset value, end of period	$44.87	$42.89	$31.82	$29.48
Total Return[c]	5.58%	37.07%	9.08%	(1.78)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,380	$25,736	$14,318	$23,584
Ratio to average net assets of:
Net investment income (loss)	0.96%	1.46%	1.10%	0.79%[d]
Total expenses	0.42%	0.41%	0.41%	0.41%[d]
Portfolio turnover rate[e]	43%	42%	43%	38%

[a]	The Fund commenced operations on December 3, 2010.

[b]	Based on average shares outstanding.

[c]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.

[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 93

Financial Highlights

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
(formerly, Guggenheim MSCI Emerging Markets Equal Weight ETF)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$34.43	$33.31	$33.83	$40.21
Income from investment operations:
Net investment income (loss)[b]	0.64	0.50	0.55	0.69
Net gain (loss) on investments (realized and unrealized)	(0.31)	1.06	(0.53)	(6.35)
Total from investment operations	0.33	1.56	0.02	(5.66)
Less distributions from:
Net investment income	(0.62)	(0.44)	(0.48)	(0.36)
Return of capital	—	—	(0.06)	(0.36)
Total distributions to shareholders	(0.62)	(0.44)	(0.54)	(0.72)
Net asset value, end of period	$34.14	$34.43	$33.31	$33.83
Total Return[c]	0.99%	4.76%	0.10%	(14.13)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$13,654	$10,328	$13,325	$16,914
Ratio to average net assets of:
Net investment income (loss)	1.86%	1.46%	1.66%	1.99%
Total expenses	0.70%	0.71%	0.72%	0.71%[d]
Net expenses[e]	0.60%	0.60%	0.61%	0.63%[d]
Portfolio turnover rate[f]	25%	38%	39%	63%

[a]	The Fund commenced operations on December 3, 2010.

[b]	Based on average shares outstanding.

[c]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.

[f]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 94

Financial Highlights

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$76.06	$55.09	$47.70	$42.37	$32.78
Income from investment operations:
Net investment income (loss)[a]	0.95	0.79	0.64	0.56	0.35
Net gain (loss) on investments (realized and unrealized)	6.67	21.02	7.46	5.31	9.56
Total from investment operations	7.62	21.81	8.10	5.87	9.91
Less distributions from:
Net investment income	(0.92)	(0.84)	(0.71)	(0.54)	(0.32)
Total distributions to shareholders	(0.92)	(0.84)	(0.71)	(0.54)	(0.32)
Net asset value, end of period	$82.76	$76.06	$55.09	$47.70	$42.37
Total Return[b]	10.07%	39.91%	17.05%	13.91%	30.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$86,897	$125,497	$41,314	$21,467	$25,425
Ratio to average net assets of:
Net investment income (loss)	1.20%	1.19%	1.22%	1.20%	0.89%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	22%	20%	25%	26%	28%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 95

Financial Highlights

Guggenheim S&P 500® Equal Weight Consumer Staples ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$88.48	$68.24	$61.01	$55.42	$48.42
Income from investment operations:
Net investment income (loss)[a]	2.04	1.73	1.41	1.31	1.14
Net gain (loss) on investments (realized and unrealized)	12.03	20.22	7.20	5.49	6.95
Total from investment operations	14.07	21.95	8.61	6.80	8.09
Less distributions from:
Net investment income	(1.80)	(1.71)	(1.38)	(1.21)	(1.09)
Total distributions to shareholders	(1.80)	(1.71)	(1.38)	(1.21)	(1.09)
Net asset value, end of period	$100.75	$88.48	$68.24	$61.01	$55.42
Total Return[b]	16.04%	32.59%	14.19%	12.37%	16.89%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$186,382	$84,054	$40,944	$30,507	$13,856
Ratio to average net assets of:
Net investment income (loss)	2.18%	2.15%	2.14%	2.20%	2.20%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	20%	17%	18%	15%	18%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 96

Financial Highlights

Guggenheim S&P 500® Equal Weight Energy ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$79.86	$64.01	$64.16	$53.74	$47.69
Income from investment operations:
Net investment income (loss)[a]	1.40	0.78	0.55	0.36	0.44
Net gain (loss) on investments (realized and unrealized)	(2.91)	15.87	(0.19)	10.43	6.07
Total from investment operations	(1.51)	16.65	0.36	10.79	6.51
Less distributions from:
Net investment income	(1.19)	(0.80)	(0.51)	(0.37)	(0.46)
Total distributions to shareholders	(1.19)	(0.80)	(0.51)	(0.37)	(0.46)
Net asset value, end of period	$77.16	$79.86	$64.01	$64.16	$53.74
Total Return[b]	(2.02)%	26.19%	0.58%	20.09%	13.74%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$100,307	$43,924	$32,004	$35,287	$16,122
Ratio to average net assets of:
Net investment income (loss)	1.64%	1.09%	0.88%	0.53%	0.87%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	25%	17%	30%	23%	31%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 97

Financial Highlights

Guggenheim S&P 500® Equal Weight Financials ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$37.64	$28.68	$24.48	$25.40	$21.53
Income from investment operations:
Net investment income (loss)[a]	0.53	0.57	0.39	0.42	0.31
Net gain (loss) on investments (realized and unrealized)	5.76	9.08	4.32	(0.96)	3.87
Total from investment operations	6.29	9.65	4.71	(0.54)	4.18
Less distributions from:
Net investment income	(0.66)	(0.58)	(0.42)	(0.38)	(0.31)
Return of capital	—	(0.11)	(0.09)	—	—
Total distributions to shareholders	(0.66)	(0.69)	(0.51)	(0.38)	(0.31)
Net asset value, end of period	$43.27	$37.64	$28.68	$24.48	$25.40
Total Return[b]	16.84%	34.05%	19.32%	(2.25)%	19.46%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$136,316	$58,337	$14,339	$17,133	$16,510
Ratio to average net assets of:
Net investment income (loss)	1.30%	1.65%	1.48%	1.59%	1.26%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	19%	14%	17%	18%	19%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 98

Financial Highlights

Guggenheim S&P 500® Equal Weight Health Care ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$104.50	$76.84	$66.49	$59.74	$50.56
Income from investment operations:
Net investment income (loss)[a]	0.66	0.55	0.47	0.32	0.20
Net gain (loss) on investments (realized and unrealized)	32.89	27.63	11.04	6.73	9.20
Total from investment operations	33.55	28.18	11.51	7.05	9.40
Less distributions from:
Net investment income	(0.61)	(0.52)	(1.16)	(0.30)	(0.22)
Total distributions to shareholders	(0.61)	(0.52)	(1.16)	(0.30)	(0.22)
Net asset value, end of period	$137.44	$104.50	$76.84	$66.49	$59.74
Total Return[b]	32.20%	36.81%	17.39%	11.80%	18.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$391,714	$130,627	$38,419	$53,196	$53,770
Ratio to average net assets of:
Net investment income (loss)	0.55%	0.60%	0.65%	0.47%	0.35%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	23%	24%	15%	19%	20%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 99

Financial Highlights

Guggenheim S&P 500® Equal Weight Industrials ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$76.33	$56.94	$51.50	$49.54	$39.76
Income from investment operations:
Net investment income (loss)[a]	1.22	0.95	1.05	0.83	0.61
Net gain (loss) on investments (realized and unrealized)	11.59	19.41	5.42	2.05	9.78
Total from investment operations	12.81	20.36	6.47	2.88	10.39
Less distributions from:
Net investment income	(0.96)	(0.97)	(1.03)	(0.92)	(0.61)
Total distributions to shareholders	(0.96)	(0.97)	(1.03)	(0.92)	(0.61)
Net asset value, end of period	$88.18	$76.33	$56.94	$51.50	$49.54
Total Return[b]	16.85%	36.10%	12.64%	5.80%	26.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$123,447	$57,251	$17,082	$15,450	$42,105
Ratio to average net assets of:
Net investment income (loss)	1.47%	1.41%	1.90%	1.52%	1.34%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	15%	24%	18%	15%	18%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 100

Financial Highlights

Guggenheim S&P 500® Equal Weight Materials ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$75.49	$60.71	$56.57	$57.32	$45.78
Income from investment operations:
Net investment income (loss)[a]	1.21	1.25	0.92	0.82	1.52
Net gain (loss) on investments (realized and unrealized)	6.85	14.73	4.14	(0.76)	11.65
Total from investment operations	8.06	15.98	5.06	0.06	13.17
Less distributions from:
Net investment income	(1.17)	(1.20)	(0.92)	(0.81)	(1.63)
Total distributions to shareholders	(1.17)	(1.20)	(0.92)	(0.81)	(1.63)
Net asset value, end of period	$82.38	$75.49	$60.71	$56.57	$57.32
Total Return[b]	10.68%	26.59%	8.99%	0.04%	29.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$74,138	$49,069	$33,388	$36,771	$34,395
Ratio to average net assets of:
Net investment income (loss)	1.48%	1.84%	1.55%	1.33%	2.88%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	22%	18%	20%	21%	27%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 101

Financial Highlights

Guggenheim S&P 500® Equal Weight Technology ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$70.98	$51.53	$52.23	$50.72	$39.98
Income from investment operations:
Net investment income (loss)[a]	0.78	0.68	0.41	0.29	0.12
Net gain (loss) on investments (realized and unrealized)	16.15	19.43	(0.75)	1.49	10.75
Total from investment operations	16.93	20.11	(0.34)	1.78	10.87
Less distributions from:
Net investment income	(0.74)	(0.66)	(0.36)	(0.27)	(0.13)
Total distributions to shareholders	(0.74)	(0.66)	(0.36)	(0.27)	(0.13)
Net asset value, end of period	$87.17	$70.98	$51.53	$52.23	$50.72
Total Return[b]	23.92%	39.23%	(0.71)%	3.51%	27.23%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$671,221	$273,275	$100,479	$109,685	$88,759
Ratio to average net assets of:
Net investment income (loss)	0.97%	1.07%	0.76%	0.54%	0.26%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	22%	24%	25%	29%	25%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 102

Financial Highlights

Guggenheim S&P 500® Equal Weight Utilities ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$64.67	$60.52	$54.03	$50.27	$42.13
Income from investment operations:
Net investment income (loss)[a]	2.59	2.36	2.03	1.89	1.84
Net gain (loss) on investments (realized and unrealized)	11.75	4.11	6.45	3.71	8.13
Total from investment operations	14.34	6.47	8.48	5.60	9.97
Less distributions from:
Net investment income	(2.32)	(2.32)	(1.99)	(1.84)	(1.83)
Total distributions to shareholders	(2.32)	(2.32)	(1.99)	(1.84)	(1.83)
Net asset value, end of period	$76.69	$64.67	$60.52	$54.03	$50.27
Total Return[b]	22.61%	10.95%	15.98%	11.29%	24.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$141,875	$51,738	$42,364	$32,417	$20,110
Ratio to average net assets of:
Net investment income (loss)	3.72%	3.78%	3.60%	3.60%	3.95%
Total expenses	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[c]	31%	22%	22%	15%	16%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 103

INDEX PUBLISHERS INFORMATION

FRANK RUSSELL COMPANY (“RUSSELL”)
The Russell MidCap® Equal Weight Index Total Return, Russell 1000® Equal Weight Index Total Return and Russell 2000® Equal Weight Index Total Return (the “Russell Indices”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by Guggenheim Investments. The Guggenheim Russell MidCap® Equal Weight ETF, Guggenheim Russell 1000® Equal Weight ETF and Guggenheim Russell 2000® Equal Weight ETF (the “Guggenheim Russell Funds”) are not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the Guggenheim Russell Funds. Russell makes no representation or warranty, express or implied, to the owners of the Guggenheim Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim Russell Funds particularly or the ability of the Russell Indices to track general stock market performance or a segment of the same. Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Indices are based. Russell’s only relationship to Guggenheim Investments is the licensing of certain trademarks and trade names of Russell and of the Russell Indices which are determined, composed and calculated by Russell without regard to Guggenheim Investments or the Guggenheim Russell Funds. Russell is not responsible for and has not reviewed the Guggenheim Russell Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation or liability in connection with the administration, marketing or trading of the Guggenheim Russell Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GUGGENHEIM INVESTMENTS, INVESTORS, OWNERS OF THE GUGGENHEIM RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI INC.
THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHTED INDEX (THE “MSCI INDEX”) IS THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY GUGGENHEIM INVESTMENTS. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF GENERALLY OR IN THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF PARTICULARLY OR THE ABILITY OF THE MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF OR THE ISSUER OR OWNERS OF THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEX. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF IS

PROSPECTUS | 104

REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEX FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF THE MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF, OWNERS OF THE GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

STANDARD & POOR’S
The Guggenheim S&P 500® Equal Weight ETF and Guggenheim S&P 500® Equal Weight Sectors ETFs (the “Guggenheim S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC and its affiliates (“S&P”). S&P makes any representation, condition or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Equal Weight Index Total Return, S&P 500® Equal Weight Index Consumer Discretionary Total Return, S&P 500® Equal Weight Index Consumer Staples Total Return, S&P 500® Equal Weight Index Energy Total Return, S&P 500® Equal Weight Index Financials Total Return, S&P 500® Equal Weight Index Health Care Total Return, S&P 500® Equal Weight Index Industrials Total Return, S&P 500® Equal Weight Index Materials Total Return, S&P 500® Equal Weight Index Information Technology Total Return, S&P 500® Equal Weight Index Materials Total Return and S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return (the “S&P Indices”) to track general stock market performance. S&P’s only relationship to Guggenheim Investments and its affiliates in connection with the Funds is the licensing of certain trademarks and trade names and of the S&P Indices which are determined, composed and calculated by S&P without regard to Guggenheim Investments or the Funds. S&P has no obligation to take the needs of Guggenheim Investments or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds’ shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, condition or representation, express or implied, as to results to be obtained by Guggenheim Investments, owners of the Funds, or any other person or entity form the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties, representations or conditions and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

PROSPECTUS | 105

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated February 28, 2015. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports or make inquiries, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at guggenheiminvestments.com, or writing to Rydex ETF Trust, at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s Investment Company Act file number is 811-21261.

PROSPECTUS | 106

805 King Farm Boulevard, Suite 600
Rockville, MD 20850
800.820.0888
guggenheiminvestments.com

Exchange Traded Funds	|	|	2.28.2015
Guggenheim ETFs Prospectus

NYSE ARCA, Inc. Ticker Symbol	Fund Name
Guggenheim Russell Top 50® Mega Cap and S&P Pure Style ETFs
XLG	Guggenheim Russell Top 50® Mega Cap ETF
RPG	Guggenheim S&P 500® Pure Growth ETF
RPV	Guggenheim S&P 500® Pure Value ETF
RFG	Guggenheim S&P MidCap 400® Pure Growth ETF
RFV	Guggenheim S&P MidCap 400® Pure Value ETF
RZG	Guggenheim S&P SmallCap 600® Pure Growth ETF
RZV	Guggenheim S&P SmallCap 600® Pure Value ETF

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ETFPSQ-1-0215x0216	guggenheiminvestments.com

FUND SUMMARIES
(Includes Investment Objective; Fees and Expenses; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)

Guggenheim Russell Top 50® Mega Cap ETF
Guggenheim Russell Top 50® Mega Cap ETF	1
Guggenheim S&P Pure Style ETFs
Guggenheim S&P 500® Pure Growth ETF	6
Guggenheim S&P 500® Pure Value ETF	11
Guggenheim S&P MidCap 400® Pure Growth ETF	16
Guggenheim S&P MidCap 400® Pure Value ETF	21
Guggenheim S&P SmallCap 600® Pure Growth ETF	27
Guggenheim S&P SmallCap 600® Pure Value ETF	32
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS	37
MANAGEMENT OF THE FUNDS	41
SHAREHOLDER INFORMATION	43
BUYING AND SELLING FUND SHARES	43
DIVIDENDS AND DISTRIBUTIONS	44
ADDITIONAL TAX INFORMATION	44
PREMIUM/DISCOUNT INFORMATION	46
MORE INFORMATION	46
FINANCIAL HIGHLIGHTS	47
INDEX PUBLISHERS INFORMATION	55
ADDITIONAL INFORMATION	57

ii | PROSPECTUS

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF (XLG)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim Russell Top 50® Mega Cap ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the daily performance of the Russell Top 50® Mega Cap Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.20%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014 .

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market. The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged capitalization-weighted index comprised of the 50 largest companies in the Russell 3000 ® Index, which is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe

PROSPECTUS | 1

representing approximately 98% of the U.S. equity market. As of December 31, 2014, the Underlying Index included companies with a capitalization range of $1.7 billion to $647.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, consumer staples, financials, health care and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk —The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Consumer Staples Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer staples sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer staples sector. The performance of consumer staples companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk — A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

2 | PROSPECTUS

ETF Shares Trading Risk — An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk—The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk — In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PROSPECTUS | 3

Trading Halt Risk — An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	13.84%	Q4 2008	-18.71%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014 )
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

4 | PROSPECTUS

	Past 1 Year	Past 5 Years	Since Inception (5/4/2005)
Return Before Taxes	11.42%	13.50%	6.89%
Return After Taxes on Distributions	10.44%	12.58%	6.06%
Return After Taxes on Distributions and Sale of Fund Shares	6.44%	10.35%	5.11%
Russell Top 50® Mega Cap Index Total Return (reflects no deduction for fees, expenses or taxes)	11.67%	13.77%	7.10%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 5

GUGGENHEIM S&P 500® PURE GROWTH ETF (RPG)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Pure Growth Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.35%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014 .

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P 500 ® companies with strong growth characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 106 of the constituents that comprise the S&P 500 ® . As of December 31, 2014, the Underlying Index included companies with capitalizations ranging from $5.9 billion to $647.5 billion.

6 | PROSPECTUS

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, financials, information technology and health care sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk —A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk —An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PROSPECTUS | 7

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Growth Stocks Risk—Growth companies typically invest a high portion of their earnings in their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Health Care Sector Risk—The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk —In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk —An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

8 | PROSPECTUS

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	21.83%	Q4 2008	-24.55%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014 )
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

PROSPECTUS | 9

	Past 1 Year	Past 5 Years	Since Inception (3/1/2006)
Return Before Taxes	13.89%	19.08%	10.59%
Return After Taxes on Distributions	13.55%	18.80%	10.35%
Return After Taxes on Distributions and Sale of Fund Shares	7.85%	15.42%	8.57%
S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.68%
S&P 500® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)	14.30%	19.54%	10.99%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

10 | PROSPECTUS

GUGGENHEIM S&P 500® PURE VALUE ETF (RPV)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Pure Value Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.35%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014 .

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P 500 ® companies with strong value characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 123 of the constituents that comprise the S&P 500 ® . As of December 31, 2014, the Underlying Index included companies with capitalizations ranging from $2.9 billion to $391.5 billion.

PROSPECTUS | 11

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, energy and financials sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk —The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk —A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Energy Sector Risk—The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy sector companies is closely tied to the price and supply of energy fuels and international political events.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk —An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be

12 | PROSPECTUS

unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk —In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk —An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS | 13

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	44.34%	Q4 2008	-31.03%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014 )
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (3/1/2006)
Return Before Taxes	12.27%	20.17%	9.37%
Return After Taxes on Distributions	11.49%	19.48%	8.56%
Return After Taxes on Distributions and Sale of Fund Shares	6.93%	16.11%	7.15%
S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.68%
S&P 500® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)	12.68%	20.67%	9.87%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

14 | PROSPECTUS

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 15

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF (RFG)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P MidCap 400® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Pure Growth Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.35%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014 .

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P MidCap 400 ® companies with strong growth characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 86 of the constituents that comprise the S&P MidCap 400 ® . As of December 31, 2014, the Underlying Index included companies with a capitalization range of $1.9 billion to $13.8 billion.

16 | PROSPECTUS

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, financials, industrials, information technology and health care sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk —A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk —An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PROSPECTUS | 17

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Growth Stocks Risk—Growth companies typically invest a high portion of their earnings in their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Health Care Sector Risk—The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk—The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Liquidity and Valuation Risk —In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to

18 | PROSPECTUS

purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk —An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	27.02%	Q4 2008	-25.18%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014 )
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

PROSPECTUS | 19

	Past 1 Year	Past 5 Years	Since Inception (3/1/2006)
Return Before Taxes	-0.33%	16.43%	10.37%
Return After Taxes on Distributions	-0.58%	16.24%	10.22%
Return After Taxes on Distributions and Sale of Fund Shares	-0.18%	13.22%	8.44%
S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.68%
S&P MidCap 400® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)	-0.10%	16.75%	10.72%

MANAGEMENT
INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

20 | PROSPECTUS

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF (RFV)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P MidCap 400® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Pure Value Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses**	0.37%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014 .

**
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$119	$207	$467

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS | 21

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P MidCap 400 ® companies with strong value characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 105 of the constituents that comprise the S&P MidCap 400 ® . As of December 31, 2014, the Underlying Index included companies with capitalizations ranging from $924.9 million to $8.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, energy, financials, industrials, information technology and materials sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk —A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Energy Sector Risk — The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy sector companies is closely tied to the price and supply of energy fuels and international political events.

22 | PROSPECTUS

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk —An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk—The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Liquidity and Valuation Risk —In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Materials Sector Risk —The Fund’s investments are exposed to issuers conducting business in the materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of materials companies are closely tied to commodity prices, exchange rates, import controls and market competition.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PROSPECTUS | 23

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk —An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	39.27%	Q4 2008	-34.51%

24 | PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014 )
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	Past 1 Year	Past 5 Years	Since Inception (3/1/2006)
Return Before Taxes	8.36%	15.61%	8.27%
Return After Taxes on Distributions	7.79%	15.05%	7.57%
Return After Taxes on Distributions and Sale of Fund Shares	4.72%	12.31%	6.30%
S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.68%
S&P MidCap 400® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)	8.74%	16.12%	8.71%

MANAGEMENT

INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to

PROSPECTUS | 25

recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

26 | PROSPECTUS

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF (RZG)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P SmallCap 600® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600® Pure Growth Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.35%

*    Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014 .

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P SmallCap 600 ® companies with strong growth characteristics as selected by S&P. As of December 31, 2014, the Underlying Index included 138 of the constituents that comprise the S&P SmallCap 600 ® . As of December 31, 2014, the Underlying Index included companies with a capitalization range of $240.9 million to $4.9 billion.

PROSPECTUS | 27

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, financials, industrials, information technology and health care sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk —A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk —An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

28 | PROSPECTUS

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Growth Stocks Risk—Growth companies typically invest a high portion of their earnings in their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Health Care Sector Risk—The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk—The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Liquidity and Valuation Risk —In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/ Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.
Small-Capitalization Securities Risk—Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly

PROSPECTUS | 29

lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk —An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	29.48%	Q4 2008	-26.10%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014 )
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

30 | PROSPECTUS

	Past 1 Year	Past 5 Years	Since Inception (3/1/2006)
Return Before Taxes	1.45%	17.09%	8.84%
Return After Taxes on Distributions	1.29%	16.91%	8.70%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	13.78%	7.12%
S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.68%
S&P SmallCap 600® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)	1.73%	17.49%	9.11%

MANAGEMENT
INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS | 31

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF (RZV)

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P SmallCap 600® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600® Pure Value Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.36%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014 .

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$37	$116	$202	$455

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P SmallCap 600 ® companies with strong value characteristics as selected by S&P. As of December 31, 2014, the Underlying Index

32 | PROSPECTUS

included 158 of the constituents that comprise the S&P SmallCap 600 ® . As of December 31, 2014, the Underlying Index included companies with a capitalization range of $90.5 million to $3.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the consumer discretionary, energy, financials, industrials and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Risk—The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Correlation and Tracking Error Risk —A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Energy Sector Risk —The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy sector companies is closely tied to the price and supply of energy fuels and international political events.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

PROSPECTUS | 33

ETF Shares Trading Risk —An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Financials Sector Risk—The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk—The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk—The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Liquidity and Valuation Risk —In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk—Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited

34 | PROSPECTUS

product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk —An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	75.37%	Q4 2008	-37.39%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2014 )
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

PROSPECTUS | 35

	Past 1 Year	Past 5 Years	Since Inception (3/1/2006)
Return Before Taxes	2.67%	16.39%	7.10%
Return After Taxes on Distributions	2.36%	16.05%	6.64%
Return After Taxes on Distributions and Sale of Fund Shares	1.51%	13.10%	5.45%
S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.68%
S&P SmallCap 600® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)	3.09%	16.87%	7.31%

MANAGEMENT
INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Manager . Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

Rydex ETF Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds, that are grouped into several categories according to each fund’s investment strategy. This Prospectus describes shares of the following funds (each, a “Fund” and collectively, the “Guggenheim Funds”) which are grouped into the following categories:

GUGGENHEIM ALTERNATIVE STYLE ETF—Guggenheim Russell Top 50® Mega Cap ETF

GUGGENHEIM PURE STYLE ETFS—Guggenheim S&P 500® Pure Growth ETF, Guggenheim S&P 500® Pure Value ETF, Guggenheim S&P MidCap 400® Pure Growth ETF, Guggenheim S&P MidCap 400® Pure Value ETF, Guggenheim S&P SmallCap 600® Pure Growth ETF, and Guggenheim S&P SmallCap 600® Pure Value ETF

Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) generally restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in a U.S. Securities and Exchange Commission (the “SEC”) exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Underlying Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

INVESTMENT OBJECTIVES
The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. Each Fund may change its Underlying Index without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days’ prior notice of any such change.

PRINCIPAL INVESTMENT STRATEGIES
Each Fund’s investment policy to invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in its Underlying Index is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In managing the Funds, the Advisor uses a “passive” investment strategy meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective is to correspond to the performance of each Fund’s Underlying Index as closely as possible. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its Underlying Index.

The Advisor does not engage in temporary defensive investing, keeping each Fund’s assets fully invested in all market environments. As a result, the Funds may be more vulnerable to market movements that are adverse to the Funds’ investment objectives than funds that engage in temporary defensive investing strategies. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

PRINCIPAL INVESTMENT RISKS
This section provides additional information regarding the principal risks described under “Principal Risks” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's Fund Summary to determine which risks are applicable to a particular Fund.

Capitalization Risk — The Fund’s Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g. , large, mid, or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes,

PROSPECTUS | 37

and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a daily basis or for a longer time period. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its Underlying Index, including fees, expenses, transaction costs, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its Underlying Index, or its weighting of investment exposure to such securities or industries may be different from that of its Underlying Index. In addition, the Fund may invest in securities or financial instruments not included in its Underlying Index. The Fund also may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Underlying Index.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity securities and equity-based derivatives to underperform other segments of the market or the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.

ETF Shares Trading Risk—An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. ETF shares also will be subject to intraday price performance risk because the Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective.

Growth Stocks Risk—Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer's earnings and other measures, because investors believe they have greater growth potential. However, there is no guarantee that such an issuer will realize that growth potential. In addition, an investment in growth stocks also may be susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such as earnings disappointments. Growth stocks also typically have little or no dividend income to absorb the effect of adverse market conditions.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established liquid market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

Market Risk—The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the

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Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.

Non-Diversification Risk—To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund is not actively “managed.” The Advisor does not base its securities selection based upon the Advisor’s view of the relative benefits and detriments of issuers and the Advisor does not attempt to sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. You should anticipate that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund’s Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Sector Concentration Risk—The Sector Concentration Risk applicable to each Fund is as follows:

Consumer Discretionary Sector Risk . The risk that the securities of, or financial instruments tied to the performance of, issuers in the consumer discretionary sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the consumer discretionary sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The prices of the securities of consumer discretionary companies may fluctuate widely in response to such events. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Consumer Staples Sector Risk . The risk that the securities of, or financial instruments tied to the performance of, issuers in the consumer staples sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the consumer staples sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer staples sector. The prices of the securities of consumer staples companies may fluctuate widely in response to such events. The performance of consumer staples companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. The performance of consumer staples companies are subject to government regulations, such as those affecting the permissibility of using various food additives and production methods, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund’s investments are exposed to issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy companies may fluctuate widely in response to such events. The prices of the securities of energy companies may also fluctuate due to

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changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, civil liabilities (including those for environmental damage) and tax and other governmental regulatory policies.

Financials Sector Risk . The risk that the securities of, or financial instruments tied to the performance of, issuers in the financials sector that the Fund purchases will underperform the market as a whole. To the extent the Fund’s investments are exposed to issuers conducting business in the financials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. The prices of the securities of financials companies may fluctuate widely in response to such events. Financials companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financials sector have resulted, and may continue to result, in an unusually high degree of volatility in the financials markets, both domestic and foreign, and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

Health Care Sector Risk. The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care companies may fluctuate widely in response to such events. The prices of the securities of health care companies may also fluctuate due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a health care company’s market value and/or share price.

Industrials Sector Risk . The risk that the securities of, or financial instruments tied to the performance of, issuers in the industrials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the industrials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate widely in response to such events. The prices of the securities of industrials companies may also fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of industrials companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

Information Technology Sector Risk . The risk that the securities of, or financial instruments tied to the performance of, issuers in the information technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the information technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies may fluctuate widely in response to such events. The prices of the securities of information technology companies may also fluctuate due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

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Materials Sector Risk  . The risk that the securities of, or financial instruments tied to the performance of, issuers in the materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of materials companies may fluctuate widely in response to such events. The prices of the securities of materials companies may also fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Value Stocks Risk—Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
The Advisor, Security Investors, LLC, which operates under the name Guggenheim Investments, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since its inception.
The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended October 31, 2014 , based on the average daily net assets of each Fund, as set forth below:

Fund	Advisory Fee
Guggenheim Russell Top 50® Mega Cap ETF	0.20%
Guggenheim S&P 500® Pure Growth ETF	0.35%
Guggenheim S&P 500® Pure Value ETF	0.35%
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions and distribution fees and expenses paid by the

PROSPECTUS | 41

Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Acquired Fund Fees and Expenses are not direct operating expenses of the Funds, but are fees and expenses of the investment companies in which the Funds invest. As a result, the Advisor’s obligation to pay certain operating expenses of the Funds does not extend to Acquired Fund Fees and Expenses.

The Funds invest in a money market fund pursuant to a cash sweep agreement, and may invest in other investment companies. As a shareholder in a money market fund or other investment company, the Funds will indirectly bear their proportionate share of the fees and expenses of such money market fund or investment company. The money market fund’s fees and expenses borne by each Fund amount to less than 0.001%.

A discussion regarding the basis for the Board’s most recent approval of the Funds' investment advisory agreement in June 2014 is available in the Funds' October 31, 2014 Annual Report to Shareholders, which covers the period November 1, 2013 to October 31, 2014.

PORTFOLIO MANAGEMENT
The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum , CFA, Senior Vice President—Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. King, Harder and McGregor. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the Rydex NASDAQ-100 ® , Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 ® Strategy and Inverse NASDAQ-100 ® Strategy Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

James R. King, CFA, Portfolio Manager—Mr. King rejoined the Advisor in 2011 as the lead portfolio manager for exchange-traded products. In the interval between 2008 and 2011, he served as special consultant to a pair of hedge funds ventures, one focused on long-short equity and the other on market neutral statistical arbitrage. Prior to that, he served at the Advisor in a variety of roles ranging from shareholder services representative to portfolio manager and director of trading. At the time of his departure in 2008, he was director of portfolio management, overseeing a suite of trader-friendly mutual funds with nearly $15 billion in assets. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst® designation. He has been quoted in several publications such as The Wall Street Journal, Reuters and BusinessWeek. He has also been a speaker at several industry events, discussing ETFs, trading strategies, index construction, and trader-friendly mutual funds.

Ryan A. Harder , CFA, Portfolio Manager—Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Rydex Domestic Equity, Rydex International Equity, Rydex Fixed Income, and Guggenheim Alternative Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Jamie McGregor , Portfolio Manager—Mr. McGregor has served the Advisor in several capacities since he joined the firm in 2007. In 2009 he became a member of the trading team, where he played an integral role in building out the trading infrastructure to support international equities. Mr. McGregor has since transitioned off the trading desk to serve as Portfolio Manager for the Guggenheim ETFs. As Portfolio Manager, he is primarily responsible for the day-to-day management of the Funds. Mr. McGregor holds a bachelor’s degree in finance from the University of Delaware, and is FINRA Series 7 & 55 licensed.

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Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

CALCULATING NAV Each Fund calculates its NAV by:
• Taking the current market value of its total assets; • Subtracting any liabilities; and • Dividing that amount by the total number of shares owned by shareholders.
Each Fund calculates its NAV as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time) on each day the Exchange is open for business (a “Business Day”). The Exchange is open Monday through Friday, except in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the Exchange closes early – such as on days in advance of holidays generally observed by the Exchange – each Fund will calculate its NAV as of the earlier closing time. For more information, please call 800.820.0888 or visit the Guggenheim Investments website – guggenheiminvestments.com.
When calculating NAV, each Fund will value the portfolio securities and assets of the Fund for which market quotations are readily available at the current market price of those securities and assets.
For foreign securities and other assets that are priced in a currency other than U.S. dollars, each Fund will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares.
If market prices for certain securities or instruments are unavailable or the Advisor thinks that they are unreliable or a significant event has occurred, the Advisor prices those securities and instruments at fair value as determined in good faith using methods approved by the Board of Trustees.
The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
More information about the valuation of the Funds’ holdings can be found in the SAI.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses—As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s NAV or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

BUYING AND SELLING FUND SHARES

Fund shares are listed for secondary trading on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.

PROSPECTUS | 43

The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day, and Christmas Day.

SHARE TRADING PRICES
The trading prices of a Fund’s shares listed on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the authorized participant and Guggenheim Funds Distributors, LLC (the “Distributor”), the Funds’ distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund’s portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

DISTRIBUTION PLAN
The Funds have adopted a Distribution Plan that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b‑1 under the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose distribution fees, and no such fees will be charged prior to March 1, 2016 . However, in the event that distribution fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.
ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.
TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.
TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

44 | PROSPECTUS

•	The income dividends you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

•	Subject to certain limitations, dividends that are reported as qualified dividend income are currently eligible for a reduced maximum tax rate for individuals of 20%.

•
Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are generally eligible for a reduced maximum tax rate for individuals of 20%.

•
Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year are generally taxable to you in the previous year.

•	Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

•
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax advisor.

•
If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from a Fund, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

MEDICARE CONTRIBUTION TAX
U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain estates and trusts.
BACK-UP WITHHOLDING
A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to back-up withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
NON-U.S. INVESTORS
Foreign shareholders (i.e., non-resident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Funds’ taxable years beginning on or prior to December 31, 2014 , properly designated interest-related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. However, depending on the circumstances,

PROSPECTUS | 45

the Funds may so designate all, some or none of their potentially eligible dividends, and a portion of their distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. Additionally, it is unclear whether the exception for interest-related dividends and short-term capital gain dividends will be extended to subsequent taxable years. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the definition of “resident alien” under the Internal Revenue Code or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
TAX STATUS OF SHARE TRANSACTIONS
Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.
STATE TAX CONSIDERATIONS
In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.
TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS
A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.
PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of each Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at guggenheiminvestments.com.
MORE INFORMATION

For more information on how to buy and sell shares of the Funds, call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 or visit guggenheiminvestments.com.

46 | PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial information that follows has been audited by Ernst & Young LLP, the Trust’s independent registered public accounting firm, whose report is included in the Funds’ 2014 Annual Report along with the Funds’ financial statements. The 2014 Annual Report is available upon request.

PROSPECTUS | 47

Financial Highlights

Guggenheim Russell Top 50® Mega Cap ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$123.06	$104.06	$89.97	$85.16	$78.90
Income from investment operations:
Net investment income (loss)[a]	2.74	2.56	2.17	1.87	1.72
Net gain (loss) on investments (realized and unrealized)	17.82	19.05	14.02	4.74	6.26
Total from investment operations	20.56	21.61	16.19	6.61	7.98
Less distributions from:
Net investment income	(2.75)	(2.61)	(2.10)	(1.80)	(1.72)
Total distributions to shareholders	(2.75)	(2.61)	(2.10)	(1.80)	(1.72)
Net asset value, end of period	$140.87	$123.06	$104.06	$89.97	$85.16
Total Return[b]	16.86%	21.07%	18.11%	7.80%	10.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$598,797	$523,123	$624,468	$454,409	$323,669
Ratio to average net assets of:
Net investment income (loss)	2.08%	2.28%	2.19%	2.08%	2.09%
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Portfolio turnover rate[c]	6%	8%	7%	6%	9%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

48 | PROSPECTUS

Financial Highlights

Guggenheim S&P 500® Pure Growth ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$66.12	$47.80	$44.68	$40.40	$30.85
Income from investment operations:
Net investment income (loss)[a]	0.55	0.44	0.33	0.18	0.13
Net gain (loss) on investments (realized and unrealized)	12.81	18.33	3.11	4.28	9.57
Total from investment operations	13.36	18.77	3.44	4.46	9.70
Less distributions from:
Net investment income	(0.52)	(0.42)	(0.32)	(0.18)	(0.15)
Return of capital	—	(0.03)	—	—	—
Total distributions to shareholders	(0.52)	(0.45)	(0.32)	(0.18)	(0.15)
Net asset value, end of period	$78.96	$66.12	$47.80	$44.68	$40.40
Total Return[b]	20.24%	39.45%	7.72%	11.06%	31.51%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,792,516	$760,397	$332,253	$265,889	$147,470
Ratio to average net assets of:
Net investment income (loss)	0.74%	0.76%	0.71%	0.41%	0.37%
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[c]	46%	44%	35%	21%	31%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 49

Financial Highlights

Guggenheim S&P 500® Pure Value ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$46.51	$32.26	$28.38	$25.95	$21.46
Income from investment operations:
Net investment income (loss)[a]	0.90	0.67	0.48	0.42	0.35
Net gain (loss) on investments (realized and unrealized)	7.50	14.18	3.89	2.40	4.49
Total from investment operations	8.40	14.85	4.37	2.82	4.84
Less distributions from:
Net investment income	(0.77)	(0.60)	(0.49)	(0.39)	(0.35)
Total distributions to shareholders	(0.77)	(0.60)	(0.49)	(0.39)	(0.35)
Net asset value, end of period	$54.14	$46.51	$32.26	$28.38	$25.95
Total Return[b]	18.13%	46.39%	15.54%	10.84%	22.67%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,275,062	$374,565	$85,583	$79,550	$55,876
Ratio to average net assets of:
Net investment income (loss)	1.74%	1.65%	1.60%	1.44%	1.38%
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[c]	25%	24%	37%	23%	27%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

50 | PROSPECTUS

Financial Highlights

Guggenheim S&P MidCap 400® Pure Growth ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$115.31	$88.25	$82.17	$70.46	$52.89
Income from investment operations:
Net investment income (loss)[a]	0.75	1.02	0.20	0.07	0.02
Net gain (loss) on investments (realized and unrealized)	7.93	27.10	6.04	11.72	17.59
Total from investment operations	8.68	28.12	6.24	11.79	17.61
Less distributions from:
Net investment income	(0.69)	(1.06)	(0.16)	(0.08)	(0.04)
Total distributions to shareholders	(0.69)	(1.06)	(0.16)	(0.08)	(0.04)
Net asset value, end of period	$123.30	$115.31	$88.25	$82.17	$70.46
Total Return[b]	7.53%	32.07%	7.60%	16.73%	33.32%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$745,942	$737,971	$511,881	$653,246	$292,429
Ratio to average net assets of:
Net investment income (loss)	0.62%	1.01%	0.23%	0.09%	0.03%
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[c]	75%	72%	56%	45%	51%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 51

Financial Highlights

Guggenheim S&P MidCap 400® Pure Value ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$48.42	$35.00	$31.00	$30.77	$24.20
Income from investment operations:
Net investment income (loss)[a]	0.71	0.52	0.46	0.41	0.36
Net gain (loss) on investments (realized and unrealized)	4.18	13.46	4.01	0.22	6.57
Total from investment operations	4.89	13.98	4.47	0.63	6.93
Less distributions from:
Net investment income	(0.60)	(0.56)	(0.47)	(0.40)	(0.36)
Total distributions to shareholders	(0.60)	(0.56)	(0.47)	(0.40)	(0.36)
Net asset value, end of period	$52.71	$48.42	$35.00	$31.00	$30.77
Total Return[b]	10.14%	40.27%	14.46%	2.03%	28.75%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$118,631	$77,503	$35,015	$35,671	$43,089
Ratio to average net assets of:
Net investment income (loss)	1.38%	1.22%	1.36%	1.22%	1.20%
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[c]	40%	28%	47%	49%	35%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

52 | PROSPECTUS

Financial Highlights

Guggenheim S&P SmallCap 600® Pure Growth ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$74.23	$54.34	$49.82	$43.32	$34.13
Income from investment operations:
Net investment income (loss)[a]	0.31	0.59	0.20	0.02	0.06
Net gain (loss) on investments (realized and unrealized)	6.33	19.87	4.50	6.57	9.18
Total from investment operations	6.64	20.46	4.70	6.59	9.24
Less distributions from:
Net investment income	(0.31)	(0.54)	(0.18)	(0.09)	(0.05)
Return of capital	—	(0.03)	—	—	—
Total distributions to shareholders	(0.31)	(0.57)	(0.18)	(0.09)	(0.05)
Net asset value, end of period	$80.56	$74.23	$54.34	$49.82	$43.32
Total Return[b]	8.96%	37.94%	9.44%	15.22%	27.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$104,723	$107,630	$73,359	$34,873	$17,329
Ratio to average net assets of:
Net investment income (loss)	0.39%	0.94%	0.38%	0.03%	0.14%
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[c]	78%	73%	44%	33%	55%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

PROSPECTUS | 53

Financial Highlights

Guggenheim S&P SmallCap 600® Pure Value ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$57.37	$40.04	$35.50	$34.27	$28.50
Income from investment operations:
Net investment income (loss)[a]	0.44	0.56	0.25	0.20	0.20
Net gain (loss) on investments (realized and unrealized)	5.14	17.40	4.56	1.23	5.78
Total from investment operations	5.58	17.96	4.81	1.43	5.98
Less distributions from:
Net investment income	(0.41)	(0.63)	(0.25)	(0.20)	(0.21)
Return of capital	—	—	(0.02)	—	—
Total distributions to shareholders	(0.41)	(0.63)	(0.27)	(0.20)	(0.21)
Net asset value, end of period	$62.54	$57.37	$40.04	$35.50	$34.27
Total Return[b]	9.73%	45.20%	13.52%	4.16%	21.07%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$171,990	$123,350	$72,066	$62,130	$87,383
Ratio to average net assets of:
Net investment income (loss)	0.73%	1.14%	0.65%	0.53%	0.60%
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[c]	51%	43%	48%	76%	62%

[a]	Based on average shares outstanding.

[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

54 | PROSPECTUS

INDEX PUBLISHERS INFORMATION

Frank Russell Company (“Russell”)
The Guggenheim Russell Top 50® Mega Cap ETF is not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Guggenheim Russell Top 50® Mega Cap ETF or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim Russell Top 50® Mega Cap ETF particularly or the ability of the Russell Top 50® Mega Cap Index Total Return to track general stock market performance or a segment of the same. Russell’s publication of the Russell Top 50® Mega Cap Index Total Return in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Top 50® Mega Cap Index Total Return is based. Russell's only relationship to the Licensee is the licensing of certain trademarks and trade names of Russell and of the Russell Top 50® Mega Cap Index Total Return which is determined, composed and calculated by Russell without regard to the Licensee or the Guggenheim Russell Top 50® Mega Cap ETF. Russell is not responsible for and has not reviewed the Guggenheim Russell Top 50® Mega Cap ETF nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Top 50® Mega Cap Index Total Return. Russell has no obligation or liability in connection with the administration, marketing or trading of the Guggenheim Russell Top 50® Mega Cap ETF.

Russell does not guarantee the accuracy and/or the completeness of the Russell Top 50® Mega Cap Index Total Return or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to results to be obtained by the Licensee, investors, owners of the Guggenheim Russell Top 50® Mega Cap ETF, or any other person or entity from the use of the Russell Top 50® Mega Cap Index Total Return or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose of use with respect to the Russell Top 50® Mega Cap Index Total Return or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

“Frank Russell®” and “Russell®” are trademarks of Russell and have been licensed for use by the Licensee.

STANDARD & POOR’S
The Guggenheim S&P 500® Pure Growth ETF, Guggenheim S&P 500® Pure Value ETF, Guggenheim S&P MidCap 400® Pure Growth ETF, Guggenheim S&P MidCap 400® Pure Value ETF, Guggenheim S&P SmallCap 600® Pure Growth ETF, and Guggenheim S&P SmallCap 600® Pure Value ETF (the “Guggenheim S&P Pure Style Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC and its affiliates (“S&P”) or Citigroup Global Markets and its affiliates (“Citigroup”). Neither S&P nor Citigroup makes any representation, condition or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500® Pure Growth Index Total Return, S&P 500® Pure Value Index Total Return, S&P MidCap 400® Pure Growth Index Total Return, S&P MidCap 400® Pure Value Index Total Return, S&P SmallCap 600® Pure Growth Index Total Return, and S&P SmallCap 600® Pure Value Index Total Return (the “S&P Indices”) to track general stock market performance. S&P’s and Citigroup’s only relationship to Guggenheim Investments and its affiliates in connection with the Guggenheim S&P Pure Style Funds is the licensing of certain trademarks and trade names and of the S&P Indices which are determined, composed and calculated by S&P without regard to Guggenheim Investments or the Guggenheim S&P Pure Style Funds. S&P and Citigroup have no obligation to take the needs of Guggenheim Investments or the owners of the Guggenheim S&P Pure Style Funds into consideration in determining, composing or calculating the S&P Indices. S&P and Citigroup are not responsible for and have not participated in the determination of the prices and amount of the Guggenheim S&P Pure Style Funds or the timing of the issuance or sale of the Guggenheim S&P Pure Style Funds or in the determination or calculation of the equation by which the Guggenheim S&P Pure Style Funds’ shares are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Guggenheim S&P Pure Style Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty, condition or representation, express or implied, as to results to be obtained by Guggenheim Investments,

PROSPECTUS | 55

owners of the Guggenheim S&P Pure Style Funds, or any other person or entity form the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties, representations or conditions and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

56 | PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated February 28, 2015 . The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.
You may obtain a copy of the SAI or the Annual or Semi-Annual Reports or make inquiries, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at guggenheiminvestments.com, or writing to Rydex ETF Trust, at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.
No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.
The Trust’s Investment Company Act file number is 811-21261.

PROSPECTUS | 57

805 King Farm Boulevard, Suite 600
Rockville, MD 20850
800.820.0888
guggenheiminvestments.com

GUGGENHEIM EQUAL WEIGHT ETFs PROSPECTUS [February 28, 2015]
Domestic Equal Weight ETFs
Guggenheim Russell 1000® Growth Equal Weight ETF (NYSE Arca, Inc.: EWLG)
Guggenheim Russell 1000® Value Equal Weight ETF (NYSE Arca, Inc.: EWLV)
Guggenheim Russell 2000® Growth Equal Weight ETF (NYSE Arca, Inc.: EWSG)
Guggenheim Russell 2000® Value Equal Weight ETF (NYSE Arca, Inc.: EWSV)
Guggenheim Russell 3000® Equal Weight ETF (NYSE Arca, Inc.: EWRA)
Guggenheim Russell 3000® Growth Equal Weight ETF (NYSE Arca, Inc.: EWAG)
Guggenheim Russell 3000® Value Equal Weight ETF (NYSE Arca, Inc.: EWAV)

International Equal Weight ETFs
Guggenheim Russell BRIC Equal Weight ETF (NYSE Arca, Inc.: EWBK)
Guggenheim Russell Greater China Large Cap Equal Weight ETF (NYSE Arca, Inc.: EWGC)
Guggenheim Russell Global 1000® Equal Weight ETF (NYSE Arca, Inc.: EWGI)
Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF (NYSE Arca, Inc.: EWGX)
Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF (NYSE Arca, Inc.: EWRE)
Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF (NYSE Arca, Inc.: EWME)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries
(Includes Fund Objective, Fees and Expenses, Principal Investment Strategies, Principal Risks, Performance Information, Management, Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries)

EQUAL WEIGHT ETFs

DOMESTIC
GUGGENHEIM RUSSELL 1000® GROWTH EQUAL WEIGHT ETF	1
GUGGENHEIM RUSSELL 1000® VALUE EQUAL WEIGHT ETF	5
GUGGENHEIM RUSSELL 2000® GROWTH EQUAL WEIGHT ETF	9
GUGGENHEIM RUSSELL 2000® VALUE EQUAL WEIGHT ETF	13
GUGGENHEIM RUSSELL 3000® EQUAL WEIGHT ETF	17
GUGGENHEIM RUSSELL 3000® GROWTH EQUAL WEIGHT ETF	21
GUGGENHEIM RUSSELL 3000® VALUE EQUAL WEIGHT ETF	25
INTERNATIONAL
GUGGENHEIM RUSSELL BRIC EQUAL WEIGHT ETF	29
GUGGENHEIM RUSSELL GREATER CHINA LARGE CAP EQUAL WEIGHT ETF	34
GUGGENHEIM RUSSELL GLOBAL 1000® EQUAL WEIGHT ETF	39
GUGGENHEIM RUSSELL GLOBAL EX-U.S. LARGE CAP EQUAL WEIGHT ETF	44
GUGGENHEIM RUSSELL EMERGING MARKETS LARGE CAP EQUAL WEIGHT ETF	49
GUGGENHEIM RUSSELL EMERGING EMEA LARGE CAP EQUAL WEIGHT ETF	54
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS	59
MANAGEMENT OF THE FUNDS	69
SHAREHOLDER INFORMATION	71
BUYING AND SELLING FUND SHARES	72
DIVIDENDS AND DISTRIBUTIONS	72
ADDITIONAL TAX INFORMATION	72
PREMIUM/DISCOUNT INFORMATION	75
MORE INFORMATION	75
INDEX PUBLISHER INFORMATION	76
ADDITIONAL INFORMATION	77

GUGGENHEIM RUSSELL 1000® GROWTH EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell 1000® Growth Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 1000® Growth Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.55%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$176

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Underlying Index has market capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL 1000® VALUE EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell 1000® Value Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 1000® Value Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.55%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$176

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 1000® Value Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe and includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Value Equal Weight Index has market capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL 2000® GROWTH EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell 2000® Growth Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 2000® Growth Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.55%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$76

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 2000® Growth Index. The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe and includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Growth Index consists of capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.
Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.
Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL 2000® VALUE EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell 2000® Value Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 2000® Value Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.55%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$176

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 2000® Value Index. The Russell 2000® Value Index measures the performance of the small-cap growth segment of the U.S. equity universe and includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Value Index consists of capitalizations ranging $[ ] billion to $[ ] billion as of [ ], 2015 . In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL 3000® EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell 3000® Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 3000® Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.55%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$176

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 3000® Index. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market with capitalizations ranging $[ ] billion to $[ ] billion as of [ ], 2015 . In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The

Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL 3000® GROWTH EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell 3000® Growth Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 3000® Growth Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.55%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$76

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 3000® Growth Index. The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe and includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values with capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underling Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL 3000® VALUE EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell 3000® Value Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 3000® Value Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.55%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$176

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell 3000® Value Index. The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe and includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values with capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL BRIC EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell BRIC Equal Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the Russell Brazil, Russia, India and China (BRIC) Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.90%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$92	$287

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell BRIC Index, which measures the performance of the investable securities in Brazil, Russia, India and China and other emerging markets, with capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . Both Indices are denominated in U.S. dollars. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Currency Risk. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Emerging Markets Risk. The Fund’s investments will have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk. To the extent that the Fund’s investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Underlying Index. The Fund has concentrated investment exposure to the countries or regions listed below.

Brazil. While one of the largest economies in the world based on nominal GDP, Brazil’s economy has experienced periods of high volatility and economic instability due in part to persistent inflation and currency devaluation.

China. The Chinese economy rivals that of the United States and continues to be considered one of the world’s fastest growing economies although it is experiencing an economic slowdown. However, it is generally considered an emerging market and is vulnerable to economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the United States, including the extensive involvement of the Chinese government in the operation of the economy. Political risk is also high.

India. India and certain countries in South Asia are either comparatively underdeveloped or in the process of becoming developed and are thus more vulnerable to economic, political, and social instability than more developed nations. It is experiencing an economic slowdown.

Russia. Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States, with a few issuers representing a large percentage of market capitalization and trading volume.

Investing in each of these countries or regions is usually considered riskier than investing in U.S. assets. It is also more volatile.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance

(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 100,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL GREATER CHINA LARGE CAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell Greater China Large Cap Equal Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the Russell Greater China Large Cap Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.90%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$92	$287

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell Greater China Large Cap Index, which measures the performance of the largest investable securities in China, Hong Kong and Taiwan, with capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . Both Indices are denominated in U.S. dollars. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Currency Risk. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Emerging Markets Risk. The Fund’s investments will have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Underlying Index. The Fund has concentrated investment exposure to the countries or regions listed below.

China. The Chinese economy rivals that of the United States and continues to be considered one of the world’s fastest growing economies although it is experiencing an economic slowdown. However, it is generally considered an emerging market and is vulnerable to economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the United States, including the extensive involvement of the Chinese government in the operation of the economy. Political risk is also high.

Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance as well as the condition of Mainland China.

Taiwan. The economy of Taiwan has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Taiwanese economy. Taiwan is also heavily dependent on international trade and finance and geopolitical risk with China is high.

Investing in each of these countries or regions is usually considered riskier than investing in U.S. assets. It is also more volatile.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 100,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL GLOBAL 1000® EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell Global 1000® Equal Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the Russell Global 1000® Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.70%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$224

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell Global 1000® Index, which offers investors access to 1,000 large capitalization stocks, some of which provide exposure to emerging markets, and has capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . Both Indices are denominated in U.S. dollars. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Currency Risk. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Emerging Markets Risk. The Fund’s investments will have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Underlying Index. The Fund has concentrated investment exposure to the countries or regions listed below.

Asia. While certain Asian economies are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Canada. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Fund’s investments.

United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the United States may have an adverse impact on these markets.

Investing in each of these countries or regions is usually considered riskier than investing in U.S. assets. It is also more volatile.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 100,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL GLOBAL EX-U.S. LARGE CAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the Russell Global Ex-U.S. Large Cap Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.70%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$224

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell Global Ex-U.S. Large Cap Index, which offers investors access to the large-cap segment of the global equity market, which include certain markets deemed to be emerging markets, except those securities domiciled in the United States. The Russell Global Ex-U.S. Large Cap Index includes the largest securities in the Russell Global Ex-U.S. Index and has capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . Both Indices are denominated in U.S. dollars. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Currency Risk. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Emerging Markets Risk. The Fund’s investments will have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Underlying Index. The Fund has concentrated investment exposure to the regions listed below.

Asia. While certain Asian economies are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Fund’s investments.

Investing in each of these countries or regions is usually considered riskier than investing in U.S. assets. It is also more volatile.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 100,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL EMERGING MARKETS LARGE CAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the Russell Emerging Markets Large Cap Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.90%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$92	$287

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell Emerging Markets Large Cap Index, which includes the largest securities in the Russell Emerging Markets Index with capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . Both Indices are denominated in U.S. dollars. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Currency Risk. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Emerging Markets Risk. The Fund’s investments will have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Underlying Index. The Fund has concentrated investment exposure to the regions listed below.

Asia. While certain Asian economies are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Investing in each of these countries or regions is usually considered riskier than investing in U.S. assets. It is also more volatile.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 100,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

GUGGENHEIM RUSSELL EMERGING EMEA LARGE CAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE – The investment objective of the Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the Russell Emerging EMEA Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.90%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015 .

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$92	$287

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the Russell Emerging EMEA Index, which measures the performance of the largest investable securities in emerging countries in Europe, the Middle East and Africa, with capitalizations ranging from $[ ] billion to $[ ] billion as of [ ], 2015 . Both Indices are denominated in U.S. dollars. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Currency Risk. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

Emerging Markets Risk. The Fund’s investments will have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Underlying Index. The Fund has concentrated investment exposure to the regions and/or countries or regions listed below.

Africa. Certain African markets are in the early stages of development and depend upon exports of commodities. As a result, these economies are vulnerable to changes in commodity prices. Many African governments have exercised and continue to exercise substantial influence over many aspects of the private sector, which may inhibit economic development in some instances. The African economy also may be adversely affected by political, economic and social events.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Fund’s investments.

Middle East. Certain Middle Eastern markets are in the early stages of development and may be considered “frontier markets.” Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies.

Russia. Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States, with a few issuers representing a large percentage of market capitalization and trading volume.

Investing in each of these countries or regions is usually considered riskier than investing in U.S. assets. It is also more volatile.

Investment in Investment Companies Risk. Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk. The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk. The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

•	James R. King, CFA, Portfolio Manager. With the exception of the period from March 15, 2008 to January 18, 2011, Mr. King has been associated with the Advisor since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

•	Jamie McGregor, Portfolio Analyst. Mr. McGregor has been associated with the Advisor since 2007.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from the Fund only in “Creation Units” of 100,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

Rydex ETF Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds, that are grouped into several categories according to each fund’s investment strategy. This Prospectus describes shares of the following funds (each a “Fund” and collectively, the “Guggenheim Funds”) which are grouped into the following categories:

DOMESTIC EQUAL WEIGHT ETFS – Guggenheim Russell 1000® Growth Equal Weight ETF, Guggenheim Russell 1000® Value Equal Weight ETF, Guggenheim Russell 2000® Growth Equal Weight ETF, Guggenheim Russell 2000® Value Equal Weight ETF, Guggenheim Russell 3000® Equal Weight ETF, Guggenheim Russell 3000® Growth Equal Weight ETF, and Guggenheim Russell 3000® Value Equal Weight ETF

INTERNATIONAL EQUAL WEIGHT ETFS – Guggenheim Russell BRIC Equal Weight ETF, Guggenheim Russell Greater China Large Cap Equal Weight ETF, Guggenheim Russell Global 1000® Equal Weight ETF, Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF, Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF, and Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF

The general goal of an equal weighted index is to represent the performance of its constituents in equal proportion to one another. In comparison, the degree to which the performance of a constituent of a market capitalization weighted index is represented in the index is dependent on the size of the constituent. For example, the S&P 500® Index tends to be largely representative of a small number of the Index’s largest constituents. The equal representation provided by an equal weighted index provides broader exposure to the index constituents than its market capitalization weighted counterpart. An equal weighted index also mitigates single stock risk arising from the more heavily weighted issues in any market capitalization weighted index as well as the opportunity to realize the outperformance of the smaller constituents in the index. More information about the Funds’ Underlying Indices, including their calculation methodologies, is located in the Funds' Statement of Additional Information (the “SAI”).

Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) generally restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in a U.S. Securities and Exchange Commission (the “SEC”) exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

INVESTMENT OBJECTIVES
The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. Each Fund may change the Underlying Index without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days’ prior notice of any such change.

PRINCIPAL INVESTMENT STRATEGIES
Each Fund’s investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In managing the Funds, the Advisor uses a “passive” investment strategy meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective is to correspond to the performance of each Fund’s benchmark as closely as possible. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund’s assets fully invested in all market environments. As a result, the Funds may be more vulnerable to market movements that are adverse to the Funds’ investment objectives than funds that engage in temporary defensive investing strategies. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

PRINCIPAL INVESTMENT RISKS
This section provides additional information regarding the principal risks described under “Principal Risks” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund.

Capitalization Risk. The Fund’s Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid, or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a daily basis or for a longer time period. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its Underlying Index, including fees, expenses, transaction costs, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its Underlying Index, or its weighting of investment exposure to such securities or industries may be different from that of its Underlying Index. In addition, the Fund may invest in securities or financial instruments not included in its Underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Underlying Index.

Counterparty Credit Risk. The Fund can invest in financial instruments (including repurchase agreements and reverse repurchase agreements) and OTC-traded derivatives (including equity index swap agreements) involving counterparties for the purpose of gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. Through these investments, the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or default on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

To the extent the Fund’s financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

Currency Risk. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in sovereign debt levels and trade deficits; domestic and foreign inflation and interest rates and investors’ expectations concerning those rates; currency exchange rates; investment and trading activities of other funds, including hedge funds and currency funds; and global or regional political, economic or financial events and situations and the imposition of currency controls or other political developments in the U.S. or abroad. While the Fund may engage in currency hedging transactions, it generally does not intend to do so.

The Fund may have indirect and direct exposure to the euro, which has experienced increased volatility in recent months.  The increased volatility in the price of euro, which has fluctuated widely over the past several years, is due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on EU members’ participation in the European Monetary Union and the value of the euro.  If such volatility persists, the euro may not maintain its current purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. The Fund’s investment exposure to the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as equity index swaps, futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Certain risks also are specific to the derivatives in which the Fund invests.

Swap Agreements Risk. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid and currently usually trade on the OTC market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.

The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Advisor will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

Futures Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Exchanges can limit the number of options that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures are also subject to leveraging risk and can be subject to liquidity risk.

Options Contracts Risk. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. Options are subject to correlation risks. The writing and purchase of options is a highly specialized activity as the successful use of futures options depends on the Advisor’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of futures options that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the fund strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Emerging Markets Risk. The Fund may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Energy Sector Concentration Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund’s investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, civil liabilities (including those for environmental damage) and tax and other governmental regulatory policies.

Equity Risk. The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity securities and equity-based derivatives to underperform other segments of the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.

ETF Shares Trading Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. ETF shares also will be subject to intraday price performance risk because the Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective. When shares are bought intraday, the performance of the Fund’s shares relative to the Underlying Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, GDRs and exchange-traded investment pools, that are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Geographic Concentration Risk. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events. In addition, many of these countries and regions have recently experienced economic downturns, making their markets more volatile than U.S. markets.

Africa. Certain African markets are in the early stages of development and depend upon exports of commodities such as gold, silver, copper, diamonds and oil. Therefore, these economies are vulnerable to changes in commodity prices. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Despite a growing trend toward democratization, significant policies risks continue, including substantial governmental control over many aspects of the private sector. Accordingly, governmental actions in the future could have a significant effect on economic conditions in African countries.

The legal systems in certain African countries also may have an adverse impact on the Fund. For example, the notion of limited liability is not certain in many African countries. Therefore, the Fund therefore may be liable in certain African countries for the acts of a corporation in which it invests for an amount greater than the Fund’s actual investment in that corporation. Similarly, the rights of investors in African issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in an African country. Some African countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund.

Substantial limitations may exist in certain African countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments.

Asia. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on certain emerging markets and the Hong Kong and Taiwanese economies.

Brazil. Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Despite such issues, Brazil’s economy is one of the fastest growing economies in the world and is poised to continue its growth as it strives to achieve fiscal sustainability and an open and competitive economy. The Brazilian economy may be significantly affected by the economies of other Latin American countries.

Canada. The Canadian economy is one of the wealthiest and largest in the world. However, Canada is heavily dependent on international trade and any reduction in trading with its key partners may significantly and adversely affect the Canadian economy. In addition, a significant portion of Canada’s exports are its natural resources, including energy, agricultural goods, and mining products, which causes Canada’s economy to be vulnerable to fluctuations in certain commodities markets and raises concerns about the sustainability of Canada’s economic development. Past demands for sovereignty by the province of Quebec also have significantly affected equity valuations and foreign currency movements in the Canadian market.

China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. However, recent market events affecting several of the European Union (EU) member countries have adversely affected the sovereign debt issued by those countries, and contributed to increased volatility in the value of the euro. The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Economic uncertainty may have an adverse effect on the value of the Fund’s investments.

Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. In addition, Hong Kong is heavily dependent upon trading with key partners, including Mainland China. Any reduction in this trading may adversely affect the Hong Kong economy. Hong Kong, however, has strong banking and legal systems, which have helped to foster a competitive market. Hong Kong may be subject to economic, political and social instability and may also be subject to natural disasters.

India. India and certain countries in South Asia are either comparatively underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund may be more sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Ethnic and religious tensions could result in economic or social instability in India. Additionally, investing in India involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the abrupt imposition of restrictions on foreign investments and repatriation of capital already invested.

Middle East. Certain Middle Eastern markets are in the early stages of development and may be considered “frontier markets.” Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Despite a growing trend toward democratization, significant policies risks continue, including substantial governmental control over many aspects of the private sector. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to protect its legal interests and its ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Russia. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments in Russia. Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States, with a few issuers representing a large percentage of market capitalization and trading volume. Additionally, financial information on Russian issuers may not be as reliable as U.S. companies because they are not necessarily prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards. Because Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model it may be vulnerable to adverse effects arising from political developments, social instability, changes in government policies, and economic and policy developments. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

Taiwan. The economy of Taiwan has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Taiwanese economy. Taiwan is also heavily dependent upon trading with key partners. Any reduction in this trading may adversely affect the Taiwanese economy. Taiwan may be subject to considerable degrees of economic, political and social instability and may also be subject to natural disasters.

United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. The United States economy has traditionally been considered to be one of the most stable and productive economies in the world. However, the recent financial crisis, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, and increasing public debt pose concerns for many of the United States’ trading partners that depend on its historically high levels of consumer spending and foreign investment.

Growth Stocks Risk. Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer's earnings and other measures, because investors believe they have greater growth potential. However, there is no guarantee that such an issuer will realize that growth potential. In addition, an investment in growth stocks also may be susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such as earnings disappointments. Growth stocks also typically have little or no dividend income to absorb the effect of adverse market conditions.

Investment in Investment Companies Risk. The Fund may purchase shares of investment companies, such as ETFs, unit investment trusts, business development companies and closed-end investment companies to gain exposure to particular component securities of the Fund’s Underlying Index or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. For example, an investor in the Fund may receive taxable gains as a result of an underlying fund’s portfolio transactions in addition to the taxable gains attributable to the Fund’s transactions in shares of the underlying fund. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and certain of the underlying funds may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, notably foreign investment companies, and therefore, not subject to the regulatory scheme of the 1940 Act.

Exchange-Traded Fund Risk. The Fund may invest in shares of ETFs to gain exposure to the Underlying Index. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. Such exchange-traded products may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established liquid market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

Market Risk. The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.

Non-Diversification Risk. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.
Passive Investment/Index Strategy Risk. The Fund is not actively “managed.” The Advisor does not base its securities selection based upon the Advisor’s view of the relative benefits and detriments of issuers and the Advisor does not attempt to sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. You should anticipate that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund’s Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Trading Halt Risk. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
The Advisor, Security Investors, LLC, which operates under the name Guggenheim Investments, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since its inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

Domestic Equal Weight ETFs	ADVISORY FEE
Guggenheim Russell 1000® Growth Equal Weight ETF	[0.55%]
Guggenheim Russell 1000® Value Equal Weight ETF	[0.55%]
Guggenheim Russell 2000® Growth Equal Weight ETF	[0.55%]
Guggenheim Russell 2000® Value Equal Weight ETF	[0.55%]
Guggenheim Russell 3000® Equal Weight ETF	[0.55%]
Guggenheim Russell 3000® Growth Equal Weight ETF	[0.55%]
Guggenheim Russell 3000® Value Equal Weight ETF	[0.55%]

International Equal Weight ETFs	ADVISORY FEE
Guggenheim Russell BRIC Equal Weight ETF	[0.90%]
Guggenheim Russell Greater China Large Cap Equal Weight ETF	[0.90%]
Guggenheim Russell Global 1000® Equal Weight ETF	[0.70%]
Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF	[0.70%]
Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF	[0.90%]
Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF	[0.90%]

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.

The Funds invest in a money market fund pursuant to a cash sweep agreement and may invest in other investment companies. As a shareholder in a money market fund or other investment company, the Funds will indirectly bear their proportionate share of the fees and expenses of such money market fund or investment company. The money market fund’s fees and expenses amount to less than 0.001%. The Funds’ fees and expenses incurred indirectly by the Funds as a result of investments in other investment companies will be less than 0.01%.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ investment advisory agreement will be available in the Funds’ initial Annual or Semi-Annual Report to Shareholders.

The Advisor may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The Advisor and the Funds rely on an exemptive order the U.S. Securities and Exchange Commission to be able to function as a multi-manager structure.  The order allows the Advisor to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Advisor to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Fund Board, but without shareholder approval. If a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Advisor provides the following oversight and evaluation services to those Funds which use a sub-adviser:

•	performing initial due diligence on prospective sub-advisers for the Funds;

•	monitoring the performance of the sub-advisers;

•	communicating performance expectations to the sub-advisers; and

•	ultimately recommending to the Board whether a sub-adviser's contract should be renewed, modified or terminated.
The Advisor does not expect to recommend frequent changes of sub-advisers. Although the Advisor will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Fund will obtain favorable results at any given time. Currently none of the Funds are managed by a sub-adviser.

PORTFOLIO MANAGEMENT
The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, Senior Vice President – Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. King and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

James R. King, CFA, Portfolio Manager – Mr. King rejoined the Advisor in 2011 as the lead portfolio manager for exchange-traded products. In the interval between 2008 and 2011, he served as special consultant to a pair of hedge funds ventures, one focused on long-short equity and the other on market neutral statistical arbitrage.  Prior to that, he served at the Advisor in a variety of roles ranging from shareholder services representative to portfolio manager and director of trading. At the time of his departure in 2008, he was director of portfolio management, overseeing a suite of trader-friendly mutual funds with nearly $15 billion in assets. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst® designation. He has been quoted in several publications such as The Wall Street Journal, Reuters and BusinessWeek. He has also been a speaker at several industry events, discussing ETFs, trading strategies, index construction, and trader-friendly mutual funds.

Ryan A. Harder, CFA, Portfolio Manager – Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in

2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Jamie McGregor, Portfolio Analyst. Mr. McGregor has served the Advisor in several capacities since he joined the firm in 2007. In 2009 he became a member of the trading team, where he played an integral role in building out the trading infrastructure to support international equities. Mr. McGregor has since transitioned off the trading desk to serve as Portfolio Analyst for the Guggenheim ETFs. As Portfolio Analyst, he is primarily responsible for the day-to-day management of the Funds. Mr. McGregor holds a bachelor’s degree in finance from the University of Delaware, and is FINRA Series 7 & 55 licensed.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

CALCULATING NAV Each Fund calculates its NAV by:
• taking the current market value of its total assets; • subtracting any liabilities; and • dividing that amount by the total number of shares owned by shareholders.
Each Fund calculates its NAV as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time) on each day the Exchange is open for business (a “Business Day”). The Exchange is open Monday through Friday, except on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the Exchange closes early – such as on days in advance of holidays generally observed by the Exchange – each Fund will calculate its NAV as of the earlier closing time. For more information, please call 800.820.0888 or visit the Guggenheim Investments website – guggenheiminvestments.com.
When calculating NAV, each Fund will value the portfolio securities and assets of the Fund for which market quotations are readily available at the current market price of those securities and assets.
For foreign securities and other assets that are priced in a currency other than U.S. dollars, each Fund will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares.
If market prices are unavailable or the Advisor thinks that they are unreliable or a significant event has occurred, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees.
The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
More information about the valuation of the Funds’ holdings can be found in the SAI.

BUYING AND SELLING FUND SHARES

Fund shares are listed for secondary trading on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.

The secondary markets are closed on weekends and also are generally closed in the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day, and Christmas Day.

SHARE TRADING PRICES
The trading prices of a Fund’s shares listed on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the authorized participant and Guggenheim Funds Distributors, LLC (the “Distributor”), the Funds’ distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund’s portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

DISTRIBUTION PLAN
The Funds have adopted a Distribution Plan that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2016 . However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

•	The income dividends you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

•	Subject to certain limitations, dividends that are reported as qualified dividend income are currently eligible for a reduced maximum tax rate for individuals of 20%.

•
Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are generally eligible for a reduced maximum tax rate for individuals of 20%.

•
Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year are generally taxable to you in the previous year.

•	Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

•
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax advisor.

•
Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. Certain Funds may be able to pass through foreign income taxes that they pay, allowing you to claim a credit or deduction for such taxes, subject to applicable limitations. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it elects to pass through foreign taxes.

•
If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from a Fund, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

MEDICARE CONTRIBUTION TAX
U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain estates and trusts.

BACK-UP WITHHOLDING
A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to back-up withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

NON-U.S. INVESTORS
Foreign shareholders (i.e., non-resident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Funds’ taxable years beginning on or prior to December 31, 2014, properly designated interest-related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. However, depending on the circumstances, the Funds may so designate all, some or none of their potentially eligible dividends, and a portion of their distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. Additionally, it is unclear whether the exception for interest-related dividends and short-term capital gain dividends will be extended to subsequent taxable years. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the definition of “resident alien” under the Internal Revenue Code or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

TAX STATUS OF SHARE TRANSACTIONS
Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.

STATE TAX CONSIDERATIONS
In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS
A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

PREMIUM/DISCOUNT INFORMATION

The Funds had not commenced operations prior to the date of this Prospectus and therefore do not have information showing the number of days the market price of each Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods. When available, such information may be viewed on the Funds’ website at www.guggenheiminvestments.com.

MORE INFORMATION

For more information on how to buy and sell shares of the Funds, call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 or visit www.guggenheiminvestments.com.

INDEX PUBLISHER INFORMATION

FRANK RUSSELL COMPANY (“RUSSELL”)
The Russell Indices are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by Guggenheim Investments.  The Funds are not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the Funds.

The Funds are not sponsored, endorsed, sold or promoted by Russell.  Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell Indices to track general stock market performance or a segment of the same.  Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Indices are based.  Russell’s only relationship to Guggenheim Investments is the licensing of certain trademarks and trade names of Russell and of the Russell Indices which are determined, composed and calculated by Russell without regard to Guggenheim Investments or the Funds.  Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise.  Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices.  Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GUGGENHEIM INVESTMENTS, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN.  RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

More information about the Index Publisher is located in the SAI.

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated [February 28, 2015 ]. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.
You may obtain a copy of the SAI or the Annual or Semi-Annual Reports or make inquiries, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at www.guggenheiminvestments.com, or writing to Rydex ETF Trust, at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.
No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.
The Trust’s Investment Company Act file number is 811-21261.

805 King Farm Boulevard, Suite 600
Rockville, MD 20850
800.820.0888
guggenheiminvestments.com

STATEMENT OF ADDITIONAL INFORMATION
RYDEX ETF TRUST

805 KING FARM BOULEVARD, SUITE 600
ROCKVILLE, MARYLAND 20850
800.820.0888 301.296.5100
WWW.GUGGENHEIMINVESTMENTS.COM

Rydex ETF Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (the “SAI”) relates to shares of the following portfolios (each, a “Fund” and collectively, the “Funds” or the “Guggenheim Funds”):

Guggenheim Domestic Equal Weight ETFs
Guggenheim S&P 500® Equal Weight ETF (NYSE Arca, Inc.: RSP)
Guggenheim Russell MidCap® Equal Weight ETF (NYSE Arca, Inc.: EWRM)
Guggenheim Russell 1000® Equal Weight ETF (NYSE Arca, Inc.: EWRI)
Guggenheim Russell 2000® Equal Weight ETF (NYSE Arca, Inc.: EWRS)

Guggenheim International Equal Weight ETF
Guggenheim MSCI Emerging Markets Equal Country Weight ETF (NYSE Arca, Inc.: EWEM)
(formerly, Guggenheim MSCI Emerging Markets Equal Weight ETF)

Guggenheim S&P Equal Weight Sector ETFs
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF (NYSE Arca, Inc.: RCD)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF (NYSE Arca, Inc.: RHS)
Guggenheim S&P 500® Equal Weight Energy ETF (NYSE Arca, Inc.: RYE)
Guggenheim S&P 500® Equal Weight Financials ETF (NYSE Arca, Inc.: RYF)
Guggenheim S&P 500® Equal Weight Health Care ETF (NYSE Arca, Inc.: RYH)
Guggenheim S&P 500® Equal Weight Industrials ETF (NYSE Arca, Inc.: RGI)
Guggenheim S&P 500® Equal Weight Materials ETF (NYSE Arca, Inc.: RTM)
Guggenheim S&P 500® Equal Weight Technology ETF (NYSE Arca, Inc.: RYT)
Guggenheim S&P 500® Equal Weight Utilities ETF (NYSE Arca, Inc.: RYU)

Guggenheim Russell Top 50® Mega Cap ETF
Guggenheim Russell Top 50® Mega Cap ETF (NYSE Arca, Inc.: XLG)

Guggenheim S&P Pure Style ETFs
Guggenheim S&P 500® Pure Growth ETF (NYSE Arca, Inc.: RPG)
Guggenheim S&P 500® Pure Value ETF (NYSE Arca, Inc.: RPV)
Guggenheim S&P MidCap 400® Pure Growth ETF (NYSE Arca, Inc.: RFG)
Guggenheim S&P MidCap 400® Pure Value ETF (NYSE Arca, Inc.: RFV)
Guggenheim S&P SmallCap 600® Pure Growth ETF (NYSE Arca, Inc.: RZG)
Guggenheim S&P SmallCap 600® Pure Value ETF (NYSE Arca, Inc.: RZV)

This SAI is not a prospectus. It should be read in conjunction with the Funds’ Prospectuses dated February 28, 2015. Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds’ Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds’ financial statements for the fiscal year ended October 31, 2014 are included in the Funds’ Annual Reports to Shareholders, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated herein by reference.

The date of this SAI is February 28, 2015

RETFT-SAI-0215x0216

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of twenty-one (21) investment portfolios (i.e., funds). All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “NYSE”). The shares of each Fund will trade on the NYSE at market prices that may be below, at, or above net asset value (“NAV”) of such Fund.

Each Fund offers and issues shares at NAV only in aggregated lots of 50,000 shares (100,000 shares for the Guggenheim MSCI Emerging Markets Equal Country Weight ETF) (each, a “Creation Unit”). Generally, each Fund issues Creation Units in exchange for: (i) a basket of equity securities included in its Underlying Index, as defined under “More Information About the Underlying Indices” (the “Deposit Securities”); and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for any Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General
The Guggenheim Russell MidCap® Equal Weight ETF’s, Guggenheim Russell 1000® Equal Weight ETF’s, Guggenheim Russell 2000® Equal Weight ETF’s, and the Guggenheim MSCI Emerging Markets Equal Country Weight ETF’s investment objective is to correspond as closely as possible, before fees and expenses, to the price and yield performance of its respective Underlying Index.

The investment objective of each of the Guggenheim S&P 500® Equal Weight ETF, Guggenheim Russell Top 50® Mega Cap ETF, and each Guggenheim S&P 500® Equal Weight Sector ETF and Guggenheim S&P Pure Style ETF is to replicate as closely as possible, before fees and expenses, the performance of its respective Underlying Index.

Each Fund’s investment objective is non-fundamental and may be changed without the consent of the holders of a majority of each Fund’s outstanding shares. Additional information concerning each Fund’s investment objective and principal investment strategies is contained in that Fund’s Prospectus. Additional information concerning each Fund’s Underlying Index is included below under the heading “More Information About the Underlying Indices.”

The Funds seek to achieve their respective investment objectives by using either a “replication” or “representative sampling” strategy to try to track their Underlying Indices. “Replication” refers to investing in substantially all of the securities in an Underlying Index in approximately the same proportions as in the Underlying Index. “Representative sampling” refers to an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to an Underlying Index and some, but not all, of the component securities of that Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

Portfolio management is provided to each Fund by the Trust’s investment adviser, Security Investors, LLC, a Kansas limited liability company with offices at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Security Investors, LLC operates under the name Guggenheim Investments (the “Advisor”). Prior to January 3, 2011, the name of the Advisor was Rydex Advisors II, LLC and prior to June 30, 2010, PADCO Advisors II, Inc., each of which did business under the name Rydex Investments. The investment strategies of the Funds discussed below and in the Funds' Prospectuses may, consistent with each Fund’s investment objective and limitations, be used by a Fund if, in the opinion of the Advisor, the strategies will be advantageous to the Fund. Each Fund is free to reduce or eliminate

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its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective. The following information supplements, and should be read in conjunction with, the Funds’ Prospectuses.

Principal Investment Policies, Techniques and Risk Factors—The investment policies, techniques and risk factors described below are considered to be principal to the management of the Funds. However, not all of the investment policies, techniques and risk factors described below are applicable to each Fund. Please consult the Funds’ Prospectuses to determine which risks are applicable to a particular Fund.

Currency Transactions
Foreign Currencies. The Guggenheim MSCI Emerging Markets Equal Country Weight ETF may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

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Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

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Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive thereby reducing demand for its currency.

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Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

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Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

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Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears to be a less desirable place in which to invest and do business.

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Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may initiate policies with an exchange rate target as the goal. The value of the Fund's investments is calculated in U.S. dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent the Funds' assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another. To the extent the Fund holds foreign currencies, the Fund may convert its foreign currency holdings into U.S. dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at

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which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Equity Securities
Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund may purchase equity securities traded in the United States on registered exchanges or the over-the-counter (“OTC”) market. Each Fund may invest in the types of equity securities described in more detail below.

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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks usually do not have voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of preferred stock take precedence over the claims of those who own common stock, but are subordinate to those of bond owners.

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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than do investments in larger capitalization companies. This increased risk

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may be due to greater business risks customarily associated with a smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or market averages in general.

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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

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Warrants. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, each Fund may, from time to time, receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. In such event, the Funds generally intend to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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Rights. Each Fund may from time to time receive rights as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a price lower than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Foreign Issuers
The Guggenheim MSCI Emerging Markets Equal Country Weight ETF may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or the OTC market in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of

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shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences in a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Foreign stock exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for United States securities. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Geographic Concentration
Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia or the Middle East, can be interdependent and may be adversely affected by the same events.

Risk Factors Regarding Asia. Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats in Korea and Taiwan, the ethnic, sectarian,

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and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have an unpredictable effect on economic and securities market conditions in the region.

The economies of many Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union. The recent global economic crisis has impacted Asia, significantly lowering its exports and foreign investments, which are driving forces of its economic growth. Current economic conditions are also significantly affecting consumer confidence and local stock markets.

In addition to general risks affecting Asian countries, certain Asian countries, including China, Hong Kong, and Taiwan, are subject to additional risks that are based on each country’s history, economy and geography. Certain risks associated with investments in these countries are discussed below.

People’s Republic of China. The government of the People’s Republic of China is dominated by the one-party rule of the Chinese Communist Party. China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

Until recently, there was concern that China’s economy was growing too rapidly and the Chinese government attempted to impede growth through administrative measures. However, as with other world wide economies, the recent global economic crisis slowed China’s economic growth on its own, causing the country’s exports and foreign investments to decline and China to slip into a recession. The Chinese economy has shown recent signs of improvement, but a full recovery of China’s economy will depend on its trading partners and the recovery of other world wide economies.

Economic growth in China historically has been accompanied by periods of high inflation. Beginning in 2004, the Chinese government commenced the implementation of various measures to control inflation and restrain the rate of economic growth, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are unsuccessful, and if inflation were to steadily increase, the performance of the Chinese economy and the value of the Fund’s investments could be negatively impacted.

Also, China’s aging infrastructure, declining environmental conditions and rapidly widening urban and rural income gap, which all carry political and economic implications, are among the country’s major challenges.

Hong Kong. Hong Kong has been subject to the threat of social and political unrest since Great Britain handed over control of the country to the Chinese mainland government. Since that time, Hong Kong has been governed by the Chinese. Under Chinese control, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center with no exchange controls, free convertibility of the Hong Kong dollar, and free inward and outward movement of capital.

China has committed by treaty to preserve Hong Kong’s autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. The recent global economic crisis brought Hong Kong’s economy into recession. Hong Kong’s economy has shown signs of recovery from this recession as a result of the unprecedented measures taken by the Chinese government to shore up economic growth. The impact of these measures on Hong Kong’s economy are unpredictable.

Japan. Though Japan is one of the world’s largest economic powers, investments in Japan are subject to special risks. Japan’s population is aging and shrinking, increasing the cost of Japan’s pension and public welfare system, lowering domestic demand, and making the country more dependent on exports to sustain its economy. The economic conditions of Japan’s trading partners may therefore affect the value of the Japan-linked investments. Currency

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fluctuations may also significantly affect Japan’s economy. Japan is also prone to natural disasters such as earthquakes and tsunamis, and investments in Japan may be more likely to be affected by such events than its investments in other geographic regions.

South Korea. Relations between North Korea and South Korea remain tense and the possibility of military action between the two countries exists. In addition, corporate and financial sector restructuring initiated by the Korean government after the Asian financial crisis can be expected to continue but its full impact cannot be predicted. The Korean economy’s reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. As the recent global economic crisis continues, the Korean economy could be severely impacted once the effects of the crisis fully unfold. Investing in South Korea also involves the possibility of the imposition of exchange controls, which may include restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia’s great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. As a result of the recent global economic crisis, the demand for exports decreased and Taiwan entered into a recession. Taiwan’s economy has recently shown signs of recovery from this recession, although such recovery, if sustained, may be gradual. Investing in Taiwan also involves the possibility of the imposition of exchange controls, which may include restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies.

Risk Factors Regarding Emerging Markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) foreign securities markets may restrict foreign investment to varying degrees; (v) settlement systems in emerging markets may be less well organized and less transparent than in developed markets; (vi) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (vii) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (viii) capital gains may be subject to local taxation, including on a retroactive basis; (ix) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (x) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (xi) bankruptcy judgments may only be permitted to be paid in the local currency; (xii) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xiii) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Risk Factors Regarding Europe. The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence than the U.S. market with respect to adverse events generally affecting the market and large investors trading significant blocks of securities.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than regulation imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information

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is available to investors in securities of European companies than to investors in securities of U.S. companies.

Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the EU’s Economic and Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. These controls may significantly affect every country in Europe by limiting EMU member countries’ ability to implement domestic monetary policies that address regional economic conditions. The EU and its members also face other issues that may affect the region’s economic stability, including historically high levels of unemployment in certain regions, the proposed enlargement of EU membership, and uncertainty surrounding the adoption, amendment, or abandonment of a constitutional treaty.

The need for fiscal and democratic accountability among EMU members is also a very important issue facing Europe. EMU nations facing large public deficits, such as Greece, Ireland, Portugal, and Spain, are in need of economic assistance from other EMU nations. As a condition upon the receipt of such assistance, countries with large public deficits may be required to implement specific economic reforms or meet specific performance levels. A failure on the part of these EMU nations to make these required reforms or achieve these stated objectives may either slow Europe’s overall economic recovery or result in an economic downturn that impacts the value of all European debt securities.

The EU has been extending its influence to the east, but, despite recent reform and privatization, Eastern Europe continues to experience inflation, long-term unemployment, and declining exports. The EU has accepted several new members that were previously behind the Iron Curtain and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies and state-owned industries similar to what existed under the former Soviet Union. A significant portion of the work force is unionized, and many others are unable to find work, contributing to periods of labor and social unrest. Eastern European governments also continue to control a large proportion of the region’s economic activity, and government spending in these countries remains high compared to that of Western Europe. In the past, some of these Eastern European governments expropriated significant amounts of private property without ever settling claims filed by the rightful owners. The securities markets in these countries have fewer protections for its investors, less information available on its corporations, and less trading activity. In addition, compliance with the terms of EMU membership, including tight fiscal and monetary controls and outside restrictions on a country’s ability to subsidize and privatize its industries, may significantly affect the Eastern European economy. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

The recent global economic crisis also increases uncertainty surrounding Europe-linked investments. The crisis triggered recessions among many European countries and weakened the countries’ banking and financial sectors. Several smaller European economies were brought to the brink of bankruptcy. In addition, the crisis worsened public deficits across Europe, and some European countries including Greece, Ireland, Italy, Portugal and Spain, may be dependent on assistance from other governments or organizations. Such assistance may be subject to a country’s successful implementation of certain reforms. An insufficient level of assistance (whether triggered by a failure to implement reforms or by any other factor) could cause a deep economic downturn and affect the value of a Fund’s investments.
For some countries, the ability to repay their debt is still in question, and the possibility of default is real, which could affect their ability to borrow in the future. A default or debt restructuring of any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located outside the country defaulting or restructuring. Furthermore, there is the fear of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and cause other countries in the region to default as well.
Certain of the larger European economies have shown limited signs of recovery from this recent crisis; however, significant risks still threaten the potential recovery, such as high official debts and deficits, aging populations, over-regulation of non-financial businesses, and doubts about the sustainability of the EMU. In response to the crisis, many countries instituted measures to temporarily increase liquidity. These countries will need to make certain economic and political decisions in order to restore sustainable economic growth and fiscal policy. While many initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected in the near future.

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The EU currently faces major issues involving its membership, structure, procedures, and policies, including: the adoption, abandonment, or adjustment of the new constitutional treaty; the EU’s expansion to the south and east; and resolution of the EU’s fiscal and democratic accountability problems. As member states unify their economic and monetary policies, movements in European markets will lose the benefit of diversification within the region. One or more member states might exit the EU, placing its currency and banking system in jeopardy. In connection with these uncertainties, currencies have become more volatile, subjecting the Funds’ investments to additional risks.

Investments in Other Investment Companies
Each Fund may invest in the securities of other investment companies, including affiliated investment companies, to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”), or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. While the Funds do not currently do so, each Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor believes such an investment is in the best interests of the Fund and its shareholders.  For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually.  A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index.  A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses.  However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers.  As a result, the fees and expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.”  Acquired Fund Fees and Expenses are not included as an operating expense of a Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of the component securities of a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several unaffiliated ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

Certain ETFs may produce income that is not qualifying income for purposes of the “90% Test” (as defined under “Dividends, Distributions and Taxes”), which must be met in order for a Fund to maintain its status as a regulated

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investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") . If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test. Similarly, a Fund receiving non-qualifying income from an ETF might fail the 90% Test if it is unable to generate qualifying income in a particular taxable year at sufficient levels, or if it is unable to determine the percentage of qualifying income it derives for a taxable year until after year-end. A failure to meet the 90% Test could cause the Fund to fail to qualify as a regulated investment company under the Internal Revenue Code. Under certain circumstances, a Fund may be able to cure a failure to meet the 90% Test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Lending of Portfolio Securities
Each Fund expects to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds are not permitted to lend portfolio securities to the Advisor or its affiliates unless the Funds apply for and receive specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds’ securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will invest cash collateral received from the borrower in types of investments previously approved by the Trust’s Board that are intended to be conservative in nature.  Investments of cash collateral will be undertaken at the Fund’s risk and the Fund could lose money in the event of a decline in the value of such investments.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Portfolio Turnover
In general, the Advisor manages the Funds without regard to restrictions on portfolio turnover. A Fund’s investment strategies may, however, produce relatively high portfolio turnover rates from time to time. To the extent a Fund invests in derivative instruments, the instruments generally will have short-term maturities and, thus, be excluded from the calculation of portfolio turnover. The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of a Fund’s shares also is excluded from the calculation of the Fund’s portfolio turnover rate. As a result, the Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. For additional information about portfolio turnover rate, please see “More Information About Portfolio Turnover” in this SAI.

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Repurchase Agreements
Each Fund may enter into repurchase agreements with financial institutions. Repurchase agreements are transactions in which the purchaser buys a debt security from a financial institution and simultaneously commits to resell that security to the financial institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Funds have adopted certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition is continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, exercising the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. A Fund’s investments in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Tracking Error
The Funds may experience tracking error. A number of factors may contribute to a Fund’s tracking error. For example, the following factors may affect the ability of a Fund to achieve correlation with the performance of its Underlying Index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the Underlying Index and/or securities not included in the Underlying Index; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the Underlying Index that are not disseminated in advance; (9) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the foreign market on which foreign securities are traded and the time the Guggenheim MSCI Emerging Markets Equal Country Weight ETF prices its shares; or (11) early or unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. To the extent the Guggenheim MSCI Emerging Markets Equal Country Weight ETF engages in fair value pricing, the day-to-day correlation of the Fund’s performance may tend to vary from the closing performance of the Fund’s Underlying Index. Each Fund’s performance attempts to correlate highly with the movement in its Underlying Index on a daily basis.

U.S. Government Securities
The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to

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such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. In exchange, Fannie Mae and Freddie Mac were required to make a 10 percent dividend payment to the U.S. Treasury. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth until 2012. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies will expire – Fannie Mae's bailout will be capped at $125 billion and Freddie Mac will have a limit of $149 billion. On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts of received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt.

Non-Principal Investment Policies, Techniques and Risk Factors—The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Advisor determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.

Borrowing
While the Funds do not normally borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. A Fund also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Fund. Leveraging will exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the Fund’s investment objective would be furthered.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous to the extent such liquidation would otherwise be required to meet redemption requests in cash. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. Borrowings for extraordinary

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or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e. transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Currency-Related Derivatives and Other Financial Instruments
Although the Guggenheim MSCI Emerging Markets Equal Country Weight ETF does not currently expect to engage in currency hedging, it is permitted to do so. Currency hedging is the use of currency transactions to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund is permitted to enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The Guggenheim MSCI Emerging Markets Equal Country Weight ETF may invest in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps to hedge specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which would generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund would be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Guggenheim MSCI Emerging Markets Equal Country Weight ETF is also permitted to cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund also may engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy

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U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in krona and the Advisor believes that the value of the krona will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy U.S. dollars.

To obtain exposure to a foreign currency, the Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The Fund is permitted to conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.

The Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, the purchase and sale of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Buyers and sellers of currency futures, forwards, options, and swaps are subject to the same risks that apply to the use of such derivatives generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The practice of trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Fund is not required to engage in currency hedging and to the extent the Fund does so, it is possible that the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

The Fund does not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently

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convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Fund either may sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. In so doing, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Cyber Security Risk
Investment companies, such as the Funds, and their service providers may be vulnerable to operational and information security risks resulting from cyber-attacks.  Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches.  Cyber-attacks affecting the Funds or the Advisor, distributor, custodian, transfer agent, intermediaries and other third-party service providers may adversely affect the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For example, cyber-attacks may interfere with the processing of shareholder transactions, affect the Funds' ability to calculate their NAVs, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management efforts designed to mitigate or prevent the risk of cyber-attacks.  Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers, and may cause the Funds' investments in such portfolio companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds may invest will be able to prevent cyber-attacks or avoid losses or other adverse consequences relating to cyber-attacks or other information security breaches in the future.

Futures and Options Transactions
Futures and Options On Futures. Each Fund may invest in futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent a Fund uses futures and/or options on futures, it would do so in accordance with the Commodity Exchange Act (“CEA”) and applicable CFTC regulations.

With respect to each Fund, the Trust has filed with the National Futures Association a notice claiming an exclusion from the definition of “commodity pool operator” under the CEA and the rules of the CFTC promulgated thereunder, with respect to the Funds’ operation. Accordingly, the Funds are not subject to registration or regulation as a commodity pool or commodity pool operator under Rule 4.5. However, changes to a Fund’s investment strategies or investments may cause the Fund to lose the benefits of the exclusion and may trigger additional CFTC regulation. If a Fund becomes subject to CFTC regulation, the Fund may incur additional expenses.

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Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Each Fund also has the option of covering its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy depends, in part, on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. Each Fund may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing each Fund’s investment objective. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call

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option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. If a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund may trade put and call options on securities, securities indices and currencies, if the Advisor determines such investments are appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

Each Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

Each Fund may purchase and write options in the OTC market. OTC options differ from exchange-traded options in several important respects. OTC options are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is determined normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

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Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Hybrid Instruments
While the Fund does not intend to do so, the Guggenheim MSCI Emerging Markets Equal Country Weight ETF may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (“underlying benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the underlying benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of the underlying benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the underlying benchmark. These underlying benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund would only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and other restrictions contained in the 1940 Act.

Structured Notes. The Guggenheim MSCI Emerging Markets Equal Country Weight ETF is permitted to invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note would default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps the Fund would be subject to the credit risk of the corporate credit instruments underlying the credit default swaps. If one of the underlying corporate credit instruments defaults, the Fund may receive the security or credit instrument that has defaulted, or alternatively a cash settlement may

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occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with credit default swaps.

Illiquid Securities
Each Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

Reverse Repurchase Agreements
Each Fund may enter into reverse repurchase agreements as part of the Fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Each Fund will establish a segregated account with the Trust’s custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with reverse repurchase agreements, each Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

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Short Sales
Each Fund may engage in short sales transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

Swap Agreements
Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and (iii) interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

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Each Fund also may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) that a Fund may enter into calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s obligations (or rights) under a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s current obligations under a swap agreement would be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty would be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered would not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund would not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement would typically be a bank, investment banking firm or broker-dealer. The counterparty would generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund would earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund would be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap would be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, would not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC

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market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Advisor will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds ability to enter into swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

When‑Issued and Delayed‑Delivery Securities
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds
While the Funds do not intend to do so, each Fund is permitted to invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

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MORE INFORMATION ABOUT THE UNDERLYING INDICES

The current Underlying Index for each Fund and a description of each Underlying Index is set forth below.

FUND	UNDERLYING INDEX
Guggenheim S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index Total Return
Guggenheim Russell MidCap® Equal Weight ETF	Russell MidCap® Equal Weight Index Total Return
Guggenheim Russell 1000® Equal Weight ETF	Russell 1000® Equal Weight Index Total Return
Guggenheim Russell 2000® Equal Weight ETF	Russell 2000® Equal Weight Index Total Return
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	MSCI Emerging Markets Equal Country Weighted Index
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Index Consumer Discretionary Total Return
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Index Consumer Staples Total Return
Guggenheim S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Index Energy Total Return
Guggenheim S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Index Financials Total Return
Guggenheim S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Index Health Care Total Return
Guggenheim S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Index Industrials Total Return
Guggenheim S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Index Materials Total Return
Guggenheim S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Index Information Technology Total Return
Guggenheim S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return
Guggenheim Russell Top 50® Mega Cap ETF	Russell Top 50® Mega Cap Index Total Return
Guggenheim S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index Total Return
Guggenheim S&P 500® Pure Value ETF	S&P 500® Pure Value Index Total Return
Guggenheim S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index Total Return
Guggenheim S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index Total Return
Guggenheim S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index Total Return
Guggenheim S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index Total Return

Descriptions of Standard & Poor’s (“S&P”) Underlying Indices

Guggenheim S&P 500® Equal Weight ETF and Guggenheim S&P 500® Equal Weight Sector ETFs. The Guggenheim S&P 500® Equal Weight ETF and each Guggenheim S&P 500® Equal Weight Sector ETF is composed of component stocks, each of which is a member of the S&P 500® Equal Weight Index, which itself is composed of the same constituent equity securities (stocks) as the S&P 500® Index. The S&P 500® Equal Weight Index is the equal-weight version of the widely regarded S&P 500® Index, which is a measure of large-capitalization stocks of 500 major corporations selected by Standard & Poor’s for their market size, liquidity and industry group representation. Unlike the S&P 500® Index, where each stock’s weight in the index is proportionate to its market value (stock price times number of shares outstanding), each stock in the S&P 500® Equal Weight Index will have the same target weighting as every other stock in the index (or S&P 500® Equal Weight Index) which is fixed at a weight of .20% and rebalanced quarterly.

Standard & Poor’s will assign the Component Stocks to each Underlying Index of the Guggenheim S&P 500® Equal Weight Sector ETFs in accordance with the Global Industry Classification Standard (“GICS®”). GICS® was created by Standard & Poor’s and Morgan Stanley Capital International to establish a consistent set of global sector and industry definitions. The GICS® methodology assigns each company to a sub-industry, and to a corresponding industry, industry group and sector, according to the definition of the company’s principal business activity. For purposes of the Underlying Indices of the Guggenheim S&P 500® Equal Weight Sector ETFs, the information technology and telecommunications sectors will be combined into a single sector index. Unlike the S&P 500® Index, where each stock’s weight in the index is proportionate to its market value (stock price times number of shares outstanding),

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each stock included in the Underlying Index of the Guggenheim S&P 500® Equal Weight Sector ETFs will have the same target weighting as every other stock included in that Underlying Index.

The S&P 500® Equal Weight Index Consumer Discretionary is an equal weighted version of the S&P 500® Index Consumer Discretionary and consists of the common stocks of the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing that compose the Consumer Discretionary sector of the S&P 500® Index.

The S&P 500® Equal Weight Index Consumer Staples is an equal weighted version of the S&P 500® Index Consumer Staples and consists of the common stocks of the following industries: food and drug retailing, beverages, food products, tobacco, household products and personal products that compose the Consumer Staples sector of the S&P 500® Index.

The S&P 500® Equal Weight Index Energy is an equal weighted version of the S&P 500® Index Energy and consists of the common stocks of the following industries: oil and gas exploration, production, marketing, refining and/or transportation and energy equipment and services industries that compose the Energy sector of the S&P 500® Index.

The S&P 500® Equal Weight Index Financials is an equal weighted version of the S&P 500® Index Financials and consists of the common stocks of the following industries: banks, diversified financials, brokerage, asset management insurance and real estate, including investment trusts that compose the Financials sector of the S&P 500® Index.

The S&P 500® Equal Weight Index Health Care is an equal weighted version of the S&P 500® Index Health Care and consists of the common stocks of the following industries: health care equipment and supplies, health care providers and services, and biotechnology and pharmaceuticals that compose the Health Care sector of the S&P 500® Index.

The S&P 500® Equal Weight Index Industrials is an equal weighted version of the S&P 500® Index Industrials and consists of the common stocks of the following industries: aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery, commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure that compose the Industrials sector of the S&P 500® Index.

The S&P 500® Equal Weight Index Materials is an equal weighted version of the S&P 500® Index Materials and consists of the common stocks of the following industries: chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products that compose the Materials sector of the S&P 500® Index.

The S&P 500® Equal Weight Index Information Technology is an equal weighted version of the S&P 500® Index Information Technology and consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that compose the Information Technology sector of the S&P 500® Index.

The S&P 500® Equal Weight Index Telecommunication Services & Utilities is an equal weighted version of the S&P 500® Index Utilities and consists of the common stocks of the following industries: electric utilities, gas utilities, multi-utilities and unregulated power and water utilities, telecommunication service companies, including fixed-line, cellular, wireless, high bandwidth and fiber-optic cable networks that compose the Utilities sector of the S&P 500® Index.

Guggenheim S&P Pure Style ETFs. The Guggenheim S&P 500® Pure Growth ETF and Guggenheim S&P 500® Pure Value ETF are composed of the same constituent equity securities (stocks) as the S&P 500® Index. The Guggenheim S&P MidCap 400® Pure Growth ETF and Guggenheim S&P MidCap 400® Pure Value ETF are composed of the same constituent equity securities (stocks) as the S&P MidCap 400® Index. The Guggenheim S&P SmallCap 600® Pure Growth ETF and Guggenheim S&P SmallCap 600® Pure Value ETF are composed of the same constituent equity securities (stocks) as the S&P SmallCap 600® Index. The S&P 500® Pure Growth Index is composed of those S&P 500® companies with the strongest growth characteristics. The S&P 500® Pure Value Index contains only those S&P 500® companies with strong value characteristics. The S&P MidCap 400® Index is a measure of mid-capitalization stocks of 400 mid-sized companies selected by Standard & Poor’s and covers approximately 7% of the U.S. equities market. The S&P MidCap 400® Pure Growth Index contains only those S&P MidCap 400® companies with strong

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growth characteristics. The S&P MidCap 400® Pure Value Index contains only those S&P MidCap 400® companies with strong value characteristics. The S&P SmallCap 600® Index is a measure of small-capitalization stocks of 600 small companies selected by Standard & Poor’s and covers approximately 3% of the U.S. equities market. The S&P SmallCap 600® Pure Growth Index contains only those S&P SmallCap 600® companies with strong growth characteristics. The S&P SmallCap 600® Pure Value Index contains only those S&P SmallCap 600® companies with strong value characteristics.

The S&P Underlying Indices are compiled by Standard & Poor’s Financial Services LLC, a division of The McGraw Hill Company, Inc. (“Standard & Poor’s” or “S&P”). Standard & Poor’s is not affiliated with the Guggenheim S&P 500® Equal Weight ETF, Guggenheim S&P Pure Style ETFs, Guggenheim S&P 500® Equal Weight Sector ETFs or with the Advisor or its affiliates. The Guggenheim S&P 500® Equal Weight ETF. each Guggenheim S&P Pure Style ETF, and each Guggenheim S&P 500® Equal Weight Sector ETF is entitled to use its respective Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with Standard & Poor’s. The Advisor has sub-licensed its rights with respect to the Underlying Indices to each Fund without charge.

Unlike market capitalization weighted indices, where each stock’s weight in the index is proportionate to its market value (stock price times number of shares outstanding), each stock included in the Underlying Index of each Fund will have the same target weighting as every other stock included in that Underlying Index.

Standard & Poor’s has sole control over the compilation of the S&P Underlying Indices as well as the removal of stocks from the Underlying Indices and the selection of replacement stocks to be added to the Underlying Indices. Standard & Poor’s also attempts to assure that the S&P Underlying Indices reflect the full range and diversity of the U.S. economy.

S&P Index Calculations:
Guggenheim S&P 500® Equal Weight ETF and Guggenheim S&P 500® Equal Weight Sector ETFs Underlying Index Calculations. For the Guggenheim S&P 500® Equal Weight ETF and each Guggenheim S&P 500® Equal Weight Sector ETF, the S&P 500® Equal Weight Index and S&P 500® Equal Weight Sector Indices, respectively, are calculated using the divisor method as used to calculate the S&P 500® and specific S&P Sector Indices. For example, the initial divisor for the S&P 500® Equal Weight Index is set so as to have a base index value of 353.4 on December 29, 1989. The index value is simply the index market value divided by the index divisor.

(1) Index Value	=	Index Market Value ∕ Divisor
(2) Index Market Value	=	n ∑ (Index Shares)i x (Price)i i=1

where “n” is the number of stocks in the index.
At the beginning of each quarterly rebalancing, Index Shares for each constituent are set so as to have each stock in the S&P 500® Equal Weight Index have a weight of 20 basis points. Index Shares for all 500 constituents are calculated using Equation 3, with Weight = 0.02.

			500		∕
(3) (Index Shares) i, after rebalance	=	Weight x	∑	(Price)i, rebalance date		(Price)i, rebalance date
i=1

Several key features of this process should be noted:

•
“Index Shares” and “Index Market Value” are Artificial Constructs. Index Shares shown in the equations here are artificial constructs bearing no relation to actual shares outstanding. These may be fractions, and might be less than 1. Therefore, the Index Market Value is also an artificial construct bearing no relation to the market of the S&P 500®. These terms are used simply to show the resemblance between the calculation methodology of the equal weighted and capitalization weighted indices.

•
Arithmetic Mean, Not Geometric Mean. In between two rebalancing periods, the index return will be the arithmetic mean of the return of S&P 500® stocks. Therefore, the S&P 500® Equal Weight Index is an arithmetic

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mean index. Since the arithmetic mean is always greater than the geometric mean, the S&P 500® Equal Weight Index will always provide higher returns than a geometric mean based index.

•
Not Always Equally Weighted. In between two rebalancing periods, the S&P 500® Equal Weight Index would usually not be equally weighted. Therefore, any return computation starting from a non-rebalancing date would not match the arithmetic average of returns of S&P 500® constituents between those two dates.

•
Quarterly Rebalancing. Index rebalancing seeks to strike a balance between equal weighted representation of the S&P 500® universe, and the investability of the S&P 500® Equal Weight Index. Based on historical simulation and market conventions, Standard & Poor's has arrived upon a quarterly rebalancing procedure for the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index will be rebalanced on the third Friday of the quarter-ending month, which coincides with triple witching of index futures, index options and stock options. This date will also coincide the conventional date for quarterly share adjustments of the S&P 500®, and with the dates when the S&P Pure Style indices are rebalanced.

At rebalancing, constituents will be assigned Index Shares as given in Equation 3. Also, in order to maintain index series continuity, it is necessary to adjust the divisor.

(4) (Index Value) before rebalance	=	(Index Value) after rebalance

Therefore,

(5) (Divisor) after rebalance	=	(Index Market Value) after rebalance	∕	(Index Value) before rebalance

Guggenheim S&P Pure Style ETFs Underlying Index Calculations. For the Guggenheim S&P Pure Style ETFs, the S&P Pure Style Indices are calculated following the divisor-based methodology of the S&P 500® Equal Weight Index.

Index Valuet	=	Index Market Valuet ∕ Divisort
Index Market Valuet	=	IWFx,t x (Index Shares)x,t x (PWF)x x (Price)x,t

Where,

IWFx,t	=	Investable Weight Factor of stock X on date t
N	=	Number of stocks in a S&P Pure Style Index on date t

Essentially, the PWF (pure weight factor) term ensures that an S&P Pure Style Index weights each stock according to its style score.

Standard & Poor’s will announce the constituents and their weights two to five days before rebalancing.
The PWF is set only once a year at rebalancing. Therefore, only at rebalancing will the stocks be weighted in exact proportion to their style scores. The weights of stocks in a pure style index between rebalancings will depend on their relative price performances.

Since pure style indices are score-weighted, weights of individual stocks should not be affected by corporate actions such as stock splits, spin-offs and rights offerings. Between rebalancings, the PWF might be adjusted to ensure there is no change in a stock’s weight after such a corporate action (although in practical terms most of these PWF adjustments would not necessitate any action on the part of a portfolio manager).

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S&P Index Maintenance :
Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends and stock price adjustments due to restructuring and spin-offs.

A company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group.

When calculating index weights, S&P excludes from the float-adjusted count of shares individual constituents’ shares held by governments, corporations, strategic partners, or other control groups exceeding 10%. In cases where holdings in a group exceed 10% of the outstanding shares of a company, the holdings of that group will be excluded from the float-adjusted count of shares to be used in index calculations.

Once a year, the float adjustments will be reviewed. Each company’s financial statements will be used to update the major shareholders’ ownership. However, any Investable Weight Factor (“IWF”) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action (i.e. privatization, merger, takeover, or share offering).

Changes in the number of shares outstanding driven by corporate events, such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiration of futures contracts). Implementations of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September, and December. Generally, index changes due to rebalancing are announced two days before the effective date by way of a news release posted on www.indices.standardandpoors.com.

Commencement Dates of the S&P Underlying Indices:
The S&P 500® Pure Growth Index, S&P 500® Pure Value Index, S&P MidCap 400® Pure Growth Index, S&P MidCap 400® Pure Value Index, S&P SmallCap 600® Pure Growth Index, and S&P SmallCap 600® Pure Value Index commenced operations on September 15, 2005. The S&P 500® Equal Weight Index Consumer Discretionary, S&P 500® Equal Weight Index Consumer Staples, S&P 500® Equal Weight Index Energy, S&P 500® Equal Weight Index Financials, S&P 500® Equal Weight Index Health Care, S&P 500® Equal Weight Index Industrials, S&P 500® Equal Weight Index Materials, S&P 500® Equal Weight Index Information Technology, and S&P 500® Equal Weight Index Telecommunication Services & Utilities commenced operations on November 3, 2006. The inception date of the S&P 500® Index is March 4, 1957.

S&P Index Availability:
Each Underlying Index is calculated continuously and widely disseminated to major data vendors.

Descriptions of Russell Underlying Indices
The Guggenheim Russell MidCap® Equal Weight ETF, Guggenheim Russell 1000® Equal Weight ETF, and Guggenheim Russell 2000® Equal Weight ETF are composed of substantially all of the securities in the Russell MidCap® Equal Weight Index, Russell 1000® Equal Weight Index, and Russell 2000® Equal Weight Index, respectively, in approximately the same proportions as the Russell MidCap® Equal Weight Index, Russell 1000® Equal Weight Index and Russell 2000® Equal Weight Index. The Russell Top 50® Mega Cap Index (together, with the Russell MidCap® Equal Weight Index, Russell 1000® Equal Weight Index, and Russell 2000® Equal Weight Index, the “Russell Underlying Indices”) is composed of the approximately 50 largest capitalization stocks as represented in the Russell 3000® Index. The Russell Top 50® Mega Cap Index offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market.

The Russell Underlying Indices are compiled by Frank Russell Company (“Russell”). Russell is not affiliated with the Guggenheim Russell MidCap® Equal Weight ETF, Guggenheim Russell 1000® Equal Weight ETF, Guggenheim Russell 2000® Equal Weight ETF, and Guggenheim Top 50® ETF (the “Guggenheim Russell Funds”), the Advisor or its affiliates. The Guggenheim Russell Funds are entitled to use their respective Russell Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with Russell. The Advisor has provided the sub-license without charge to the Guggenheim Russell Funds.

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Russell Index Calculation:
The securities in the Russell Top 50® Mega Cap Index (sometimes referred to as the “components”) are reconstituted annually after the close on the last Friday in June to reflect changes in the marketplace. If the last Friday in June falls on June 28-30, reconstitution is scheduled for the preceding Friday. The Russell 3000® Index, includes the largest 3,000 securities listed on any U.S. exchange ranked by decreasing total market capitalization. All U.S. incorporated companies listed on a U.S. exchange are considered for inclusion with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Although only one class of security is allowed into the indices, all common classes are combined to determine total market capitalization and available float. Tracking stocks are considered individually for membership. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, closed-end investment companies, limited partnerships, and foreign stocks including American Depositary Receipts (“ADRs”). After component selection, stocks are weighted by their available market capitalization.

Each of the Russell MidCap® Equal Weight Index, Russell 1000® Equal Weight Index and Russell 2000® Equal Weight Index generally consists of the same constituent securities included in the corresponding Russell Market Cap Index of the same name. The Russell MidCap® Equal Weight Index, Russell 1000® Equal Weight Index and Russell 2000® Equal Weight Index are constructed by first equally weighting the sectors that comprise each Russell Market Cap Index (i.e., 1/N, where N is the number of sectors in the Market Cap Index) and then equally weighting the constituent securities within each sector (i.e., 1/N, where N is the number of constituents within the sector). The Russell Global Sector (“RGS”) classification method is used in the construction of the Russell MidCap® Equal Weight Index, Russell 1000® Equal Weight Index and Russell 2000® Equal Weight Index. The RGS sector scheme currently has nine (9) sectors: Consumer Discretionary, Consumer Staples, Energy, Financial Services, Health Care, Materials & Processing, Producer Durables, Technology, and Utilities. Certain constituents of a Russell Index may not be included in the corresponding Russell Underlying Index due to additional liquidity screens and capacity screens in the Russell Index methodology.

Russell Index Maintenance:
The Russell Top 50® Mega Cap Index will be reconstituted annually. Securities that leave the Russell Top 50® Mega Cap Index, between reconstitution dates, for any reason (i.e., mergers, acquisitions, or other similar corporate activity) are not replaced. Thus, the number of securities in the Russell Top 50® Mega Cap Index over the year will fluctuate according to corporate activity.

When a stock is acquired, delisted, reincorporated outside of the U.S. or moves to the pink sheets on OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place within the Russell Top 50® Mega Cap Index, the stock’s capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the Russell Top 50® Mega Cap Index. The only additions between reconstitution dates are as a result of spin-offs and eligible initial public offerings (“IPOs”).

Maintaining the Russell Top 50® Mega Cap Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant changes to outstanding share capital changes are made at month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments will be made at the open of the ex-date using previous day closing prices.

The Russell MidCap® Equal Weight Index, Russell 1000® Equal Weight Index and Russell 2000® Equal Weight Index are regularly and proactively maintained to reflect the impact of changes in the U.S. and global markets. Updates such as daily corporate actions, monthly share adjustments, quarterly IPO inclusions and annual total reconstitution ensure that the indices accurately represent the opportunity set while balancing turnover costs. In addition, on a quarterly basis, the equal weight indices are reweighted as per the methodology stated above.

Commencement Dates of the Russell Underlying Indices:
The Russell Top 50® Mega Cap Index commenced operations on April 14, 2005. Effective August 31, 2012, Russell changed the name of the “Russell Top 50® Index” to the “Russell Top 50® Mega Cap Index.” The Russell MidCap® Equal Weight Index, Russell 1000® Equal Weight Index and Russell 2000® Equal Weight Index commenced operations on October 18, 2010.

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Russell Index Availability:
Each Russell Underlying Index is calculated continuously and widely disseminated to major data vendors.

Description of MSCI Underlying Index
The Guggenheim MSCI Emerging Markets Equal Country Weight ETF generally is composed of securities that are representative of some, but not all, of the constituent securities of the MSCI Emerging Markets Equal Country Weighted Index (the “MSCI Underlying Index”). The MSCI Underlying Index provides equal-weighted exposure to all of the countries included in the MSCI Emerging Markets Index while providing capitalization-weighted exposure to the securities within each country. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of certain markets deemed to be emerging markets. The MSCI Emerging Markets Index is free float-adjusted, which means the calculation of the Index’s market capitalization includes only the number of shares readily available in the market and excludes locked-in shares, such as those held by governments, controlling shareholders, corporations, and management, and shares subject to foreign ownership restrictions.

The MSCI Underlying Index is compiled by MSCI, Inc. (“MSCI”). MSCI is not affiliated with the Guggenheim MSCI Equal Weight Countries Emerging Markets ETF, the Advisor or its affiliates.

MSCI Index Calculation:
The MSCI Underlying Index is constructed from the MSCI Emerging Markets Index (the “MSCI Parent Index”) and has the same constituents as the MSCI Parent Index. At construction and at each rebalancing, each country in the MSCI Underlying Index is given an equal weight (i.e., 1/N, where N is the number of countries in the MSCI Parent Index). Within each country, the securities are then weighted relative to their free float adjusted market capitalization. In between rebalancings, the weightings of each country and their respective securities may change due to their relative performance.

MSCI Index Maintenance:
The MSCI Underlying Index is rebalanced on a semi-annual basis in May and November, coinciding with the semi-annual index reviews of the MSCI Parent Index.

In general, the MSCI Underlying Index follows the event maintenance of the MSCI Parent Index. Changes in the MSCI Parent Index are reflected simultaneously in the MSCI Underlying Index. Early inclusions of new securities to the MSCI Parent Index, such as IPOs, will be simultaneously added to the MSCI Underlying Index with a constraint factor reflecting a weight that the security would have had as a result of an equal country weighted index rebalancing at the time of the IPO inclusion. The weights of existing constituent securities are then accordingly adjusted so as to bring the total weight of the MSCI Underlying Index to 100%.

The general treatment of additions and deletions due to corporate events aims at minimizing turnover in the MSCI Underlying Index. A security added to the MSCI Parent Index following a corporate event (acquisition, spin-off or merger) will also be added to the MSCI Underlying Index with an estimated capped weight. A constituent deleted from the MSCI Parent Index following a corporate event will be simultaneously deleted from the MSCI Underlying Index.

Commencement Dates of the MSCI Underlying Index:
The MSCI Underlying Index commenced operations on November 10, 2014.

MSCI Index Availability:
The MSCI Underlying Index is calculated continuously and widely disseminated to major data vendors.

INVESTMENT RESTRICTIONS

Fundamental Policies
The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

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Each Fund shall not:

1.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.
Make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.
Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4.	Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7.
Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry[1]; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

Non-Fundamental Policies
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.	Invest in warrants.

2.	Invest in real estate limited partnerships.

3.	Invest in mineral leases.

4.
Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

[1]
The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as described in its then current registration statement.

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Each of the Guggenheim Russell MidCap® Equal Weight ETF, Guggenheim Russell 1000® Equal Weight ETF, Guggenheim Russell 2000® Equal Weight ETF, and Guggenheim MSCI Emerging Markets Equal Country Weight ETF may not:

5.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in its Underlying Index without 60 days’ prior notice to shareholders.

Each of the Guggenheim S&P 500® Equal Weight ETF, Guggenheim S&P Pure Style ETFs, Guggenheim S&P 500® Equal Weight Sector ETFs, and Guggenheim Russell Top 50® Mega Cap ETF may not:

6.
Change its investment strategy to invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in its Underlying Index without 60 days’ prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of the purchase of a security (except that if the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities); and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitations related to borrowing and the issuance of senior securities. For purposes of non-fundamental policy 1, under the heading “Non-Fundamental Policies,” a Fund shall be deemed not to have warrants acquired by the Fund as a result of a corporate action or some other event affecting the companies in which it invests.

MORE INFORMATION ABOUT PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year. Over the past two most recently completed fiscal years, the Funds have not experienced significant variations in their portfolio turnover rates.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares

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are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The shares of the Funds are listed and traded on the NYSE. The shares of each Fund will trade on the NYSE at prices that may differ to some degree from a Fund’s NAV. There can be no assurance that the requirements of the NYSE necessary to maintain the listing of shares will continue to be met. The NYSE may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the NYSE, makes further dealings on the NYSE inadvisable. The NYSE will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the NYSE, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s markup or reflect a dealer’s markdown. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s markup or reflect a dealer’s markdown. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions generally will be beneficial to the Fund.

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For the fiscal years ended October 31, 2014, October 31, 2013, and October 31, 2012, the Funds paid the following aggregate brokerage commissions:

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During the Fiscal Year Ended 2014	Aggregate Brokerage Commissions During the Fiscal Year Ended 2013	Aggregate Brokerage Commissions During the Fiscal Year Ended 2012
Guggenheim S&P 500® Equal Weight ETF	4/24/2003	$15,607	$65,477	$350,321
Guggenheim Russell MidCap® Equal Weight ETF	12/3/2010	$10,207	$3,973	$14,322
Guggenheim Russell 1000® Equal Weight ETF	12/3/2010	$7,101	$2,925	$8,070
Guggenheim Russell 2000® Equal Weight ETF	12/3/2010	$16,667	$4,142	$19,841
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	12/3/2010	$5,748	$9,087	$8,795
Guggenheim S&P 500® Pure Growth ETF	3/1/2006	$211,613	$5,009	$87,046
Guggenheim S&P 500® Pure Value ETF	3/1/2006	$96,116	$3,042	$65,855
Guggenheim S&P MidCap 400® Pure Growth ETF	3/1/2006	$245,964	$18,554	$279,376
Guggenheim S&P MidCap 400® Pure Value ETF	3/1/2006	$14,471	$1,418	$46,489
Guggenheim S&P SmallCap 600® Pure Growth ETF	3/1/2006	$26,378	$3,949	$38,619
Guggenheim S&P SmallCap 600® Pure Value ETF	3/1/2006	$44,230	$10,815	$150,307
Guggenheim S&P 500® Consumer Discretionary ETF	11/1/2006	$1,413	$1,381	$4,173
Guggenheim S&P 500 ®Equal Weight Consumer Staples ETF	11/1/2006	$4,693	$1,109	$3,947
Guggenheim S&P 500® Equal Weight Energy ETF	11/1/2006	$4,290	$411	$3,529
Guggenheim S&P 500® Equal Weight Financials ETF	11/1/2006	$1,494	$499	$1,650
Guggenheim S&P 500® Equal Weight Health Care ETF	11/1/2006	$3,897	$1,233	$2,916
Guggenheim S&P 500® Equal Weight Industrials ETF	11/1/2006	$1,490	$509	$1,986
Guggenheim S&P 500® Equal Weight Materials ETF	11/1/2006	$964	$782	$3,023
Guggenheim S&P 500® Equal Weight Technology ETF	11/1/2006	$6,752	$3,840	$22,727
Guggenheim S&P 500® Equal Weight Utilities ETF	11/1/2006	$5,902	$2,963	$7,270
Guggenheim Russell Top 50® Mega Cap ETF	5/4/2005	$2,108	$8,799	$15,970

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of increases or decreases in the Funds’ assets over those periods.

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Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement (as defined below). Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended October 31, 2014, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Guggenheim Funds Distributors, LLC (the “Distributor”), the distributor of the Funds’ shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit

34

an affiliated person of a registered investment company, or any affiliated person of such person, to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended October 31, 2014, October 31, 2013, and October 31, 2012, the Funds did not pay any brokerage commissions to the Distributor.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. As of October 31, 2014, the following Funds held the following securities of the Trust’s “regular brokers or dealers”:

Fund Name	Issuer	Market Value of Investment
Guggenheim Russell Top 50® Mega Cap ETF	Citigroup, Inc.	$11,430,850
Guggenheim S&P 500® Equal Weight ETF	The Bank of New York Mellon Corp.	$17,179,290
	Citigroup, Inc.	$18,091,481
	Goldman Sachs Group, Inc.	$18,408,701
	Morgan Stanley & Co., Inc.	$17,672,502
Guggenheim S&P 500® Pure Value ETF	The Bank of New York Mellon Corp.	$8,544,807
	Goldman Sachs Group, Inc.	$10,176,054
	Morgan Stanley & Co., Inc.	$11,631,465
Guggenheim S&P 500® Equal Weight Financials ETF	The Bank of New York Mellon Corp.	$1,513,681
	Citigroup, Inc.	$1,593,963
	Goldman Sachs Group, Inc.	$1,617,765
	Morgan Stanley & Co., Inc.	$1,557,127
Guggenheim Russell 1000® Equal Weight ETF	The Bank of New York Mellon Corp.	$43,870
	Citigroup, Inc.	$45,126
	Goldman Sachs Group, Inc.	$46,548
	Morgan Stanley & Co., Inc.	$44,736

MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and federal securities laws, including the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and Rydex Fund Services, LLC (the “Servicer”). The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Compliance and Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Compliance and Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with

35

that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Funds’ Chief Compliance Officer and the fund’s independent accountants. The Board, the Compliance and Risk Oversight Committee and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund's investment restrictions and compliance with Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund's investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any. The Funds’ Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Funds’ Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Compliance and Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks. The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund's investment management and business affairs are carried out by or through the Fund’s Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund's and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

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Members of the Board and Officers of the Trust. Set forth below is the name, year of birth, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

The Chairman of the Board, Werner E. Keller, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the seven member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Trustees

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Donald C. Cacciapaglia* (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010).	223	Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
Independent Trustees**
Corey A. Colehour (1945)	Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.

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Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 2003 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, Inc. (investment research firm) (2005-present).	133	None.

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Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Thomas F. Lydon (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	Board of Directors of US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.

**	Mr. Roger Somers served as an Independent Trustee of the Trust from 2003 to August 18, 2014.

***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this SAI.

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002-2010).

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Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael P. Byrum (1970)	Vice President (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director(2008- 2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary(2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003-present); Senior Vice President, Security Investors, LLC (2010-present); Chief
Executive Officer, Guggenheim Specialized Products, LLC (2009-present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); Senior Vice President, Rydex Advisors, LLC (2006-2011); Senior Vice President, Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Chief Compliance Officer, Security Investors, LLC (2012-present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004- 2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009- present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

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Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present); and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and (viii) other audit related matters. Messrs. Dalton (Chair), Colehour, Demaret, Keller, Lydon and McCarville serve as members of the Audit Committee. The Audit Committee met four (4) times during the fiscal year ended October 31, 2014.

Compliance and Risk Oversight Committee. The Board has a standing Compliance and Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Compliance and Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee compliance and risk management activities applicable to the Funds. With respect to compliance, the Committee oversees the activities of the Chief Compliance Officer of the Funds and the policies and procedures of the Funds designed to assure compliance with the 1940 Act and the rules and regulations of the SEC thereunder and other applicable laws and regulations. With respect to risk, the Committee oversees the risk management activities applicable to the Funds, policies and procedures designed to deal with systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Prior to June 4, 2014, the Compliance and Risk Oversight Committee operated as the Risk Oversight Committee and was responsible only for risk oversight. The Committee charter was amended on June 4, 2014 to add the compliance oversight function as a responsibility of the Committee. Messrs. Demaret (Chair), Dalton and McCarville serve as members of the Compliance and Risk Oversight Committee. The Risk Oversight Committee met twice during the fiscal year ended October 31, 2014.

Governance Committee. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective

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governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. McCarville (Chair), Colehour and Lydon serve as members of the Governance Committee. The Governance Committee met four (4) times during the fiscal year ended October 31, 2014.

Investment and Performance Committee. The Board has a standing Investment and Performance Committee that operates under a written charter approved by the Board. The responsibilities of the Investment and Performance Committee include, among others the: (i) review of the investment performance of the Funds; (ii) review of the Funds’ use of derivatives and other complex financial instruments, including valuation issues and any other matters related to derivatives; (iii) review of any proposed material changes to the Funds’ derivatives policies; and (iv) review any changes to the Funds’ sub-adviser(s) proposed by the Adviser, including hiring of new sub-advisers and termination of sub-advisers. Messrs. Demaret (Chair), Colehour and Keller serve as members of the Investment and Performance Committee. The Investment and Performance Committee met four (4) times during the fiscal year ended October 31, 2014.

Nominating Committee. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. McCarville (Chair), Demaret and Lydon serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended October 31, 2014.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Board has concluded that Donald C. Cacciapaglia should serve as Trustee because of his prior experience working in the investment banking and financial services industries. He is President and Chief Executive Officer of the Advisor and Vice Chairman of Guggenheim Investments. Most recently he was Chairman and Chief Executive Officer of Channel Capital Group Inc. and its subsidiary broker-dealer Channel Capital Group LLC, a Guggenheim affiliated company. From 1996 until 2002 when he joined Channel Capital Group, Mr. Cacciapaglia held the position of Managing Director and Chief Operating Officer of the Investment Banking Group at PaineWebber. Additionally, in 1998, he started PaineWebber’s Private Equity Group and assumed responsibility for the coverage of Leveraged Buyout firms and the Investment Bank’s Business Development Group. Before that, Mr. Cacciapaglia was Chief Operating Officer of the Short and Intermediate Trading Group at CS First Boston (1995-1996). From 1977 to 1995, he held numerous positions at Merrill Lynch & Co., including Chief Operating Officer and Senior Managing Director of Investment Banking, Senior Managing Director of Global Fixed Income Research and Analytics and Managing Director of the Western Institutional

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Region for sales and trading in San Francisco. Mr. Cacciapaglia was a Senior Analyst with the Federal Reserve Bank of New York from 1973-1977. Licenses: Series 7, 63, 8, 3 and 24.

The Board has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2003 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Colehour has served as a member of the Audit Committee since 2003 and as a member of the Governance Committee and Investment and Performance Committee since 2014. In addition to his experience as a Trustee of, and his extensive institutional knowledge of, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Funds.

The Board has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 2003and his extensive knowledge of the banking and financial services industry. In addition to his service as Trustee, Mr. Dalton has served as a member and Chairman of the Audit Committee since 2003 and as a member of the Compliance and Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty-nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Board has concluded that John O. Demaret should serve as Trustee and Vice Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 2003 and his experience as Chairman of the Board from 2006 to 2014. In addition to his service as Trustee, Mr. Demaret has served as a member of the Audit Committee since 2003, Compliance and Risk Oversight Committee since 2010, and Nominating Committee and Investment and Performance Committee since 2014. Since 2014, he has served as Chairman of the Compliance and Risk Oversight Committee and the Investment and Performance Committee. As current Vice Chairman and former Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Board has concluded that Werner E. Keller, CFA should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Keller has served as a member of the Audit Committee since 2005 and the Investment and Performance Committee since 2014. He served as a member of the Nominating Committee from 2005 to 2014 and as a member of the Governance Committee from 2007 to 2014. In addition, Mr. Keller served as the Chairman of the Compliance and Risk Oversight Committee from 2010 to 2014. Mr. Keller serves as the Financial Expert of the Audit Committee. Mr. Keller served as Vice Chairman of the Board from 2010 to 2014, when he assumed his role as Chairman of the Board. As current Chairman and former Vice Chairman of the Board, Mr. Keller has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investment adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Funds.

The Board has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. In addition to his service as Trustee, Mr. Lydon has served as a member of the Audit Committee and Nominating Committee since 2005

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and as a member of the Governance Committee since 2007. In addition to his experience as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Board has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 2003. In addition to his service as Trustee, Mr. McCarville has served as a member of the Audit Committee since 2003, as Chairman and member of the Nominating Committee since 2005, and as Chairman and member of the Governance Committee since 2007. He also has served as a member of the Compliance & Risk Oversight Committee since 2014. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares[1]	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee[1,2]
Interested Trustee
Donald C. Cacciapaglia	None	None	None
Independent Trustees
Corey A. Colehour	Guggenheim S&P 500® Equal Weight ETF	Over $100,000	Over $100,000
J. Kenneth Dalton	Guggenheim S&P 500® Equal Weight ETF	$10,001-$50,000	$50,001 -$100,000
	Guggenheim S&P SmallCap 600® Pure Growth ETF	$10,001-$50,000
John O. Demaret	Guggenheim S&P 500® Equal Weight ETF	Over $100,000	Over $100,000
Thomas F. Lydon, Jr.	None	None	None
Werner E. Keller	None	None	Over $100,000
Patrick T. McCarville	Guggenheim S&P 500® Equal Weight Financials ETF	$1-$10,000	Over $100,000
	Guggenheim S&P 500® Equal Weight ETF	$50,001-$100,000
	Guggenheim S&P 500® Equal Weight Energy ETF	$10,001-$50,000
	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	$1-$10,000
	Guggenheim S&P SmallCap 600® Pure Growth ETF	$1-$10,000

1     Information provided is as of December 31, 2014.
2     Includes shares held in the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

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Board Compensation. – The following table sets forth compensation paid by the Trust for the fiscal year ended October 31, 2014:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
Interested Trustees
Donald C. Cacciapaglia	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$113,100	$0	$0	$190,000
J. Kenneth Dalton	$125,000	$0	$0	$210,000
John O. Demaret	$148,400	$0	$0	$250,000
Patrick T. McCarville	$119,100	$0	$0	$200,000
Roger J. Somers**	$113,100	$0	$0	$190,000
Werner E. Keller	$125,000	$0	$0	$210,000
Thomas F. Lydon, Jr.	$113,100	$0	$0	$190,000

*	Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex Series Funds.

**	Mr. Somers resigned from the Board effective August 18, 2014.

Code of Ethics
The Trust has adopted a Combined Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Advisor, the Servicer and the Distributor, as well as certain other affiliated entities, are also covered by the Combined Code of Ethics adopted by the Trust. The Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees (“access persons”) of the Trust, Advisor, Servicer and Distributor, as applicable. Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.

Proxy Voting
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. When voting proxies, the Advisor seeks to act solely in the best interest of each Fund and has adopted proxy policies, procedures and voting guidelines to assist in this endeavor. The Advisor’s proxy voting policies, procedures and voting guidelines are summarized below.

The Advisor utilizes the services of an unaffiliated proxy voting firm, ISS/RiskMetrics (“ISS”), to vote proxies and generally act as agent for the proxy process, to maintain proxy voting records, and to provide independent research on corporate governance, proxy and corporate responsibility issues. With certain exceptions, ISS will vote proxies on behalf of the Advisor and the Funds in accordance with the Advisor’s proxy voting guidelines. The Advisor periodically reviews its proxy voting guidelines and updates them as necessary to reflect new issues and any changes in its policies on specific issues.

A proxy may not be voted in accordance with the proxy voting guidelines if (i) it concerns a proposal that is not addressed by the proxy voting guidelines or (ii) it is a proposal for which the Advisor has indicated that a decision will be made on a case-by-case basis. Any such proposal will be referred to the investment team responsible for the management of the affected Fund. If the investment team determines that the proposal does not pose a material conflict of interest, the proposal will be voted in accordance with the investment team’s recommendation. If it is determined that a conflict of interest may exist, the investment team will consult with a committee composed of persons from the investment teams, compliance and legal, as necessary, to determine how best to vote the proxy. In such instances, the Advisor may vote the proxy in any of the following manners: (i) by referring the proxy proposal to the client, (ii) by disclosing to the client any potential conflict of interest and obtaining client ratification of the

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proxy vote, (iii) by using an independent third party to vote the proxy proposal, and (iv) by abstaining. The method selected by the Advisor to resolve any potential conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

Where a proxy proposal pertains to a security on loan pursuant to a Fund’s securities lending arrangement, the Advisor will refrain from voting such securities where the costs to the Fund or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting. Additionally, for any Fund structured as a fund of funds, the Advisor will vote the Fund’s shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called “mirror” or “echo” voting). With regard to voting proxies of foreign companies, the Advisor may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

The Trust annually discloses its complete proxy voting record on Form N-PX. A complete copy of the Advisor’s Proxy Voting Policy and the Trust’s most recent Form N-PX are available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s website at www.sec.gov.

The Advisor and the Advisory Agreement
Security Investors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. The Advisor is a Kansas limited liability company, doing business since November 27, 1961, and has been a federal registered investment adviser since 1971. The Advisor does business as Guggenheim Investments. The Advisor is an indirect wholly-owned subsidiary of Guggenheim Capital, LLC, an affiliate of Guggenheim Partners, LLC, a global, diversified financial services firm. Guggenheim Investments represents the investment management division of Guggenheim Partners, LLC.

Pursuant to an investment advisory agreement between the Trust and the Advisor dated March 1, 2012, as amended from time to time (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreement, the Advisor is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, and extraordinary expenses. For its investment management services, each Fund pays the Advisor a fee, as noted in the chart below, at an annual rate based on the average daily net assets of that Fund.

For the fiscal years ended October 31, 2014, October 31, 2013, and October 31, 2012, the Funds paid the Advisor the following investment advisory fees:

Fund Name	Advisory Fee	Fund Inception Date	Advisory Fee Paid for the Fiscal Year Ended 2014	Advisory Fee Paid for the Fiscal Year Ended 2013	Advisory Fee Paid for the Fiscal Year Ended 2012
Guggenheim S&P 500® Equal Weight ETF	0.40%	04/24/03	$29,521,640	$16,347,344	$11,437,956
Guggenheim Russell MidCap® Equal Weight ETF	0.40%	12/03/10	$462,251	$246,331	$209,321
Guggenheim Russell 1000® Equal Weight ETF	0.40%	12/03/10	$364,394	$217,098	$147,413
Guggenheim Russell 2000® Equal Weight ETF	0.40%	12/03/10	$141,743	$65,992	$73,829
Guggenheim MSCI Emerging Markets Equal Country Weight ETF*	0.70%	12/03/10	$69,493	$80,427	$93,028
Guggenheim S&P 500® Pure Growth ETF	0.35%	03/01/06	$4,567,880	$1,598,402	$1,061,772

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Fund Name	Advisory Fee	Fund Inception Date	Advisory Fee Paid for the Fiscal Year Ended 2014	Advisory Fee Paid for the Fiscal Year Ended 2013	Advisory Fee Paid for the Fiscal Year Ended 2012
Guggenheim S&P 500® Pure Value ETF	0.35%	03/01/06	$3,024,096	$728,940	$293,053
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	03/01/06	$2,777,267	$2,113,543	$1,946,096
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	03/01/06	$344,581	$195,265	$127,855
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	03/01/06	$383,373	$273,738	$239,551
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	03/01/06	$591,984	$312,394	$242,686
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF**	0.40%	11/01/06	$441,959	$299,928	$222,562
Guggenheim S&P 500® Equal Weight Consumer Staples ETF**	0.40%	11/01/06	$510,427	$318,680	$189,550
Guggenheim S&P 500® Equal Weight Energy ETF**	0.40%	11/01/06	$641,629	$168,179	$157,800
Guggenheim S&P 500® Equal Weight Financials ETF**	0.40%	11/01/06	$394,886	$208,052	$75,196
Guggenheim S&P 500® Equal Weight Health Care ETF**	0.40%	11/01/06	$863,462	$575,212	$410,661
Guggenheim S&P 500® Equal Weight Industrials ETF**	0.40%	11/01/06	$387,456	$174,699	$123,324
Guggenheim S&P 500® Equal Weight Materials ETF**	0.40%	11/01/06	$302,025	$181,048	$172,917
Guggenheim S&P 500® Equal Weight Technology ETF**	0.40%	11/01/06	$1,987,366	$742,647	$609,160
Guggenheim S&P 500® Equal Weight Utilities ETF**	0.40%	11/01/06	$339,223	$237,360	$219,503
Guggenheim Russell Top 50® Mega Cap ETF	0.20%	05/04/05	$1,041,673	$1,118,472	$980,674

*
The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund's total annual fund operating expenses (excluding certain expenses discussed in greater detail below) from exceeding 0.70% of average daily net assets. The advisory fees paid by the Fund reflected in the above chart, are net of any such waiver or reimbursement. For the fiscal years ended October 31, 2014, October 31, 2013 and October 31, 2012, the Advisor reimbursed expenses and/or waived fees of the Fund in the amounts of $11,582, $12,346 and $14,619, respectively.

**    Effective December 1, 2013, the Advisor reduced the advisory fee from 0.50% to 0.40%.

For the Guggenheim MSCI Emerging Markets Equal Country Weight ETF, the Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund's total annual fund operating expenses (including Acquired Fund Fees and Expenses but excluding interest, taxes, brokerage commissions, dividends on securities sold short, litigation, indemnification, other expenditures which are capitalized in accordance with generally accepted accounting principles,and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.70%, of average daily net assets. Acquired Fund Fees and Expenses are not direct operating expenses of the Funds, but are fees and expenses of the investment companies in which the Funds invest.  As a result,

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the Advisor’s obligation to pay certain operating expenses of the Funds does not extend to Acquired Fund Fees and Expenses.

This contractual agreement will be honored by the Advisor through February 28, 2016 and may be renewed for extended periods of time upon approval of the Trust’s Board of Trustees.

The Advisor manages the investment and the reinvestment of the assets of each Fund, in accordance with the investment objective, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of a Fund in order to limit the Fund’s operating expenses as described in the Prospectus.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, upon the affirmative vote of a majority of the outstanding shares of the Fund. The Adviser may terminate the Advisory Agreement on not more than 60 days' nor less than 30 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers
This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Michael Byrum	174	$33,829.2	1	$56.7	0	$0
James King	65	$26,886.4	0	$0	0	$0
Ryan Harder	133	$23,194.0	0	$0	0	$0
Jamie McGregor	21	$15,989.4	0	$0	0	$0

*	Information provided is as of October 31, 2014. None of the accounts managed by the portfolio managers are subject to performance based advisory fees.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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Portfolio Manager Compensation. The Advisor compensates portfolio management staff for their management of each Fund’s portfolio.  Compensation is evaluated qualitatively based on their contribution to investment performance and factors such as teamwork and client service efforts.  The Advisor’s staff incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, co-investment options, and participation opportunities in various investments.  The Advisor’s deferred compensation program includes equity that vests over a period of years.  All employees of the Advisor are also eligible to participate in a 401(k) plan to which a discretionary match may be made after the completion of each plan year.

Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of each Fund as of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a‑1(a)(2) under the 1934 Act. With the exception of those Funds listed below, none of the portfolio managers beneficially owned shares of the Funds as of October 31, 2014.

Portfolio Manager	Fund Name	Dollar Range of Fund Shares
Michael Byrum	Guggenheim Russell MidCap® Equal Weight ETF	$10,001-$50,000
	Guggenheim S&P 500® Equal Weight ETF	$100,001-$500,000
James King	Guggenheim S&P 500® Pure Value ETF	$50,001-$100,000
	Guggenheim S&P 500® Pure Growth ETF	$50,001-$100,000
Ryan Harder	None	None
Jamie McGregor	None	None

The Administrator and the Administration Agreement
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a Service Agreement between the Trust and the Servicer.

The Transfer Agent and the Fund Accounting and Transfer Agency and Service Agreements
The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and transfer agent for the Trust and the Funds. The principal address of BNY Mellon is One Wall Street, New York, New York 10286. Pursuant to separate Fund Accounting and Transfer Agency and Service Agreements with the Trust, BNY Mellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

The Custodian and the Custody Agreement
The Bank of New York Mellon (the “Custodian”) serves as custodian for the Trust and the Funds. The principal address of the Custodian is 101 Barclay 11E, New York, New York 10286. Under a Custody Agreement with the Trust, the Custodian maintains in separate accounts cash, securities and other assets of the Funds, keeps all necessary accounts and records, and provides other services. The Custodian is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds.

The Distributor and the Distribution Agreement
Pursuant to a distribution agreement dated March 1, 2012 between the Trust and the Distributor (the “Distribution Agreement”), Guggenheim Funds Distributors, LLC, located at 2455 Corporate West Drive, Lisle, Illinois 60532, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of each Fund. The Distributor is an affiliate of the Advisor.

Distribution Plan. Each Fund has adopted a Distribution Plan applicable to its shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales

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literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2016. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

Other Distribution or Service Arrangements. The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non‑cash compensation to some, but not all, broker-dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of other Guggenheim Funds or render investor services to the shareholders of such other Guggenheim Funds (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans).  Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by such other Guggenheim Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The Distributor and its affiliates have established a revenue sharing arrangement with Charles Schwab & Co., Inc. (“Schwab”). Under this arrangement, Schwab has agreed not to charge its customers any trading commissions when those customers purchase or sell shares of certain Guggenheim Funds online. In addition, Schwab will promote the availability of commission-free ETF trading to its customers. The Distributor or its affiliates may enter into additional revenue sharing arrangements with financial intermediaries in the future. Revenue sharing arrangements may influence your broker or other financial intermediary to make available, present or recommend the Funds over other investment options available in the marketplace. Shareholders may obtain more information about these arrangements and should so inquire if they would like additional information.

Costs and Expenses. Each Fund bears all expenses of its operation other than those assumed by the Advisor. Fund expenses include: interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

Business Continuity and Disaster Recovery
The Advisor, the Distributor and the Servicer have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Advisor, Distributor and Servicer believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Advisor, Distributor and/or Servicer could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each of the Advisor’s, Distributor’s and Servicer’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of each of the Advisor, Distributor or Servicer, or the reckless disregard of their respective obligations, the Advisor, Distributor and Servicer generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a list of the control persons and principal holders of securities of each Fund as of January 31, 2015, please see Appendix A to this SAI.

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BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for each Fund’s shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase (Creation)
The Trust issues and sells shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of equity securities – the Deposit Securities – per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s Underlying Index and an amount of cash (the “Cash Component”), computed as described below. Notwithstanding the foregoing and as discussed in more detail below, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “nonstandard orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of a Fund and will affect the value of the shares; but the Advisor, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.

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The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index tracked by the relevant Fund or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding share of the Fund.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge. Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Funds. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to purchase shares directly from a Fund, including nonstandard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the NYSE closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside of the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by Closing Time, in the case of a standard order, or by 3:00 p.m. Eastern Time, in the case of a custom

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order; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside of the Clearing Process. Fund Deposits made outside of the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time if transmitted by mail, or by 3:00 p.m., Eastern Time, if transmitted by other means on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities by 11:00 a.m. and the Cash Component by 2:00 p.m., Eastern Time on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day based on the then current NAV of a Fund. The delivery of Creation Units of Funds so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund at its discretion, including, without limitation, if: (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance

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or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and Authorized Participants ("APs") generally will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including nonstandard orders, cash purchases, or partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

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The fixed creation transaction fee, assessed per transaction, is as follows:

Fund	Creation Transaction Fee
Guggenheim Domestic Equal Weight ETFs
Guggenheim S&P 500® Equal Weight ETF	$2,000
Guggenheim Russell MidCap® Equal Weight ETF	$2,000
Guggenheim Russell 1000® Equal Weight ETF	$2,500
Guggenheim Russell 2000® Equal Weight ETF	$3,000
Guggenheim International Equal Weight ETF
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$6,000*
Guggenheim S&P 500® Equal Weight Sector ETFs
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	$750
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	$500
Guggenheim S&P 500® Equal Weight Energy ETF	$500
Guggenheim S&P 500® Equal Weight Financials ETF	$750
Guggenheim S&P 500® Equal Weight Health Care ETF	$500
Guggenheim S&P 500® Equal Weight Industrials ETF	$500
Guggenheim S&P 500® Equal Weight Materials ETF	$500
Guggenheim S&P 500® Equal Weight Technology ETF	$750
Guggenheim S&P 500® Equal Weight Utilities ETF	$500
Guggenheim Russell Top 50® Mega Cap ETF
Guggenheim Russell Top 50® Mega Cap ETF	$500
Guggenheim S&P Pure Style ETFs
Guggenheim S&P 500® Pure Growth ETF	$1,000
Guggenheim S&P 500® Pure Value ETF	$1,000
Guggenheim S&P MidCap 400® Pure Growth ETF	$750
Guggenheim S&P MidCap 400® Pure Value ETF	$750
Guggenheim S&P SmallCap 600® Pure Growth ETF	$1,000
Guggenheim S&P SmallCap 600® Pure Value ETF	$1,000

*    To a maximum of 2% (200 basis points) of the value of the basket.

In the case of cash creations or where the Trust permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Advisor's discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Advisor may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Each Fund may adjust or waive all or a portion of its Creation Transaction Fee (including both the fixed and variable components) from time to time.  In addition, the Advisor, in its sole discretion, may elect to pay all or a portion of a Fund’s Creation Transaction Fee (including both the fixed and variable components) on behalf of an AP or to reimburse an AP for all or a portion of the Creation Transaction Fee (including both the fixed and variable components) paid by the AP.  Investors who use the services of a broker or other such intermediary in addition to an AP to effect a creation of a Creation Unit may be charged a fee for such services.

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Redemption
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside of the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. All redemptions of the Guggenheim MSCI Emerging Markets Equal Country Weight ETF will occur outside the Clearing Process. An order to redeem Creation Units of a Fund outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by Closing Time, in the case of a standard order, or by 3:00 p.m. Eastern Time, in the case of a custom order; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. and 2:00 p.m., Eastern Time, respectively, on the next Business Day following such Transmittal Date (the “DTC Cut-Off Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

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The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time if transmitted by mail, or by 3:00 p.m., Eastern Time, if transmitted by other means on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, i.e., the Business Day on which the shares of a Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the NYSE is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the shares’ NAV is not reasonably practicable, or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including nonstandard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

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The fixed redemption transaction fee, assessed per transaction, is as follows:

Fund	Redemption Transaction Fee
Guggenheim Domestic Equal Weight ETFs
Guggenheim S&P 500® Equal Weight ETF	$2,000
Guggenheim Russell MidCap® Equal Weight ETF	$2,000
Guggenheim Russell 1000® Equal Weight ETF	$2,500
Guggenheim Russell 2000® Equal Weight ETF	$3,000
Guggenheim International Equal Weight ETF
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$6,000*
Guggenheim S&P 500® Equal Weight Sector ETFs
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	$750
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	$500
Guggenheim S&P 500® Equal Weight Energy ETF	$500
Guggenheim S&P 500® Equal Weight Financials ETF	$750
Guggenheim S&P 500® Equal Weight Health Care ETF	$500
Guggenheim S&P 500® Equal Weight Industrials ETF	$500
Guggenheim S&P 500® Equal Weight Materials ETF	$500
Guggenheim S&P 500® Equal Weight Technology ETF	$750
Guggenheim S&P 500® Equal Weight Utilities ETF	$500
Guggenheim Russell Top 50® Mega Cap ETF
Guggenheim Russell Top 50® Mega Cap ETF	$500
Guggenheim S&P Pure Style ETFs
Guggenheim S&P 500® Pure Growth ETF	$1,000
Guggenheim S&P 500® Pure Value ETF	$1,000
Guggenheim S&P MidCap 400® Pure Growth ETF	$750
Guggenheim S&P MidCap 400® Pure Value ETF	$750
Guggenheim S&P SmallCap 600® Pure Growth ETF	$1,000
Guggenheim S&P SmallCap 600® Pure Value ETF	$1,000

*    To a maximum of 2% (200 basis points) of the value of the basket.

From time to time, any Fund may waive all or a portion of its applicable transaction fee(s).

An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate a Fund for the costs associated with buying the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Investment Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust’s sale of portfolio securities will be at the expense of a Fund and will affect the value of all shares; but the Investment Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. In no event will a redemption transaction fee exceed 2% of the amount redeemed.

Each Fund may adjust or waive all or a portion of its Redemption Transaction Fee (including both the fixed and variable components) from time to time. In addition, the Advisor, in its sole discretion, may elect to pay all or a portion of a Fund’s Redemption Transaction Fee (including both the fixed and variable components) on behalf of an AP or to reimburse an AP for all or a portion of the Redemption Transaction Fee (including both the fixed and variable

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components) paid by the AP.  Investors who use the services of a broker or other such intermediary in addition to an AP to effect a creation of a Creation Unit may be charged a fee for such services.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. Appendix B – “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holiday Schedules section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive its redemption proceeds in cash.

Additional Redemption Procedures. If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide

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such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to its QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE
The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Calculating NAV.” The NAV of each Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available for any security in a Fund's portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.
Equity securities traded on a domestic securities exchange (including ETFs) are usually valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the last current bid price is usually used. OTC securities held by a Fund are typically valued at the NASDAQ Official Closing Price (“NOCP”) on the valuation date or, if no NOCP is reported, the last reported bid price is used. The portfolio securities of a Fund that are usually valued on multiple exchanges or markets are taken at the last sales price of such securities on the principal exchange or market on which they are traded.
A Fund may fair value an asset when a market quotation is not available or if it is believed that the valuation of an assets does not reflect the asset’s fair value. The Funds also may value their foreign securities at fair value when a significant event is deemed to have occurred. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Valuation Committee, which consists of personnel of the Advisor and other committee members as designated by the Valuation Committee chair from time to time.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends and Distributions.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

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Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares, which are created separately from the Creation Unit process. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Federal Income Taxes
The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a comprehensive and detailed explanation of the federal tax treatment of the Funds or their shareholders, and no attempt is made to present any explanation of the state, local or foreign tax treatment of the Funds or their shareholders. The discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status
A Fund that qualifies as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to the Fund’s shareholders. Each Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes an amount at least equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt income for such year (the “Distribution Requirement”), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, and foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the 90% Test or the Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where the applicable Fund corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Under such circumstances, Fund distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject if certain requirements are met to the dividends-

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received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund were to fail to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Each Fund will generally be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to offset capital gains in future years. Unused net capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of the carryforwards. If a Fund has a net capital loss for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Fund can utilize carryforwards of Pre-2011 Losses. Generally, a Fund may not carry forward any losses other than net capital losses. Under certain circumstances, a Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

If a Fund receives qualified dividend income, a portion of the dividends paid by the Fund may be treated as qualified dividend income, which for noncorporate shareholders is subject to tax at reduced rates. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in countries with comprehensive tax treaties with the United States, and certain other foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). The amount of qualified dividend income, if any, reported by a Fund will depend on such Fund’s investment strategy.

In order for some portion of the dividends received by a Fund’s shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the

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shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions received by a Fund from another RIC (including an ETF that is taxable as a RIC) will generally be treated as qualified dividend income to the extent so reported by such other RIC. If 95% or more of a Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in a taxable year is attributable to qualified dividend income, that Fund may report 100% of its distributions of such income as qualified dividend income.

Subject to certain limitations, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met by both the Fund and the corporate shareholder.

Distributions reported to Fund shareholders as capital gain dividends will be taxable as long-term capital gains, regardless of how long the shareholder has owned the shares. Distributions of net short-term capital gains will generally be taxable to shareholders as ordinary income. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund. Investors considering buying shares shortly before a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A sale of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Under current law, the maximum tax rate on long-term capital gains available to a non-corporate shareholder is generally 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

A Fund has the right to reject an order to for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Special Considerations Applicable to Certain Funds
Certain Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund is required to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income. Those sales may occur at a time when the Advisor would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

Any market discount recognized on a market discount bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value, or below adjusted issue price if the bond was issued with original issue discount.  Absent an election to include the market discount in income as it accrues, gain on a Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

A Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United States taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by noncorporate shareholders who do not itemize deductions. A Fund will make this election only if it deems the election to be in the best interests of its shareholders. If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such foreign taxes would directly reduce the return to an investor from an investment in that Fund.

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Options Transactions by the Funds
If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund’s holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Certain Funds, in their operations, may utilize options on securities indices. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of a Fund may involve non-equity options on stock indices which may constitute “straddle” transactions. “Straddles” may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund may have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund’s judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Back-Up Withholding
A Fund will be required in certain cases to withhold (as “backup withholding”) and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. The backup withholding rate is currently 28%.

Foreign Shareholders
Foreign shareholders ( i.e. , nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for a Fund’s taxable years beginning on or prior to December 31, 2014, properly reported interest related dividends and short-term capital gain dividends generally will not be subject to this U.S. withholding tax. However, depending on the circumstances, a Fund may so report all, some or none of the Fund’s potentially eligible dividends, and a portion of the Fund's distributions ( e.g. interest from non-U.S. sources or any foreign currency gains) may be ineligible for this potential exemption from withholding. Additionally, it is unclear whether the exception for interest-related dividends and short-term capital gain dividends will be extended to subsequent taxable years. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the definition of a “resident alien” under the Internal Revenue Code, or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after

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December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.
Other Issues
Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Significant penalties may be imposed for the failure to comply with reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Legislation passed by Congress requires reporting of adjusted cost basis information for covered securities, which generally include shares of a RIC acquired after January 1, 2012, to the Internal Revenue Service and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings
The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of shareholders, and address conflicts of interest between the interests of shareholders and those of the Advisor, Distributor, or any affiliated person of the Funds, the Advisor, or the Distributor.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund’s anticipated holdings on the following business day. Daily access to information concerning a Fund’s portfolio holdings also is permitted (i) by certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) by other personnel of the Advisor and other service providers, such as the Fund’s administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. In addition, each Fund discloses its portfolio holdings each day the Fund is open for business at www.guggenheiminvestments.com.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (i.e., the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders,

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and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by: (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the “portfolio holdings governing policies”) by the Funds’ Chief Compliance Officer and the Funds; (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the portfolio holdings governing policies at any time and from time to time without prior notice to shareholders in their sole discretion. For purposes of the portfolio holdings governing policies, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund.

In addition to the permitted disclosures described above, each Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Voting Rights
Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders will receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. Each Fund’s shares are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Shareholder Inquiries
Shareholders may visit the Trust’s website at www.guggenheiminvestments.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHER INFORMATION

Frank Russell Company (“Russell”)
The Russell Indices are trademarks of Frank Russell Company and have been licensed for use by Guggenheim Investments.

The Guggenheim Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”).  Russell makes no representation or warranty, express or implied, to the owners of the Guggenheim Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim Funds particularly or the ability of the Russell indices to track general stock market performance or a segment of the same.  Russell’s publication of the indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell index is based.  Russell’s only relationship to Guggenheim Investments is the licensing of certain trademarks and trade names of Russell and of the Russell Indexes which are determined, composed and calculated by Russell without regard to Guggenheim Investments or the Guggenheim Funds.  Russell is not responsible for and has not reviewed the Guggenheim Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise.  Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way

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change the Russell Index.  Russell has no obligation or liability in connection with the administration, marketing or trading of the Guggenheim Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GUGGENHEIM INVESTMENTS, INVESTORS, OWNERS OF THE GUGGENHEIM FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN.  RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Frank Russell®,” “Russell®,” and “Russell 2000®” are trademarks of Russell and have been licensed for use by the Licensee.

MSCI INC.
THE GUGGENHEIM FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY GUGGENHEIM INVESTMENTS. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE GUGGENHEIM FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE GUGGENHEIM FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE GUGGENHEIM FUNDS OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE GUGGENHEIM FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE GUGGENHEIM FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE GUGGENHEIM FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE GUGGENHEIM FUNDS, OWNERS OF THE GUGGENHEIM FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poor’s
The Guggenheim S&P 500® Equal Weight ETF, Guggenheim S&P Pure Style ETFs, and Guggenheim S&P 500® Equal Weight Sector ETFs (the “S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC and its affiliates (“S&P”) or Citigroup Global Markets and its affiliates (“Citigroup”). Neither S&P nor

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Citigroup makes any representation, condition or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500® Equal Weight Index Total Return, S&P 500® Pure Growth Index Total Return, S&P 500® Pure Value Index Total Return, S&P MidCap 400® Pure Growth Index Total Return, S&P MidCap 400® Pure Value Index Total Return, S&P SmallCap 600® Pure Growth Index Total Return, S&P SmallCap 600® Pure Value Index Total Return, S&P 500® Equal Weight Index Consumer Discretionary Total Return, S&P 500® Equal Weight Index Consumer Staples Total Return, S&P 500® Equal Weight Index Energy Total Return, S&P 500® Equal Weight Index Financials Total Return, S&P 500® Equal Weight Index Health Care Total Return, S&P 500® Equal Weight Index Industrials Total Return, S&P 500® Equal Weight Index Information Technology Total Return, S&P 500® Equal Weight Index Materials Total Return, S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return, and S&P 500® Index Total Return (the “S&P Indices”) to track general stock market performance. S&P’s and Citigroup’s only relationship to advisor and its affiliates (“Guggenheim Investments”) in connection with the S&P Funds is the licensing of certain trademarks and trade names and of the S&P Indices which are determined, composed and calculated by S&P without regard to Guggenheim Investments or the product. S&P and Citigroup have no obligation to take the needs of Guggenheim Investments or the owners of the products into consideration in determining, composing or calculating the S&P Indices. S&P and Citigroup are not responsible for and have not participated in the determination of the prices and amount of the product or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product shares are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the product.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty, condition or representation, express or implied, as to results to be obtained by Guggenheim Investments, owners of the products, or any other person or entity form the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties, representations or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

“Standard & Poor’s®,” S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” and “500®” and the S&P Indices are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by Guggenheim Investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Trust's independent registered public accounting firm, Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, audits and reports on the Funds' annual financial statements, reviews certain regulatory reports, prepares the Funds' federal income tax returns, and performs other attestation, auditing, tax and advisory services when engaged to do so by the Trust.

CUSTODIAN

The Bank of New York Mellon, 101 Barclay 11E, New York, New York 10286, serves as custodian for the Funds under a Custody Agreement between the Trust and the Custodian. Under the Custody Agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Funds' financial statements and financial highlights for the fiscal year ended October 31, 2014 appearing in the Trust’s Annual Reports, filed with the SEC on January 9, 2015 via EDGAR Accession No. 0001398344-15-000144 are incorporated by reference into this SAI. Those financial statements and financial highlights, including notes thereto, audited by Ernst & Young LLP, have been included on their reliance on their reports given on their authority as experts in accounting and auditing. The Trust’s Annual Reports include the financial statements referenced above and are available without charge upon request by calling Shareholder Services at 1.800.820.0888.

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APPENDIX A

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2015, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons owing of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act.

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Guggenheim Russell Top 50® Mega Cap ETF	Merrill Lynch, Pierce, Fenner & Smith Safekeeping	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	24.94%
	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	14.22%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	9.71%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	7.86%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	5.85%
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	37.34%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	11.80%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	10.02%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	8.89%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	8.41%
Guggenheim S&P 500® Equal Weight Energy ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	62.43%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	8.56%
Guggenheim S&P 500® Equal Weight ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	19.65%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	10.50%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	9.09%
	Merrill Lynch, Pierce, Fenner & Smith Safekeeping	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	7.23%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	6.98%
	UBS Financial Services, LLC	800 Harbor Boulevard Weehawken, NJ 07086	6.24%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	6.09%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	5.15%

A-1

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Guggenheim S&P 500® Equal Weight Financials ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	62.03%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	5.43%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	5.19%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	4.99%
Guggenheim S&P 500® Equal Weight Health Care ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	47.70%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	13.79%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	5.84%
Guggenheim S&P 500® Equal Weight Industrials ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	34.80%
	LPL Financial Corporation	One Beacon Street, 22nd Floor, Boston, MA 02108	14.14%
	Merrill Lynch, Pierce, Fenner & Smith Safekeeping	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	7.92%
	UBS Financial Services LLC	800 Harbor Boulevard Weehawken, NJ 07806	7.45%
	JPMorgan Clearing Corp.	270 Park Avenue New York, NY 10017	6.81%
	Raymond James & Associates, Inc.	880 Carillon Parkway St. Petersburg, FL 33716	6.46%
Guggenheim S&P 500® Equal Weight Materials ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	26.38%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	13.02%
	UBS Financial Services LLC	800 Harbor Boulevard Weehawken, NJ 07806	8.59%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	7.30%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	7.13%
	Merrill Lynch, Pierce, Fenner & Smith Safekeeping	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	6.02%
Guggenheim S&P 500® Equal Weight Technology ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	46.17%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	8.51%
	Merrill Lynch, Pierce, Fenner & Smith Safekeeping	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	7.52%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	5.49%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	5.47%

A-2

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Guggenheim S&P 500® Equal Weight Utilities ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	50.60%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	12.69%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	8.89%
Guggenheim S&P 500® Pure Growth ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	26.78%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	16.59%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	6.65%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	6.38%
	Merrill Lynch, Pierce, Fenner & Smith Safekeeping	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	6.21%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	5.92%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	5.47%
Guggenheim S&P 500® Pure Value ETF	National Financial Services LLC	200 Liberty Street, New York, NY 10281	15.87%
	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	15.21%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	12.04%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	7.50%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	6.36%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	6.28%
	LPL Financial Corporation	One Beacon Street, 22nd Floor, Boston, MA 02108	5.13%
Guggenheim S&P MidCap 400® Pure Growth ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	20.28%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	14.33%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	7.43%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	7.38%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	5.93%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	5.40%

A-3

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Guggenheim S&P MidCap 400® Pure Value ETF	National Financial Services LLC	200 Liberty Street, New York, NY 10281	21.76%
	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	16.60%
	BMO Harris Bank N.A./Trust	111 W. Monroe Street Chicago, IL 60603	11.73%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	7.12%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	5.87%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	5.31%
Guggenheim S&P SmallCap 600® Pure Growth ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	15.93%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	14.35%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	10.31%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	8.79%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	6.61%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	5.67%
	LPL Financial Corporation	One Beacon Street, 22nd Floor, Boston, MA 02108	5.14%
Guggenheim S&P SmallCap 600® Pure Value ETF	National Financial Services LLC	200 Liberty Street, New York, NY 10281	18.77%
	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	17.48%
	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	15.49%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	9.26%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	7.26%
	Vanguard Marketing Corporation	100 Vanguard Boulevard Malvern, PA 19355	5.08%
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	47.70%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	9.49%
	Raymond James and Associates, Inc.	880 Carillon Parkway St. Petersburg, FL 33716	7.52%

A-4

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Guggenheim Russell MidCap® Equal Weight ETF	TD Ameritrade Clearing, Inc.	1005 N. Ameritrade Place Bellevue, NE 68005	23.98%
	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	15.06%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	10.59%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	8.95%
	Raymond James and Associates, Inc.	880 Carillon Parkway St. Petersburg, FL 33716	8.23%
	Merrill Lynch, Pierce, Fenner & Smith Safekeeping	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	5.63%
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	24.45%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	17.98%
	UBS Financial Services LLC	800 Harbor Boulevard Weehawken, NJ 07806	7.09%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	7.02%
	KCG Americas LLC	545 Washington Blvd., Jersey City, NJ 07310	6.20%
Guggenheim Russell 2000® Equal Weight ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	24.74%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	23.33%
	Pershing LLC	1 Pershing Place Jersey City, NJ 07399	13.42%
	Merrill Lynch, Pierce, Fenner & Smith Safekeeping	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	5.46%
Guggenheim Russell 1000® Equal Weight ETF	Charles Schwab & Co. Inc.	211 Main Street San Francisco, CA 94105	32.59%
	Morgan Stanley Smith Barney LLC	1585 Broadway New York, NY 10036	13.39%
	First Clearing, LLC	One North Jefferson Ave., St. Louis, MO 63103	9.62%
	The Bank of New York Mellon	101 Barclay Street, New York, NY 10286	9.12%
	LPL Financial Corporation	One Beacon Street, 22nd Floor, Boston, MA 02108	5.40%
	National Financial Services LLC	200 Liberty Street, New York, NY 10281	5.26%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	101 Hudson Street, 8th Floor, Jersey City, NJ 07302	5.01%

A-5

APPENDIX B

LOCAL MARKET HOLIDAY SCHEDULES AND REDEMPTION CYCLES

Country and 2015 Holiday Schedule
Brazil
JANUARY 1	JULY 9
FEBRUARY 16	SEPTEMBER 7
FEBRUARY 17	OCTOBER 12
FEBRUARY 18	NOVEMBER 2
APRIL 3	NOVEMBER 20
APRIL 21	DECEMBER 24
MAY 1	DECEMBER 25
JUNE 4	DECEMBER 31
Chile
JANUARY 1	SEPTEMBER 18
APRIL 3	OCTOBER 12
MAY 1	DECEMBER 8
MAY 21	DECEMBER 25
JUNE 29	DECEMBER 31
JULY 16
China
JANUARY 1	JUNE 22
JANUARY 2	JULY 1
JANUARY 19	SEPTEMBER 7
FEBRUARY 16	SEPTEMBER 28
FEBRUARY 18	OCTOBER 1
FEBRUARY 19	OCTOBER 2
FEBRUARY 20	OCTOBER 5
FEBRUARY 23	OCTOBER 6
FEBRUARY 24	OCTOBER 7
APRIL 3	OCTOBER 12
APRIL 6	OCTOBER 21
MAY 1	NOVEMBER 11
MAY 2	NOVEMBER 26
MAY 25	DECEMBER 25
Colombia
JANUARY 1	JUNE 29
JANUARY 12	JULY 20
MARCH 23	AUGUST 7
APRIL 2	AUGUST 17
APRIL 3	OCTOBER 12
MAY 1	NOVEMBER 2
MAY 18	NOVEMBER 16
JUNE 8	DECEMBER 8
JUNE 15	DECEMBER 25

Country and 2015 Holiday Schedule
The Czech Republic
JANUARY 1	SEPTEMBER 28
APRIL 3	OCTOBER 28
APRIL 6	NOVEMBER 17
MAY 1	DECEMBER 24
MAY 8	DECEMBER 25
JULY 6	DECEMBER 31
Egypt
JANUARY 1	SEPTEMBER 22
JANUARY 7	SEPTEMBER 23
JANUARY 25	SEPTEMBER 24
APRIL 12	OCTOBER 6
APRIL 13	OCTOBER 14
JULY 1	DECEMBER 23
JULY 23
Greece
JANUARY 1	APRIL 13
JANUARY 6	MAY 1
FEBRUARY 23	JUNE 1
MARCH 25	OCTOBER 28
APRIL 3	DECEMBER 24
APRIL 6	DECEMBER 25
APRIL 10
Hungary
JANUARY 1	AUGUST 20
JANUARY 2	AUGUST 21
APRIL 3	OCTOBER 23
APRIL 6	DECEMBER 24
MAY 1	DECEMBER 25
MAY 25	DECEMBER 31
India
JANUARY 26	AUGUST 18
FEBRUARY 17	SEPTEMBER 17
FEBRUARY 19	SEPTEMBER 25
MARCH 6	OCTOBER 2
APRIL 1	OCTOBER 22
APRIL 2	NOVEMBER 11
APRIL 3	NOVEMBER 12
ARRIL 14	NOVEMBER 25
MAY 1	DECEMBER 24
MAY 4	DECEMBER 25
Indonesia
JANUARY 1	JULY 20
FEBRUARY 19	JULY 21

Country and 2015 Holiday Schedule
APRIL 3	AUGUST 17
MAY 1	SEPTEMBER 24
MAY 14	OCTOBER 14
JUNE 2	DECEMBER 24
JULY 16	DECEMBER 25
JULY 17	DECEMBER 31
Malaysia
JANUARY 1	JULY 17
FEBRUARY 2	AUGUST 31
FEBRUARY 3	SEPTEMBER 16
FEBRUARY 18	SEPTEMBER 24
FEBRUARY 20	OCTOBER 14
MAY 1	NOVEMBER 10
MAY 4	DECEMBER 24
JULY 16	DECEMBER 25
Mexico
JANUARY 1	MAY 1
FEBRUARY 2	SEPTEMBER 16
MARCH 16	NOVEMBER 2
APRIL 2	NOVEMBER 16
APRIL 3	DECEMBER 25
Peru
JANUARY 1	JULY 29
APRIL 17	OCTOBER 8
APRIL 18	DECEMBER 8
MAY 1	DECEMBER 25
JULY 28
The Philippines
JANUARY 1	MAY 1
JANUARY 2	JUNE 12
JANUARY 15	AUGUST 21
JANUARY 16	AUGUST 31
JANUARY 19	NOVEMBER 30
FEBRUARY 19	DECEMBER 24
APRIL 2	DECEMBER 25
APRIL 3	DECEMBER 30
APRIL 9	DECEMBER 31
Poland
JANUARY 1	JUNE 4
JANUARY 6	NOVEMBER 11
APRIL 3	DECEMBER 24
MAY 1	DECEMBER 31
Russia
JANUARY 1	MAY 1

Country and 2015 Holiday Schedule
JANUARY 2	MAY 4
JANUARY 7	MAY 11
FEBRUARY 23	JUNE 12
MARCH 9	NOVEMBER 4
South Africa
JANUARY 1	JUNE 16
APRIL 3	SEPTEMBER 24
APRIL 6	DECEMBER 16
APRIL 27	DECEMBER 24
MAY 1	DECEMBER 25
South Korea
JANUARY 1	MAY 25
FEBRUARY 18	SEPTEMBER 28
FEBRUARY 19	SEPTEMBER 29
FEBRUARY 20	OCTOBER 9
MAY 1	DECEMBER 25
MAY 5	DECEMBER 31
Taiwan
JANUARY 1	FEBRUARY 27
JANUARY 2	APRIL 3
FEBRUARY 16	APRIL 6
FEBRUARY 17	MAY 1
FEBRUARY 18	JUNE 19
FEBRUARY 19	SEPTEMBER 28
FEBRUARY 20	OCTOBER 9
FEBRUARY 23
Thailand
JANUARY 1	JUNE 2
MARCH 4	JULY 1
APRIL 6	JULY 30
APRIL 13	AUGUST 12
APRIL 14	OCTOBER 23
APRIL 15	DECEMBER 7
MAY 1	DECEMBER 10
MAY 5	DECEMBER 31
Turkey
JANUARY 1	SEPTEMBER 23
APRIL 23	SEPTEMBER 24
MAY 1	SEPTEMBER 25
MAY 19	OCTOBER 28
JULY 16	OCTOBER 29
JULY 17

Redemptions

For each country in which a Fund invests, a redemption request submitted on the following dates in calendar year 2015 will result in a settlement period that exceeds seven calendar days. The maximum number of calendar days necessary to satisfy a redemption request for a Fund would be 14 days.

2015

Country	Redemption Date	Settlement Date	Settlement Period
BRAZIL
	2/11/2015	2/19/2015	T+8
	12/21/2015	12/28/2015	T+7
CHILE
	--	--	--
CHINA
	2/12/2015	2/25/2015	T+13
	3/31/2015	4/7/2015	T+7
	9/25/2015	10/8/2015	T+13
	9/30/2015	10/13/2015	T+13
COLOMBIA
	3/30/2015	4/6/2015	T+7
CZECH REPUBLIC
	--	--	--
EGYPT
	9/18/2015	9/25/2015	T+7
GREECE
	--	--	--
HUNGARY
	--	--	--
INDIA
	3/30/2015	4/6/2015	T+7
INDONESIA
	7/31/2015	7/22/2015	T+9
	12/21/2015	12/28/2015	T+7
MALAYSIA
	1/28/2015	2/4/2015	T+7
	2/13/2015	2/23/2015	T+10
	4/28/2015	5/5/2015	T+7
	7/13/2015	7/20/2015	T+7
	12/21/2015	12/28/2015	T+7
MEXICO
	3/30/2015	4/6/2015	T+7
PERU
	3/30/2015	4/6/2015	T+7
	7/23/2015	7/30/2015	T+7
THE PHILIPPINES
	1/12/2015	1/20/2015	T+8

Country	Redemption Date	Settlement Date	Settlement Period
	3/30/2015	4/6/2015	T+7
	12/21/2015	12/28/2015	T+7
	12/23/2015	1/1/2016	T+9
POLAND
	--	--	--
RUSSIA
	4/28/2015	5/5/2015	T+7
SOUTH AFRICA
	3/27/2015	4/7/2015	T+11
	4/20/2015	4/28/2015	T+8
	4/23/2015	5/4/2015	T+11
	6/9/2015	6/17/2015	T+8
	8/3/2015	8/11/2015	T+8
	9/17/2015	9/25/2015	T+8
	12/9/2015	12/17/2015	T+8
	12/17/2015	12/28/2015	T+11
SOUTH KOREA
	2/16/2015	2/23/2015	T+7
TAIWAN
	2/16/2015	2/24/2015	T+8
THAILAND
	4/8/2015	4/16/2015	T+8
	4/29/2015	5/6/2015	T+7
	12/4/2015	12/11/2015	T+7

STATEMENT OF ADDITIONAL INFORMATION
RYDEX ETF TRUST

805 KING FARM BOULEVARD, SUITE 600
ROCKVILLE, MARYLAND 20850
800.820.0888 301.296.5100
WWW.GUGGENHEIMINVESTMENTS.COM

Rydex ETF Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (the “SAI”) relates to shares of the following portfolios (each, a “Fund” and collectively, the “Funds” or the “Guggenheim Funds”):

Domestic Equal Weight ETFs
Guggenheim Russell 1000® Growth Equal Weight ETF (NYSE Arca, Inc.: EWLG)
Guggenheim Russell 1000® Value Equal Weight ETF (NYSE Arca, Inc.: EWLV)
Guggenheim Russell 2000® Growth Equal Weight ETF (NYSE Arca, Inc.: EWSG)
Guggenheim Russell 2000® Value Equal Weight ETF (NYSE Arca, Inc.: EWSV)
Guggenheim Russell 3000® Equal Weight ETF (NYSE Arca, Inc.: EWRA)
Guggenheim Russell 3000® Growth Equal Weight ETF (NYSE Arca, Inc.: EWAG)
Guggenheim Russell 3000® Value Equal Weight ETF (NYSE Arca, Inc.: EWAV)

International Equal Weight ETFs
Guggenheim Russell BRIC Equal Weight ETF (NYSE Acra, Inc.: EWBK)
Guggenheim Russell Greater China Large Cap Equal Weight ETF (NYSE Arca, Inc.: EWGC)
Guggenheim Russell Global 1000® Equal Weight ETF (NYSE Arca, Inc.: EWGI)
Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF (NYSE Arca, Inc.: EWGX)
Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF (NYSE Arca, Inc.: EWRE)
Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF (NYSE Arca, Inc.: EWME)

This SAI is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated [February 28, 2015 ]. Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds’ Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.

The date of this SAI is [February 28, 2015 ].

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of twenty-one (21) investment portfolios (i.e., funds). All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “NYSE”). The shares of each Fund will trade on the NYSE at market prices that may be below, at, or above net asset value (“NAV”) of such Fund.

Each Fund offers and issues shares at NAV only in aggregated lots of either 50,000 shares for the Domestic Equal Weight ETFs or 100,000 shares for the International Equal Weight ETFs (each a “Creation Unit” or a “Creation Unit Aggregation”). Generally, each Fund issues Creation Units in exchange for: (i) a basket of equity securities included in its Underlying Index, as defined under “More Information About the Underlying Indices,” (the “Deposit Securities”); and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for any Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General
Each Fund’s investment objective is to correspond as closely as possible, before fees and expenses, to the price and yield performance of its respective Underlying Index. Each Fund’s investment objective is non-fundamental and may be changed without the consent of the holders of a majority of each Fund’s outstanding shares. Additional information concerning each Fund’s investment objective and principal investment strategies is contained in that Fund’s Prospectus. Additional information concerning each Fund’s Underlying Index is included below under the heading “More Information About the Underlying Indices.”

The Funds seek to achieve their respective investment objectives by using either a “replication” or “representative sampling” strategy to try to track their Underlying Indices. “Replication” refers to investing in substantially all of the securities in an Underlying Index in approximately the same proportions as in the Underlying Index. “Representative sampling” refers to an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

Portfolio management is provided to each Fund by the Trust’s investment adviser, Security Investors, LLC, a Kansas limited liability company with offices at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Security Investors, LLC operates under the name Guggenheim Investments (the “Advisor”). Prior to January 3, 2011, the name of the Advisor was Rydex Advisors II, LLC and prior to June 30, 2010, PADCO Advisors II, Inc., each of which did business under the name Rydex Investments. The investment strategies of the Funds discussed below and in the Prospectus may, consistent with each Fund’s investment objective and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objective. The following information supplements, and should be read in conjunction with, the Funds’ Prospectus.

Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are considered to be principal to the management of the Funds. However, not all of the investment

1

policies, techniques and risk factors described below are applicable to each of the Funds. Please consult the Funds’ Prospectus to determine which risks are applicable to a particular Fund.

Currency Transactions
Foreign Currencies. Each Guggenheim International Equal Weight ETF may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

▪
Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

▪
Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

▪
Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

▪
Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

▪
Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

▪
Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may initiate policies with an exchange rate target as the goal. The value of the Funds’ investments is calculated in U.S. dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that the Funds’ assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Funds’ NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds’ assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another. To the extent a Guggenheim International Equal Weight ETF holds foreign currencies, the Fund may convert its foreign currency holdings into U.S. dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Equity Securities
Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject

2

to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund may purchase equity securities traded in the United States on registered exchanges or the over-the-counter (“OTC”) market. Each Fund may invest in the types of equity securities described in more detail below.

•
Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•
Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks usually do not have voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of preferred stock take precedence over the claims of those who own common stock, but are subordinate to those of bond owners.

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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than do investments in larger capitalization companies. This increased risk may be due to greater business risks customarily associated with a smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or market averages in general.

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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

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Warrants. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, each Fund may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. In such event, the Funds generally intend to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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Rights. Each Fund may from time to time receive rights as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a price lower than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Foreign Issuers
Each Guggenheim International Equal Weight ETF may invest in issuers located outside the United States. directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or the OTC market in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

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Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences in a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Foreign stock exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for United States securities. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Geographic Concentration
Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia or the Middle East, can be interdependent and may be adversely affected by the same events.

Risk Factors Regarding Africa and the Middle East. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war.

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Middle Eastern and African countries historically have suffered from economic instability. Certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. The volatility may be exacerbated by this greater illiquidity. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. As the recent global economic crisis weakened the global demand for oil, gas, and other commodities, some countries in the region are facing significant economic difficulties and many countries have been forced to scale down their infrastructure development and the size of their public welfare systems, which could have long-term economic, social, and political implications.

Risk Factors Regarding Asia. Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats in Korea and Taiwan, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have an unpredictable effect on economic and securities market conditions in the region.

The economies of many Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union. The recent global economic crisis has impacted Asia, significantly lowering its exports and foreign investments, which are driving forces of its economic growth. Current economic conditions are also significantly affecting consumer confidence and local stock markets.

In addition to general risks affecting Asian countries, certain Asian countries, including China, Hong Kong, and Taiwan, are subject to additional risks that are based on each country’s history, economy and geography. Certain risks associated with investments in these countries are discussed below.

People’s Republic of China. The government of the People’s Republic of China is dominated by the one-party rule of the Chinese Communist Party. China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

Until recently, there was concern that China’s economy was growing too rapidly and the Chinese government attempted to impede growth through administrative measures. However, as with other world wide economies, the recent global economic crisis slowed China’s economic growth on its own, causing the country’s exports and foreign investments to decline and China to slip into a recession. The Chinese economy has shown recent signs of improvement, but a full recovery of China’s economy will depend on its trading partners and the recovery of other world wide economies.

Economic growth in China historically has been accompanied by periods of high inflation. Beginning in 2004, the Chinese government commenced the implementation of various measures to control inflation and restrain the rate of economic growth, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are unsuccessful, and if inflation were to steadily increase, the performance of the Chinese economy and the value of the Fund’s investments could be negatively impacted.

Also, China’s aging infrastructure, declining environmental conditions and rapidly widening urban and rural income gap, which all carry political and economic implications, are among the country’s major challenges.

Hong Kong. Hong Kong has been subject to the threat of social and political unrest since Great Britain handed over control of the country to the Chinese mainland government. Since that time, Hong Kong has been governed by the Chinese. Under Chinese control, Hong Kong is able to participate in international organizations and agreements and

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it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital.

China has committed by treaty to preserve Hong Kong’s autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. The recent global economic crisis brought Hong Kong’s economy into recession. Hong Kong’s economy has shown signs of recovery from this recession as a result of the unprecedented measures taken by the Chinese government to shore up economic growth. The impact of these measures on Hong Kong’s economy are unpredictable.

Japan. Though Japan is one of the world’s largest economic powers, investments in Japan are subject to special risks. Japan’s population is aging and shrinking, increasing the cost of Japan’s pension and public welfare system, lowering domestic demand, and making the country more dependent on exports to sustain its economy. The economic conditions of Japan’s trading partners may therefore affect the value of the Japan-linked investments. Currency fluctuations may also significantly affect Japan’s economy. Japan is also prone to natural disasters such as earthquakes and tsunamis, and investments in Japan may be more likely to be affected by such events than its investments in other geographic regions.

South Korea. Relations between North Korea and South Korea remain tense and the possibility of military action between the two countries exists. In addition, corporate and financial sector restructuring initiated by the Korean government after the Asian financial crisis can be expected to continue but its full impact cannot be predicted. The Korean economy’s reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. As the recent global economic crisis continues, the Korean economy could be severely impacted once the effects of the crisis fully unfold. Investing in South Korea also involves the possibility of the imposition of exchange controls, which may include restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia’s great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. As a result of the recent global economic crisis, the demand for exports decreased and Taiwan entered into a recession. Taiwan’s economy has recently shown signs of recovery from this recession, although such recovery, if sustained, may be gradual. Investing in Taiwan also involves the possibility of the imposition of exchange controls, which may include restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies.

Risk Factors Regarding Brazil. Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets. In addition, the Brazilian economy may be significantly affected by the economies of other Latin American countries.

The Brazilian government has exercised and continues to exercise substantial influence over many aspects of the country’s private sector by legislation and regulation, including regulation of prices and wages. In addition, the government imposes certain limitations and controls which generally affect foreign investors in Brazil. Future economic reforms or modifications to the existing policies by the Brazilian government may adversely affect the liquidity of the Brazilian stock market, which may, in turn, affect a Fund’s investments.

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Risk Factors Regarding Canada. Canada’s parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a “separatist” opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance. The United States is Canada’s largest trading partner and developments in economic policy and U.S. market conditions do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada’s trade and foreign investment composition in the near future.

Economic growth has recently slowed down in certain sectors of the Canadian economy. The Canadian economy suffered from a recession due to the recent global economic crisis. The Canadian economy has recently shown signs of recovery from this recession, although such recovery, if sustained, may be gradual. The strength of the Canadian dollar against the U.S. dollar may negatively affect Canada’s ability to export.

Risk Factors Regarding Emerging Markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) foreign securities markets may restrict foreign investment to varying degrees; (v) settlement systems in emerging markets may be less well organized and less transparent than in developed markets; (vi) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (vii) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (viii) capital gains may be subject to local taxation, including on a retroactive basis; (ix) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (x) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (xi) bankruptcy judgments may only be permitted to be paid in the local currency; (xii) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xiii) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Risk Factors Regarding Europe. The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence than the U.S. market with respect to adverse events generally affecting the market and large investors trading significant blocks of securities.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than regulation imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in securities of U.S. companies.

Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the EU’s Economic and Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. These controls may significantly affect every country in Europe by limiting EMU member countries’ ability to implement domestic monetary policies that address regional economic conditions. The EU and its members also face other issues that may affect the region’s economic stability, including

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historically high levels of unemployment in certain regions, the proposed enlargement of EU membership, and uncertainty surrounding the adoption, amendment, or abandonment of a constitutional treaty.

The need for fiscal and democratic accountability among EMU members is also a very important issue facing Europe. EMU nations facing large public deficits, such as Greece, Ireland, Portugal, and Spain, are in need of economic assistance from other EMU nations. As a condition upon the receipt of such assistance, countries with large public deficits may be required to implement specific economic reforms or meet specific performance levels. A failure on the part of these EMU nations to make these required reforms or achieve these stated objectives may either slow Europe’s overall economic recovery or result in an economic downturn that impacts the value of all European debt securities.

The EU has been extending its influence to the east, but, despite recent reform and privatization, Eastern Europe continues to experience inflation, long-term unemployment, and declining exports. The EU has accepted several new members that were previously behind the Iron Curtain and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies and state-owned industries similar to what existed under the former Soviet Union. A significant portion of the work force is unionized, and many others are unable to find work, contributing to periods of labor and social unrest. Eastern European governments also continue to control a large proportion of the region’s economic activity, and government spending in these countries remains high compared to that of Western Europe. In the past, some of these Eastern European governments expropriated significant amounts of private property without ever settling claims filed by the rightful owners. The securities markets in these countries have fewer protections for its investors, less information available on its corporations, and less trading activity. In addition, compliance with the terms of EMU membership, including tight fiscal and monetary controls and outside restrictions on a country’s ability to subsidize and privatize its industries, may significantly affect the Eastern European economy. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Risk Factors Regarding India. Certain parts of India may be underdeveloped or in the process of developing, which may have an impact on the economy. India has less developed trading procedures and investments in securities issued in India typically involve greater potential for loss than investments in securities of issuers in more developed countries. In comparison to the United States and other developed countries, India may have a relatively unstable government and its economies may be based on only a few industries. Investments in Indian securities may be affected by political and economic developments, changes in government regulation and government intervention, high rates of inflation or interest rates and withholding tax affecting India. The risk of loss may also be increased because there may be less information available about Indian issuers because they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the U.S. and other developed countries. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

In addition, ethnic and religious tensions could result in economic or social instability in India. Additionally, investing in India involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the abrupt imposition of restrictions on foreign investments and repatriation of capital already invested. Political and economic structures in India are undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of the United States or other developed countries. In addition, unanticipated political, social or diplomatic developments (including war or terrorist attacks) may affect the values of investments in India and the availability of additional investments. The Indian population is composed of diverse religious, linguistic and ethnic groups. Religious and border disputes continue to pose problems for India. From time to time, India has experienced internal disputes between religious groups within the country. In addition, India has faced, and continues to face, military hostilities with neighboring countries and regional countries.

Risk Factors Regarding Russia. Investing in the Russian securities market involves a high degree of risk. For instance, an investment in securities issued in Russia may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. Such instability may result from, among other things: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with

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neighboring countries; and (v) ethnic, religious and racial disaffection. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

In addition, Russian securities markets tend to be smaller, less liquid and more volatile than the securities markets in the United States and other developed countries and often times, a relatively small number of issuers will represent a large percentage of market capitalization and trading volume. Additionally, financial information on Russian issuers may not be as reliable as U.S. companies because they are not necessarily prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect, financial condition, results of operations or prospects.

The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re-assert its regional geopolitical influence (including military steps). Such steps may increase tensions between Russia and its neighbors and Western countries and may negatively affect economic growth.

Investments in Other Investment Companies
Each Fund may invest in the securities of other investment companies, including affiliated investment companies, to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”), or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. While the Funds do not currently do so, each Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor believes such an investment is in the best interests of the Fund and its shareholders.  For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually.  A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index.  A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses.  However, as a shareholder

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of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers.  As a result, the fees and expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.”  Acquired Fund Fees and Expenses are not included as an operating expense of a Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of the component securities of a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several unaffiliated ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

Certain ETFs may produce income that is not qualifying income for purposes of the “90% Test” (as defined under “Dividends, Distributions and Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test. Similarly, a Fund receiving non-qualifying income from an ETF might fail the 90% Test if it is unable to generate qualifying income in a particular taxable year at sufficient levels, or if it is unable to determine the percentage of qualifying income it derives for a taxable year until after year-end. A failure to meet the 90% Test could cause the Fund to fail to qualify as a regulated investment company under the Internal Revenue Code. Under certain circumstances, a Fund may be able to cure a failure to meet the 90% Test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Portfolio Turnover
In general, the Advisor manages the Funds without regard to restrictions on portfolio turnover. A Fund’s investment strategies may, however, produce relatively high portfolio turnover rates from time to time. To the extent a Fund invests in derivative instruments, the instruments generally will have short-term maturities and, thus, be excluded from the calculation of portfolio turnover. The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of a Fund’s shares also is excluded from the calculation of the Fund’s portfolio turnover rate. As a result, the Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. For additional information about portfolio turnover rate, please see “More Information About Portfolio Turnover” in this SAI.

Repurchase Agreements
Each Fund may enter into repurchase agreements with financial institutions. Repurchase agreements are transactions in which the purchaser buys a debt security from a financial institution and simultaneously commits to resell that security to the financial institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Funds have adopted certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition is continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, exercising the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase

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agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. A Fund’s investments in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Tracking Error
The Funds may experience tracking error. A number of factors may contribute to a Fund’s tracking error. For example, the following factors may affect the ability of a Fund to achieve correlation with the performance of its Underlying Index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the Underlying Index and/or securities not included in the Underlying Index; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the Underlying Index that are not disseminated in advance; (9) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the foreign market on which foreign securities are traded and the time the Guggenheim International Equal Weight ETFs price their shares; or (11) early or unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. To the extent the Guggenheim International Equal Weight ETFs engage in fair value pricing, the day-to-day correlation of the Funds’ performance may tend to vary from the closing performance of their respective Underlying Indices. Each Fund’s performance attempts to correlate highly with the movement in its Underlying Index on a daily basis.

U.S. Government Securities
The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. In exchange, Fannie Mae and Freddie Mac were required to make a 10 percent dividend payment to the U.S. Treasury. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any

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cumulative reduction in net worth until 2012. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies will expire – Fannie Mae's bailout will be capped at $125 billion and Freddie Mac will have a limit of $149 billion. On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts of received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt.

Futures and Options Transactions
Futures and Options On Futures. While the Funds do not intend to do so, each Fund may use futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.

An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent a Fund uses futures and/or options on futures, it would do so in accordance with the Commodity Exchange Act (“CEA”). The Advisor is subject to registration and regulation as a commodity pool operator under the CEA with respect to its service as investment adviser to the Funds. However, because the rulemaking that would be applicable to registered investment companies that are also commodity pools has not yet been adopted by the CFTC and SEC, the Advisor and the Funds are not yet subject to the CFTC recordkeeping, reporting and disclosure requirements. Such requirements may cause the Advisor and the Funds to incur additional expenses. Any final requirements remain uncertain.

Each Fund may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

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Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (1) the success of a hedging strategy depends, in part, on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. Each Fund may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing each Fund’s investment objective. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

While none of the Funds intends to do so, each Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s investment objective, and except as restricted by a Fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

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Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

Each Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several important respects. OTC options are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is determined normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Swap Agreements
Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and (iii) interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

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In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

Each Fund also may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) that a Fund may enter into calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s obligations (or rights) under a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s current obligations under a swap agreement would be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty would be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered would not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund would not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement would typically be a bank, investment banking firm or broker-dealer. The counterparty would generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund would earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund would be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap would be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated

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cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, would not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Advisor will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds ability to enter into swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Non-Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Advisor determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.

Borrowing
While the Funds do not normally borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. A Fund also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Fund. Leveraging will exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the Fund’s investment objective would be furthered.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous to the extent such liquidation would otherwise be required to meet redemption requests in cash. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. Borrowings for extraordinary

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or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e. transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Currency-Related Derivatives and Other Financial Instruments. Although the Funds do not currently expect to engage in currency hedging, each Guggenheim International Equal Weight ETF is permitted to do so. Currency hedging is the use of currency transactions to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Guggenheim International Equal Weight ETF is permitted to enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

Each Guggenheim International Equal Weight ETF may invest in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps to hedge specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which would generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund would be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Guggenheim International Equal Weight ETF will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Guggenheim International Equal Weight ETF is also permitted to cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Guggenheim International Equal Weight ETF also may engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered

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to be linked to a currency or currencies in which some or all of a Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in krona and the Advisor believes that the value of the krona will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy U.S. dollars.

To obtain exposure to a foreign currency, a Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The Guggenheim International Equal Weight ETFs are permitted to conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.

Each Guggenheim International Equal Weight ETF may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, the purchase and sale of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Guggenheim International Equal Weight ETF enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Buyers and sellers of currency futures, forwards, options, and swaps are subject to the same risks that apply to the use of such derivatives generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The practice of trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

None of the Guggenheim International Equal Weight ETFs is required to engage in currency hedging and to the extent a Fund does so, it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

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The Guggenheim International Equal Weight ETFs do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, each Fund either may sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. In so doing, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Cyber Security Risk
Investment companies, such as the Funds, and their service providers may be vulnerable to operational and information security risks resulting from cyber-attacks.  Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches.  Cyber-attacks affecting the Funds or the Advisor, distributor, custodian, transfer agent, intermediaries and other third-party service providers may adversely affect the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For example, cyber-attacks may interfere with the processing of shareholder transactions, affect the Funds' ability to calculate their NAVs, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management efforts designed to mitigate or prevent the risk of cyber-attacks.  Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers, and may cause the Funds' investments in such portfolio companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds may invest will be able to prevent cyber-attacks or avoid losses or other adverse consequences relating to cyber-attacks or other information security breaches in the future.

Hybrid Instruments
While none of the Funds intends to invest in hybrid investments, each Guggenheim International Equal Weight ETF may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (“underlying benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the underlying benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of the underlying benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the underlying benchmark. These underlying benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser

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of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Funds to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds would only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and other restrictions contained in the 1940 Act.

Structured Notes. Each Guggenheim International Equal Weight ETF is permitted to invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. Each Guggenheim International Equal Weight ETF has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note would default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps each of the Funds would be subject to the credit risk of the corporate credit instruments underlying the credit default swaps. If one of the underlying corporate credit instruments defaults, the Fund may receive the security or credit instrument that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with credit default swaps.

Illiquid Securities
Each Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does

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the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

Lending of Portfolio Securities
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds are not permitted to lend portfolio securities to the Advisor or its affiliates unless the Funds apply for and receive specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds’ securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Reverse Repurchase Agreements
Each Fund may enter into reverse repurchase agreements as part of that Fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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Each Fund will establish a segregated account with the Trust’s custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with reverse repurchase agreements, each Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

When‑Issued and Delayed‑Delivery Securities
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds
While the Funds do not intend to do so, each Fund is permitted to invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

MORE INFORMATION ABOUT THE UNDERLYING INDICES

Index Descriptions
Each Fund seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of a specific underlying index. The current underlying index for each Fund is set forth below and a description of each Fund’s Underlying Index (each an “Underlying Index” and collectively, the “Underlying Indices”).

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FUND	UNDERLYING INDEX
Domestic Equal Weight ETFs
Guggenheim Russell 1000® Growth Equal Weight ETF	Russell 1000® Growth Equal Weight Index Total Return
Guggenheim Russell 1000® Value Equal Weight ETF	Russell 1000® Value Equal Weight Index Total Return
Guggenheim Russell 2000® Growth Equal Weight ETF	Russell 2000® Growth Equal Weight Index Total Return
Guggenheim Russell 2000® Value Equal Weight ETF	Russell 2000® Value Equal Weight Index Total Return
Guggenheim Russell 3000® Equal Weight ETF	Russell 3000® Equal Weight Index Total Return
Guggenheim Russell 3000® Growth Equal Weight ETF	Russell 3000® Growth Equal Weight Index Total Return
Guggenheim Russell 3000® Value Equal Weight ETF	Russell 3000® Value Equal Weight Index Total Return
International Equal Weight ETFs
Guggenheim Russell BRIC Equal Weight ETF	Russell BRIC Equal Weight Index Total Return
Guggenheim Russell Greater China Large Cap Equal Weight ETF	Russell Greater China Large Cap Equal Weight Index Total Return
Guggenheim Russell Global 1000® Equal Weight ETF	Russell Global 1000® Equal Weight Index Total Return
Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF	Russell Global Ex-U.S. Large Cap Equal Weight Index Total Return
Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF	Russell Emerging Markets Large Cap Equal Weight Index Total Return
Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF	Russell Emerging EMEA Equal Weight Index Total Return

The Guggenheim Russell 1000® Growth Equal Weight ETF, Guggenheim Russell 1000® Value Equal Weight ETF, Guggenheim Russell 2000® Growth Equal Weight ETF, Guggenheim Russell 2000® Value Equal Weight ETF, Guggenheim Russell 3000® Equal Weight ETF, Guggenheim Russell 3000® Growth Equal Weight ETF, and Guggenheim Russell 3000® Value Equal Weight ETF (the “Russell Domestic Equity Equal Weight ETFs”) are composed of substantially all of the securities in the Russell 1000® Growth Equal Weight Index, Russell 1000® Value Equal Weight Index, Russell 2000® Growth Equal Weight Index, Russell 2000® Value Equal Weight Index, Russell 3000® Equal Weight Index, Russell 3000® Growth Equal Weight Index, and Russell 3000® Value Equal Weight Index (the “Russell Domestic Equity Equal Weight Indices”), respectively, in approximately the same proportions as the Russell Underlying Indices.

The Guggenheim Russell BRIC Equal Weight ETF, Guggenheim Russell Greater China Large Cap Equal Weight ETF, Guggenheim Russell Global 1000® Equal Weight ETF, Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF, Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF, and Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF (the “Russell International Equal Weight ETFs,” and collectively with the Russell Domestic Equity ETFs, the “Russell Equal Weight ETFs”) generally are composed of the securities and financial instruments that are representative of some, but not all, of the constituent securities of the Russell BRIC Equal Weight Index, Russell Greater China Large Cap Equal Weight Index, Russell Global 1000® Equal Weight Index, Russell Global Ex-U.S. Large Cap Equal Weight Index, Russell Emerging Markets Large Cap Equal Weight Index, and Russell Emerging EMEA Equal Weight Index, (the “Russell International Equal Weight Indices” and collectively with the Russell Domestic Equity Equal Weight Indices, the “Russell Underlying Indices”), respectively.

The Russell Underlying Indices are compiled by Frank Russell Company (“Russell”). Russell is not affiliated with the Russell Equal Weight ETFs or with the Advisor or its affiliates. Each Russell Equal Weight ETF is entitled to use its respective Russell Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with Russell. The Advisor has provided the sub-license without charge to the Russell Equal Weight ETFs.

Russell Index Calculation
Each Russell Underlying Index generally consists of the same constituent securities included in the corresponding Russell Market Cap Index of the same name (collectively, the “Russell Indices”). The Russell Underlying Indices are constructed by first equally weighting the sectors that comprise each Russell Market Cap Index (i.e., 1/N, where N is

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the number of sectors in the Market Cap Index) and then equally weighting the constituent securities within each sector (i.e., 1/N, where N is the number of constituents within the sector). The Russell Global Sector (RGS) classification method is used in the construction of the Russell Underlying Indices. The RGS sector scheme currently has nine (9) sectors: Consumer Discretionary, Consumer Staples, Energy, Financial Services, Health Care, Materials & Processing, Producer Durables, Technology, and Utilities. Certain constituents of a Russell Index may not be included in the corresponding Russell Underlying Index due to additional liquidity screens and capacity screens in the Russell Index methodology.

Russell Index Maintenance
Russell indices are regularly and proactively maintained to reflect the impact of changes in the U.S. and global markets. Updates such as daily corporate actions, monthly share adjustments, quarterly IPO inclusions and annual total reconstitution ensure that the indices accurately represent the opportunity set while balancing turnover costs. In addition, on a quarterly basis, the equal weight indices are reweighted as per the methodology stated above.

Commencement Dates of the Russell Underlying Indices
The Russell BRIC Equal Weight Index and the Russell Greater China Large Cap Equal Weight Index will be calculated and available beginning November 15, 2010. The remainder of the Russell Underlying Indices will be made available prior to the launch of the Fund based on these indices.

Russell Index Availability
Each Russell Underlying Index is calculated continuously and widely disseminated to major data vendors.

INVESTMENT RESTRICTIONS

Fundamental Policies
The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Each Fund shall not:

1.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.
Make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.
Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4.	Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

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7.
Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry [1] ; except that, to the extent the underlying index selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

Non-Fundamental Policies
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.	Invest in warrants.

2.	Invest in real estate limited partnerships.

3.	Invest in mineral leases.

4.
Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

5.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in its Underlying Index without 60 days’ prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of the purchase of a security (except that if the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities); and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitations related to borrowing and the issuance of senior securities. For purposes of non-fundamental policy1, under the heading “Non-Fundamental Policies,” a Fund shall be deemed not to have warrants acquired by the Fund as a result of a corporate action or some other event affecting the companies in which it invests.

[1]
The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as described in its then current registration statement.

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MORE INFORMATION ABOUT PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The shares of the Funds are listed and traded on the NYSE. The shares of each Fund will trade on the NYSE at prices that may differ to some degree from a Fund’s NAV. There can be no assurance that the requirements of the NYSE necessary to maintain the listing of shares will continue to be met. The NYSE may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the NYSE, makes further dealings on the NYSE inadvisable. The NYSE will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the NYSE, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s markup or reflect a dealer’s markdown. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s markup or reflect a dealer’s markdown. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions generally will be beneficial to the Fund.
Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement (as defined below). Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for

28

with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Guggenheim Funds Distributors, LLC (the “Distributor”), the distributor of the Funds’ shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person, to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Because the Funds are new, they do not have any securities of “regular broker-dealers” to report.

MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and federal securities laws, including the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and Rydex Fund Services, LLC (the “Servicer”). The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Compliance and Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Compliance and Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of

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the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Funds’ Chief Compliance Officer and the fund’s independent accountants. The Board, the Compliance and Risk Oversight Committee and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund's investment restrictions and compliance with Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund's investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any. The Funds’ Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Funds’ Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Compliance and Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks. The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund's investment management and business affairs are carried out by or through the Fund’s Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund's and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Members of the Board and Officers of the Trust. Set forth below is the name, year of birth, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise

30

noted, the business address of each Trustee and Officer is 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

The Chairman of the Board, Werner E. Keller, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the seven member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Trustees

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Donald C. Cacciapaglia* (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010).	223	Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
Independent Trustees**
Corey A. Colehour (1945)	Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Trustee of Epiphany Funds (4) (2009-present).

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Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 2003 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, Inc. (investment research firm) (2005-present).	133	None.
Thomas F. Lydon (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	Board of Directors of US Global Investors (GROW) (1995-present).

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Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Patrick T. McCarville (1942)	Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.

**	Mr. Roger Somers served as an Independent Trustee of the Trust from 2003 to August 18, 2014.

***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this SAI.

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director(2008- 2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary(2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

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Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003-present); Senior Vice President, Security Investors, LLC (2010-present); Chief
Executive Officer, Guggenheim Specialized Products, LLC (2009-present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); Senior Vice President, Rydex Advisors, LLC (2006-2011); Senior Vice President, Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Chief Compliance Officer, Security Investors, LLC (2012-present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004- 2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009- present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present); and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent

34

registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and (viii) other audit related matters. Messrs. Dalton (Chair), Colehour, Demaret, Keller, Lydon and McCarville serve as members of the Audit Committee. The Audit Committee met four (4) times during the fiscal year ended October 31, 2014.

Compliance and Risk Oversight Committee. The Board has a standing Compliance and Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Compliance and Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee compliance and risk management activities applicable to the Funds. With respect to compliance, the Committee oversees the activities of the Chief Compliance Officer of the Funds and the policies and procedures of the Funds designed to assure compliance with the 1940 Act and the rules and regulations of the SEC thereunder and other applicable laws and regulations. With respect to risk, the Committee oversees the risk management activities applicable to the Funds, policies and procedures designed to deal with systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Prior to June 4, 2014, the Compliance and Risk Oversight Committee operated as the Risk Oversight Committee and was responsible only for risk oversight. The Committee charter was amended on June 4, 2014 to add the compliance oversight function as a responsibility of the Committee. Messrs. Demaret (Chair), Dalton and McCarville serve as members of the Compliance and Risk Oversight Committee. The Risk Oversight Committee met twice during the fiscal year ended October 31, 2014.

Governance Committee. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. McCarville (Chair), Colehour and Lydon serve as members of the Governance Committee. The Governance Committee met four (4) times during the fiscal year ended October 31, 2014.

Investment and Performance Committee. The Board has a standing Investment and Performance Committee that operates under a written charter approved by the Board. The responsibilities of the Investment and Performance Committee include, among others the: (i) review of the investment performance of the Funds; (ii) review of the Funds’ use of derivatives and other complex financial instruments, including valuation issues and any other matters related to derivatives; (iii) review of any proposed material changes to the Funds’ derivatives policies; and (iv) review any changes to the Funds’ sub-adviser(s) proposed by the Adviser, including hiring of new sub-advisers and termination of sub-advisers. Messrs. Demaret (Chair), Colehour and Keller serve as members of the Investment and Performance

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Committee. The Investment and Performance Committee met four (4) times during the fiscal year ended October 31, 2014.

Nominating Committee. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. McCarville (Chair), Demaret and Lydon serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended October 31, 2014.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Board has concluded that Donald C. Cacciapaglia should serve as Trustee because of his prior experience working in the investment banking and financial services industries. He is President and Chief Executive Officer of the Advisor and Vice Chairman of Guggenheim Investments. Most recently he was Chairman and Chief Executive Officer of Channel Capital Group Inc. and its subsidiary broker-dealer Channel Capital Group LLC, a Guggenheim affiliated company. From 1996 until 2002 when he joined Channel Capital Group, Mr. Cacciapaglia held the position of Managing Director and Chief Operating Officer of the Investment Banking Group at PaineWebber. Additionally, in 1998, he started PaineWebber’s Private Equity Group and assumed responsibility for the coverage of Leveraged Buyout firms and the Investment Bank’s Business Development Group. Before that, Mr. Cacciapaglia was Chief Operating Officer of the Short and Intermediate Trading Group at CS First Boston (1995-1996). From 1977 to 1995, he held numerous positions at Merrill Lynch & Co., including Chief Operating Officer and Senior Managing Director of Investment Banking, Senior Managing Director of Global Fixed Income Research and Analytics and Managing Director of the Western Institutional Region for sales and trading in San Francisco. Mr. Cacciapaglia was a Senior Analyst with the Federal Reserve Bank of New York from 1973-1977. Licenses: Series 7, 63, 8, 3 and 24.

The Board has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2003 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Colehour has served as a member of the Audit Committee since 2003 and as a member of the Governance Committee and Investment and Performance Committee since 2014. In addition to his experience as a Trustee of, and his extensive institutional knowledge of, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Funds.

The Board has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 2003and his extensive knowledge of the banking and financial services industry. In addition to his service as Trustee, Mr. Dalton has served as a member and Chairman of the Audit Committee since 2003 and as a member of the Compliance and Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty-nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Board has concluded that John O. Demaret should serve as Trustee and Vice Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 2003 and his experience as Chairman of the Board from 2006 to 2014. In addition to his service as Trustee, Mr. Demaret has served as a member of the Audit Committee since 2003, Compliance and Risk Oversight Committee since 2010, and Nominating Committee and Investment and

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Performance Committee since 2014. Since 2014, he has served as Chairman of the Compliance and Risk Oversight Committee and the Investment and Performance Committee. As current Vice Chairman and former Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Board has concluded that Werner E. Keller, CFA should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Keller has served as a member of the Audit Committee since 2005 and the Investment and Performance Committee since 2014. He served as a member of the Nominating Committee from 2005 to 2014 and as a member of the Governance Committee from 2007 to 2014. In addition, Mr. Keller served as the Chairman of the Compliance and Risk Oversight Committee from 2010 to 2014. Mr. Keller serves as the Financial Expert of the Audit Committee. Mr. Keller served as Vice Chairman of the Board from 2010 to 2014, when he assumed his role as Chairman of the Board. As current Chairman and former Vice Chairman of the Board, Mr. Keller has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investment adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Funds.

The Board has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. In addition to his service as Trustee, Mr. Lydon has served as a member of the Audit Committee and Nominating Committee since 2005 and as a member of the Governance Committee since 2007. In addition to his experience as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Board has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 2003. In addition to his service as Trustee, Mr. McCarville has served as a member of the Audit Committee since 2003, as Chairman and member of the Nominating Committee since 2005, and as Chairman and member of the Governance Committee since 2007. He also has served as a member of the Compliance & Risk Oversight Committee since 2014. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

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Name	Fund Name	Dollar Range of Fund Shares[1]	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee[1,2]
Interested Trustee
Donald C. Cacciapaglia	None	None	None
Independent Trustees
Corey A. Colehour	None	None	Over $100,000
J. Kenneth Dalton	None	None	$50,001 -$100,000
John O. Demaret	None	None	Over $100,000
Thomas F. Lydon, Jr.	None	None	None
Werner E. Keller	None	None	Over $100,000
Patrick T. McCarville	None	None	Over $100,000

1     Information provided is as of December 31, 2014.
2     Includes shares held in the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.
Board Compensation. – The following table sets forth compensation paid by the Trust for the fiscal year ended October 31, 2014:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
Interested Trustees
Donald C. Cacciapaglia	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$113,100	$0	$0	$190,000
J. Kenneth Dalton	$125,000	$0	$0	$210,000
John O. Demaret	$148,400	$0	$0	$250,000
Patrick T. McCarville	$119,100	$0	$0	$200,000
Roger J. Somers**	$113,100	$0	$0	$190,000
Werner E. Keller	$125,000	$0	$0	$210,000
Thomas F. Lydon, Jr.	$113,100	$0	$0	$190,000

*	Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex Series Funds.

**	Mr. Somers resigned from the Board effective August 18, 2014.

Code of Ethics
The Trust has adopted a Combined Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Advisor, the Servicer and the Distributor, as well as certain other affiliated entities, are also covered by the Combined Code of Ethics adopted by the Trust. The Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees (“access persons”) of the Trust, Advisor, Servicer and Distributor, as applicable. Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.

Proxy Voting
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. When voting proxies, the Advisor seeks to act solely in the best interest of each Fund and has adopted proxy

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policies, procedures and voting guidelines to assist in this endeavor. The Advisor’s proxy voting policies, procedures and voting guidelines are summarized below.

The Advisor utilizes the services of an unaffiliated proxy voting firm, ISS/RiskMetrics (“ISS”), to vote proxies and generally act as agent for the proxy process, to maintain proxy voting records, and to provide independent research on corporate governance, proxy and corporate responsibility issues. With certain exceptions, ISS will vote proxies on behalf of the Advisor and the Funds in accordance with the Advisor’s proxy voting guidelines. The Advisor periodically reviews its proxy voting guidelines and updates them as necessary to reflect new issues and any changes in its policies on specific issues.

A proxy may not be voted in accordance with the proxy voting guidelines if (i) it concerns a proposal that is not addressed by the proxy voting guidelines or (ii) it is a proposal for which the Advisor has indicated that a decision will be made on a case-by-case basis. Any such proposal will be referred to the investment team responsible for the management of the affected Fund. If the investment team determines that the proposal does not pose a material conflict of interest, the proposal will be voted in accordance with the investment team’s recommendation. If it is determined that a conflict of interest may exist, the investment team will consult with a committee composed of persons from the investment teams, compliance and legal, as necessary, to determine how best to vote the proxy. In such instances, the Advisor may vote the proxy in any of the following manners: (i) by referring the proxy proposal to the client, (ii) by disclosing to the client any potential conflict of interest and obtaining client ratification of the proxy vote, (iii) by using an independent third party to vote the proxy proposal, and (iv) by abstaining. The method selected by the Advisor to resolve any potential conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

Where a proxy proposal pertains to a security on loan pursuant to a Fund’s securities lending arrangement, the Advisor will refrain from voting such securities where the costs to the Fund or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting. Additionally, for any Fund structured as a fund of funds, the Advisor will vote the Fund’s shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called “mirror” or “echo” voting). With regard to voting proxies of foreign companies, the Advisor may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

The Trust annually discloses its complete proxy voting record on Form N-PX. A complete copy of the Advisor’s Proxy Voting Policy and the Trust’s most recent Form N-PX are available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s website at www.sec.gov.

The Advisor and the Advisory Agreement
Security Investors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. The Advisor is a Kansas limited liability company, doing business since November 27, 1961, and has been a federal registered investment adviser since 1971. The Advisor does business as Guggenheim Investments. The Advisor is an indirect wholly-owned subsidiary of Guggenheim Capital, LLC, an affiliate of Guggenheim Partners, LLC, a global, diversified financial services firm. Guggenheim Investments represents the investment management division of Guggenheim Partners, LLC.

Pursuant to an investment advisory agreement between the Trust and the Advisor dated March 1, 2012, as amended from time to time (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreement, the Advisor is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, and extraordinary expenses. For its investment management services, each Fund pays the Advisor a fee, as noted in the chart below, at an annual rate based on the average daily net assets of that Fund.

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Fund	Advisory Fee (as a percentage of average daily net assets)
Guggenheim Russell 1000® Growth Equal Weight ETF	0.55%
Guggenheim Russell 1000® Value Equal Weight ETF	0.55%
Guggenheim Russell 2000® Growth Equal Weight ETF	0.55%
Guggenheim Russell 2000® Value Equal Weight ETF	0.55%
Guggenheim Russell 3000® Equal Weight ETF	0.55%
Guggenheim Russell 3000® Growth Equal Weight ETF	0.55%
Guggenheim Russell 3000® Value Equal Weight ETF	0.55%
Guggenheim Russell BRIC Equal Weight ETF	0.90%
Guggenheim Russell Greater China Large Cap Equal Weight ETF	0.90%
Guggenheim Russell Global 1000® Equal Weight ETF	0.70%
Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF	0.70%
Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF	0.90%
Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF	0.90%

The Advisor manages the investment and the reinvestment of the assets of each Fund, in accordance with the investment objective, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of a Fund in order to limit the Fund’s operating expenses as described in the Prospectus.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, upon the affirmative vote of a majority of the outstanding shares of the Fund. The Adviser may terminate the Advisory Agreement on not more than 60 days' nor less than 30 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers
This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Michael Byrum	174	$33,829.2	1	$56.7	0	$0
James King	65	$26,886.4	0	$0	0	$0
Ryan Harder	133	$23,194.0	0	$0	0	$0
Jamie McGregor	21	$15,989.4	0	$0	0	$0

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*	Information provided is as of October 31, 2014. None of the accounts managed by the portfolio managers are subject to performance based advisory fees.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Advisor compensates portfolio management staff for their management of each Fund’s portfolio.  Compensation is evaluated qualitatively based on their contribution to investment performance and factors such as teamwork and client service efforts.  The Advisor’s staff incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, co-investment options, and participation opportunities in various investments.  The Advisor’s deferred compensation program includes equity that vests over a period of years.  All employees of the Advisor are also eligible to participate in a 401(k) plan to which a discretionary match may be made after the completion of each plan year.

Fund Shares Owned by Portfolio Managers. As of the date of this SAI, none of the portfolio managers beneficially owned shares of the Funds.

The Administrator and the Administration Agreement
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a Service Agreement between the Trust and the Servicer.

The Transfer Agent and the Fund Accounting and Transfer Agency and Service Agreements
The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and transfer agent for the Trust and the Funds. The principal address of BNY Mellon is One Wall Street, New York, New York 10286. Pursuant to separate Fund Accounting and Transfer Agency and Service Agreements with the Trust, BNY Mellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

The Custodian and the Custody Agreement
The Bank of New York Mellon (the “Custodian”) serves as custodian for the Trust and the Funds. The principal address of the Custodian is 101 Barclay 11E, New York, New York 10286. Under a Custody Agreement with the Trust, the Custodian maintains in separate accounts cash, securities and other assets of the Funds, keeps all necessary accounts and records, and provides other services. The Custodian is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds.

The Distributor and the Distribution Agreement
Pursuant to a distribution agreement dated March 1, 2012 between the Trust and the Distributor (the “Distribution Agreement”), Guggenheim Funds Distributors, LLC, located at 2455 Corporate West Drive, Lisle, Illinois 60532, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of each Fund. The Distributor is an affiliate of the Advisor.

Distribution Plan. Each Fund has adopted a Distribution Plan applicable to its shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds),

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promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2016 . However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

Other Distribution or Service Arrangements. The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non‑cash compensation to some, but not all, broker-dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of other Guggenheim Funds or render investor services to the shareholders of such other Guggenheim Funds (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans).  Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by such other Guggenheim Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The Distributor and its affiliates have established a revenue sharing arrangement with Charles Schwab & Co., Inc. (“Schwab”). Under this arrangement, Schwab has agreed not to charge its customers any trading commissions when those customers purchase or sell shares of certain Guggenheim Funds online. In addition, Schwab will promote the availability of commission-free ETF trading to its customers. The Distributor or its affiliates may enter into additional revenue sharing arrangements with financial intermediaries in the future. Revenue sharing arrangements may influence your broker or other financial intermediary to make available, present or recommend the Funds over other investment options available in the marketplace. Shareholders may obtain more information about these arrangements and should so inquire if they would like additional information.

Costs and Expenses. Each Fund bears all expenses of its operation other than those assumed by the Advisor. Fund expenses include: interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

Business Continuity and Disaster Recovery. The Advisor, the Distributor and the Servicer have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Advisor, Distributor and Servicer believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Advisor, Distributor and/or Servicer could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each of the Advisor’s, Distributor’s and Servicer’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of each of the Advisor, Distributor or Servicer, or the reckless disregard of their respective obligations, the Advisor, Distributor and Servicer generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds have not yet commenced operations, and therefore, as of the date of this SAI, do not have any beneficial owners of 5% or more to report.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for each Fund’s shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase (Creation). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the NYSE is open for business. Creation Unit sizes are 50,000 Shares for Domestic Equal Weight ETFs and 100,000 Shares for the International Equal Weight ETFs.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of equity securities – the Deposit Securities – per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s Underlying Index and an amount of cash (the “Cash Component”), computed as described below. Notwithstanding the foregoing and

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as discussed in more detail below, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Custodian, through National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Underlying Index.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “nonstandard orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of a Fund and will affect the value of the shares; but the Advisor, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index tracked by the relevant Fund or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding share of the Fund.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant

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Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge. Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Funds. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
All orders to purchase Shares directly from a Fund, including nonstandard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the NYSE closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside of the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by Closing Time, in the case of a standard order, or by 3:00 p.m. Eastern Time, in the case of a custom order; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside of the Clearing Process. Fund Deposits made outside of the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time if transmitted by mail, or by 3:00 p.m., Eastern Time, if transmitted by other means on such Transmittal Date; and (ii) all other

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procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities by 11:00 a.m. and the Cash Component by 2:00 p.m., Eastern Time on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day based on the then current NAV of a Fund. The delivery of Creation Units of Funds so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and Authorized Participants ("APs") generally will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including nonstandard orders, cash purchases, or partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The fixed creation transaction fee, assessed per transaction, is as follows:

Fund	Creation Transaction Fee
Domestic Equal Weight ETFs
Guggenheim Russell 1000® Value Equal Weight ETF	$____
Guggenheim Russell 1000® Growth Equal Weight ETF	$____
Guggenheim Russell 2000® Growth Equal Weight ETF	$____
Guggenheim Russell 2000® Value Equal Weight ETF	$____
Guggenheim Russell 3000® Equal Weight ETF	$____
Guggenheim Russell 3000® Growth Equal Weight ETF	$____
Guggenheim Russell 3000® Value Equal Weight ETF	$____
International Equal Weight ETFs
Guggenheim Russell BRIC Equal Weight ETF	$____
Guggenheim Russell Greater China Large Cap Equal Weight ETF	$____
Guggenheim Russell Global 1000® Equal Weight ETF	$____
Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF	$____
Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF	$____
Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF	$____

In the case of cash creations or where the Trust permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Advisor's discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Advisor may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Each Fund may adjust or waive all or a portion of its Creation Transaction Fee (including both the fixed and variable components) from time to time.  In addition, the Advisor, in its sole discretion, may elect to pay all or a portion of a Fund’s Creation Transaction Fee (including both the fixed and variable components) on behalf of an AP or to reimburse an AP for all or a portion of the Creation Transaction Fee (including both the fixed and variable components) paid by the AP.  Investors who use the services of a broker or other such intermediary in addition to an AP to effect a creation of a Creation Unit may be charged a fee for such services.

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Redemption
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the NYSE (currently 9:30 a.m. Eastern Time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside of the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. All redemptions of the Guggenheim International Equal Weight ETFs will occur outside the Clearing Process. An order to redeem Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by Closing Time, in the case of a standard order, or by 3:00 p.m. Eastern Time, in the case of a custom order; on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of a Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. and 2:00 p.m., Eastern Time, respectively, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

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The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time if transmitted by mail, or by 3:00 p.m., Eastern Time, if transmitted by other means on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, i.e., the Business Day on which the shares of a Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including nonstandard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

The fixed redemption transaction fee, assessed per transaction, is as follows:

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Fund	Redemption Transaction Fee
Domestic Equal Weight ETFs
Guggenheim Russell 1000® Value Equal Weight ETF	$____
Guggenheim Russell 1000® Growth Equal Weight ETF	$____
Guggenheim Russell 2000® Growth Equal Weight ETF	$____
Guggenheim Russell 2000® Value Equal Weight ETF	$____
Guggenheim Russell 3000® Equal Weight ETF	$____
Guggenheim Russell 3000® Growth Equal Weight ETF	$____
Guggenheim Russell 3000® Value Equal Weight ETF	$____
International Equal Weight ETFs
Guggenheim Russell BRIC Equal Weight ETF	$____
Guggenheim Russell Greater China Large Cap Equal Weight ETF	$____
Guggenheim Russell Global 1000® Equal Weight ETF	$____
Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF	$____
Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF	$____
Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF	$____

An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate a Fund for the costs associated with buying the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Investment Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust’s sale of portfolio securities will be at the expense of a Fund and will affect the value of all shares; but the Investment Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. In no event will a redemption transaction fee exceed 2% of the amount redeemed.

Each Fund may adjust or waive all or a portion of its Redemption Transaction Fee (including both the fixed and variable components) from time to time. In addition, the Advisor, in its sole discretion, may elect to pay all or a portion of a Fund’s Redemption Transaction Fee (including both the fixed and variable components) on behalf of an AP or to reimburse an AP for all or a portion of the Redemption Transaction Fee (including both the fixed and variable components) paid by the AP.  Investors who use the services of a broker or other such intermediary in addition to an AP to effect a creation of a Creation Unit may be charged a fee for such services.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient

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verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. Appendix B – “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in kind redemption proceeds within the number of days stated in the Local Market Holiday Schedules section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

Additional Redemption Procedures. If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to its QIB status in order to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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DETERMINATION OF NET ASSET VALUE
The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Calculating NAV.” The NAV of each Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available for any security in a Fund's portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.
Equity securities traded on a domestic securities exchange (including ETFs) are usually valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the last current bid price is usually used. OTC securities held by a Fund are typically valued at the NASDAQ Official Closing Price (“NOCP”) on the valuation date or, if no NOCP is reported, the last reported bid price is used. The portfolio securities of a Fund that are usually valued on multiple exchanges or markets are taken at the last sales price of such securities on the principal exchange or market on which they are traded.
A Fund may fair value an asset when a market quotation is not available or if it is believed that the valuation of an assets does not reflect the asset’s fair value. The Funds also may value their foreign securities at fair value when a significant event is deemed to have occurred. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Valuation Committee, which consists of personnel of the Advisor and other committee members as designated by the Valuation Committee chair from time to time.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends and Distributions.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares, which are created separately from the Creation Unit process. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Federal Income Taxes
The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a comprehensive and detailed explanation of the federal tax treatment of the Funds or their shareholders, and no attempt is made to present any explanation of the state, local or foreign tax treatment of the Funds or their shareholders. The discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative

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changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status
A Fund that qualifies as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to the Fund’s shareholders. Each Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes an amount at least equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt income for such year (the “Distribution Requirement”), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, and foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the 90% Test or the Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where the applicable Fund corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Under such circumstances, Fund distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject if certain requirements are met to the dividends-received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund were to fail to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in

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the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Each Fund will generally be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to offset capital gains in future years. Unused net capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of the carryforwards. If a Fund has a net capital loss for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Fund can utilize carryforwards of Pre-2011 Losses. Generally, a Fund may not carry forward any losses other than net capital losses. Under certain circumstances, a Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

If a Fund receives qualified dividend income, a portion of the dividends paid by the Fund may be treated as qualified dividend income, which for noncorporate shareholders is subject to tax at reduced rates. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in countries with comprehensive tax treaties with the United States, and certain other foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). The amount of qualified dividend income, if any, reported by a Fund will depend on such Fund’s investment strategy.

In order for some portion of the dividends received by a Fund’s shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions received by a Fund from another RIC (including an ETF that is taxable as a RIC) will generally be treated as qualified dividend income to the extent so reported by such other RIC. If 95% or more of a Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in a taxable year is attributable to qualified dividend income, that Fund may report 100% of its distributions of such income as qualified dividend income.

Subject to certain limitations, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met by both the Fund and the corporate shareholder.

Distributions reported to Fund shareholders as capital gain dividends will be taxable as long-term capital gains, regardless of how long the shareholder has owned the shares. Distributions of net short-term capital gains will generally be taxable to shareholders as ordinary income. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

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Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund. Investors considering buying shares shortly before a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A sale of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Under current law, the maximum tax rate on long-term capital gains available to a non-corporate shareholder is generally 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

A Fund has the right to reject an order to for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section

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351 of the Internal Revenue Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Special Considerations Applicable to Certain Funds
Certain Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund is required to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income. Those sales may occur at a time when the Advisor would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

Any market discount recognized on a market discount bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value, or below adjusted issue price if the bond was issued with original issue discount.  Absent an election to include the market discount in income as it accrues, gain on a Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

A Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United States taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by noncorporate shareholders who do not itemize deductions. A Fund will make this election only if it deems the election to be in the best interests of its shareholders. If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such foreign taxes would directly reduce the return to an investor from an investment in that Fund.

Options Transactions by the Funds
If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund’s holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Certain Funds, in their operations, may utilize options on securities indices. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by a Fund on the last day of a

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fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of a Fund may involve non-equity options on stock indices which may constitute “straddle” transactions. “Straddles” may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund may have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund’s judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Back-Up Withholding
A Fund will be required in certain cases to withhold (as “backup withholding”) and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. The backup withholding rate is currently 28%.

Foreign Shareholders
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for a Fund’s taxable years beginning on or prior to December 31, 2014, properly reported interest related dividends and short-term capital gain dividends generally will not be subject to this U.S. withholding tax. However, depending on the circumstances, a Fund may so report all, some or none of the Fund’s potentially eligible dividends, and a portion of the Fund's distributions (e.g. interest from non-U.S. sources or any foreign currency gains) may be ineligible for this potential exemption from withholding. Additionally, it is unclear whether the exception for interest-related dividends and short-term capital gain dividends will be extended to subsequent taxable years. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the definition of a “resident alien” under the Internal Revenue Code, or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.
Other Issues
Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Significant penalties may be imposed for the failure to comply with reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Legislation passed by Congress requires reporting of adjusted cost basis information for covered securities, which generally include shares of a RIC acquired after January 1, 2012, to the Internal Revenue Service and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

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Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings
The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of shareholders, and address conflicts of interest between the interests of shareholders and those of the Advisor, Distributor, or any affiliated person of the Funds, the Advisor, or the Distributor.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund’s anticipated holdings on the following business day. Daily access to information concerning a Fund’s portfolio holdings also is permitted (i) by certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) by other personnel of the Advisor and other service providers, such as the Fund’s administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. In addition, each Fund discloses its portfolio holdings each day the Fund is open for business at www.guggenheiminvestments.com.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (i.e., the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by: (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the “portfolio holdings governing policies”) by the Funds’ Chief Compliance Officer and the Funds; (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the portfolio holdings governing policies at any time and from time to time without prior notice to shareholders in their sole discretion. For purposes of the portfolio holdings governing policies, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions

58

(collectively, other investment positions) held by a Fund.

In addition to the permitted disclosures described above, each Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Voting Rights
Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders will receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. Each Fund’s shares are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Shareholder Inquiries
Shareholders may visit the Trust’s website at www.guggenheiminvestments.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHER INFORMATION

Frank Russell Company (“Russell”)
The Russell Indices are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by Guggenheim Investments.

The Funds are not sponsored, endorsed, sold or promoted by Russell.  Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell Indices to track general stock market performance or a segment of the same.  Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Indices are based.  Russell’s only relationship to Guggenheim Investments is the licensing of certain trademarks and trade names of Russell and of the Russell Indices which are determined, composed and calculated by Russell without regard to Guggenheim Investments or the Funds.  Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise.  Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices.  Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GUGGENHEIM INVESTMENTS, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN.  RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

59

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, the Trust’s independent registered public accounting firm, provides audit and tax services and other assurance services with respect to filings with the SEC.

CUSTODIAN

The Bank of New York Mellon, 101 Barclay 11E, New York, New York 10286, serves as custodian for the Funds under a Custody Agreement between the Trust and the Custodian. Under the Custody Agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

60

APPENDIX A

LOCAL MARKET HOLIDAY SCHEDULES AND REDEMPTION CYCLES

Country and 2015 Holiday Schedule
Brazil
JANUARY 1	JULY 9
FEBRUARY 16	SEPTEMBER 7
FEBRUARY 17	OCTOBER 12
FEBRUARY 18	NOVEMBER 2
APRIL 3	NOVEMBER 20
APRIL 21	DECEMBER 24
MAY 1	DECEMBER 25
JUNE 4	DECEMBER 31
Chile
JANUARY 1	SEPTEMBER 18
APRIL 3	OCTOBER 12
MAY 1	DECEMBER 8
MAY 21	DECEMBER 25
JUNE 29	DECEMBER 31
JULY 16
China
JANUARY 1	JUNE 22
JANUARY 2	JULY 1
JANUARY 19	SEPTEMBER 7
FEBRUARY 16	SEPTEMBER 28
FEBRUARY 18	OCTOBER 1
FEBRUARY 19	OCTOBER 2
FEBRUARY 20	OCTOBER 5
FEBRUARY 23	OCTOBER 6
FEBRUARY 24	OCTOBER 7
APRIL 3	OCTOBER 12
APRIL 6	OCTOBER 21
MAY 1	NOVEMBER 11
MAY 2	NOVEMBER 26
MAY 25	DECEMBER 25
Colombia
JANUARY 1	JUNE 29
JANUARY 12	JULY 20
MARCH 23	AUGUST 7
APRIL 2	AUGUST 17
APRIL 3	OCTOBER 12
MAY 1	NOVEMBER 2
MAY 18	NOVEMBER 16
JUNE 8	DECEMBER 8
JUNE 15	DECEMBER 25
The Czech Republic

Country and 2015 Holiday Schedule
JANUARY 1	SEPTEMBER 28
APRIL 3	OCTOBER 28
APRIL 6	NOVEMBER 17
MAY 1	DECEMBER 24
MAY 8	DECEMBER 25
JULY 6	DECEMBER 31
Egypt
JANUARY 1	SEPTEMBER 22
JANUARY 7	SEPTEMBER 23
JANUARY 25	SEPTEMBER 24
APRIL 12	OCTOBER 6
APRIL 13	OCTOBER 14
JULY 1	DECEMBER 23
JULY 23
Greece
JANUARY 1	APRIL 13
JANUARY 6	MAY 1
FEBRUARY 23	JUNE 1
MARCH 25	OCTOBER 28
APRIL 3	DECEMBER 24
APRIL 6	DECEMBER 25
APRIL 10
Hungary
JANUARY 1	AUGUST 20
JANUARY 2	AUGUST 21
APRIL 3	OCTOBER 23
APRIL 6	DECEMBER 24
MAY 1	DECEMBER 25
MAY 25	DECEMBER 31
India
JANUARY 26	AUGUST 18
FEBRUARY 17	SEPTEMBER 17
FEBRUARY 19	SEPTEMBER 25
MARCH 6	OCTOBER 2
APRIL 1	OCTOBER 22
APRIL 2	NOVEMBER 11
APRIL 3	NOVEMBER 12
ARRIL 14	NOVEMBER 25
MAY 1	DECEMBER 24
MAY 4	DECEMBER 25
Indonesia
JANUARY 1	JULY 20
FEBRUARY 19	JULY 21
APRIL 3	AUGUST 17
MAY 1	SEPTEMBER 24

Country and 2015 Holiday Schedule
MAY 14	OCTOBER 14
JUNE 2	DECEMBER 24
JULY 16	DECEMBER 25
JULY 17	DECEMBER 31
Malaysia
JANUARY 1	JULY 17
FEBRUARY 2	AUGUST 31
FEBRUARY 3	SEPTEMBER 16
FEBRUARY 18	SEPTEMBER 24
FEBRUARY 20	OCTOBER 14
MAY 1	NOVEMBER 10
MAY 4	DECEMBER 24
JULY 16	DECEMBER 25
Mexico
JANUARY 1	MAY 1
FEBRUARY 2	SEPTEMBER 16
MARCH 16	NOVEMBER 2
APRIL 2	NOVEMBER 16
APRIL 3	DECEMBER 25
Peru
JANUARY 1	JULY 29
APRIL 17	OCTOBER 8
APRIL 18	DECEMBER 8
MAY 1	DECEMBER 25
JULY 28
The Philippines
JANUARY 1	MAY 1
JANUARY 2	JUNE 12
JANUARY 15	AUGUST 21
JANUARY 16	AUGUST 31
JANUARY 19	NOVEMBER 30
FEBRUARY 19	DECEMBER 24
APRIL 2	DECEMBER 25
APRIL 3	DECEMBER 30
APRIL 9	DECEMBER 31
Poland
JANUARY 1	JUNE 4
JANUARY 6	NOVEMBER 11
APRIL 3	DECEMBER 24
MAY 1	DECEMBER 31
Russia
JANUARY 1	MAY 1
JANUARY 2	MAY 4
JANUARY 7	MAY 11
FEBRUARY 23	JUNE 12

Country and 2015 Holiday Schedule
MARCH 9	NOVEMBER 4
South Africa
JANUARY 1	JUNE 16
APRIL 3	SEPTEMBER 24
APRIL 6	DECEMBER 16
APRIL 27	DECEMBER 24
MAY 1	DECEMBER 25
South Korea
JANUARY 1	MAY 25
FEBRUARY 18	SEPTEMBER 28
FEBRUARY 19	SEPTEMBER 29
FEBRUARY 20	OCTOBER 9
MAY 1	DECEMBER 25
MAY 5	DECEMBER 31
Taiwan
JANUARY 1	FEBRUARY 27
JANUARY 2	APRIL 3
FEBRUARY 16	APRIL 6
FEBRUARY 17	MAY 1
FEBRUARY 18	JUNE 19
FEBRUARY 19	SEPTEMBER 28
FEBRUARY 20	OCTOBER 9
FEBRUARY 23
Thailand
JANUARY 1	JUNE 2
MARCH 4	JULY 1
APRIL 6	JULY 30
APRIL 13	AUGUST 12
APRIL 14	OCTOBER 23
APRIL 15	DECEMBER 7
MAY 1	DECEMBER 10
MAY 5	DECEMBER 31
Turkey
JANUARY 1	SEPTEMBER 23
APRIL 23	SEPTEMBER 24
MAY 1	SEPTEMBER 25
MAY 19	OCTOBER 28
JULY 16	OCTOBER 29
JULY 17

Redemptions

For each country in which a Fund invests, a redemption request submitted on the following dates in calendar year 2015 will result in a settlement period that exceeds seven calendar days. The maximum number of calendar days necessary to satisfy a redemption request for a Fund would be 14 days.

2015

Country	Redemption Date	Settlement Date	Settlement Period
BRAZIL
	2/11/2015	2/19/2015	T+8
	12/21/2015	12/28/2015	T+7
CHILE
	--	--	--
CHINA
	2/12/2015	2/25/2015	T+13
	3/31/2015	4/7/2015	T+7
	9/25/2015	10/8/2015	T+13
	9/30/2015	10/13/2015	T+13
COLOMBIA
	3/30/2015	4/6/2015	T+7
CZECH REPUBLIC
	--	--	--
EGYPT
	9/18/2015	9/25/2015	T+7
GREECE
	--	--	--
HUNGARY
	--	--	--
INDIA
	3/30/2015	4/6/2015	T+7
INDONESIA
	7/31/2015	7/22/2015	T+9
	12/21/2015	12/28/2015	T+7
MALAYSIA
	1/28/2015	2/4/2015	T+7
	2/13/2015	2/23/2015	T+10
	4/28/2015	5/5/2015	T+7
	7/13/2015	7/20/2015	T+7
	12/21/2015	12/28/2015	T+7
MEXICO
	3/30/2015	4/6/2015	T+7
PERU
	3/30/2015	4/6/2015	T+7
	7/23/2015	7/30/2015	T+7
THE PHILIPPINES
	1/12/2015	1/20/2015	T+8

Country	Redemption Date	Settlement Date	Settlement Period
	3/30/2015	4/6/2015	T+7
	12/21/2015	12/28/2015	T+7
	12/23/2015	1/1/2016	T+9
POLAND
	--	--	--
RUSSIA
	4/28/2015	5/5/2015	T+7
SOUTH AFRICA
	3/27/2015	4/7/2015	T+11
	4/20/2015	4/28/2015	T+8
	4/23/2015	5/4/2015	T+11
	6/9/2015	6/17/2015	T+8
	8/3/2015	8/11/2015	T+8
	9/17/2015	9/25/2015	T+8
	12/9/2015	12/17/2015	T+8
	12/17/2015	12/28/2015	T+11
SOUTH KOREA
	2/16/2015	2/23/2015	T+7
TAIWAN
	2/16/2015	2/24/2015	T+8
THAILAND
	4/8/2015	4/16/2015	T+8
	4/29/2015	5/6/2015	T+7
	12/4/2015	12/11/2015	T+7

PART C

OTHER INFORMATION

Item 28.    Exhibits

(a)(1)
Certificate of Trust dated November 22, 2002 of Rydex ETF Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001047469-02-005491 on December 3, 2002.

(a)(2)
Registrant’s Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-02-005491 on December 3, 2002.

(a)(3)
Amendment dated November 21, 2005 to the Registrant’s Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(b)
Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-005672 on December 23, 2014.

(c)	Not applicable.

(d)(1)
Advisory Agreement dated March 1, 2012 between the Registrant and Security Investors, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001193125-12-518368 on December 28, 2012.

(d)(2)
Amendment dated November 14, 2013 to the Advisory Agreement dated March 1, 2012 between the Registrant and Security Investors, LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

(e)(1)
Distribution Agreement dated September 1, 2013 between the Registrant and Guggenheim Distributors, LLC (now, Guggenheim Funds Distributors, LLC) is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

(e)(2)
Amendment No. 1 dated February 28, 2014 to the Distribution dated September 1, 2013 between the Registrant and Guggenheim Funds Distributors, LLC is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

1

(e)(3)
Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc. (now, Rydex Funds Distributors, LLC), State Street Bank and Trust Company, and Goldman Sachs Execution & Clearing, L.P. is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-07-000379 on February 28, 2007.

(e)(4)
Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc. (now, Rydex Funds Distributors, LLC), State Street Bank and Trust Company, and Goldman Sachs & Co. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-07-000379 on February 28, 2007.

(e)(5)
Participation Agreement dated July 17, 2006 between the Registrant and WT Mutual Fund is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-003020 on November 8, 2006.

(e)(6)
Agreement to Assume Transfer Agent Role Under Participant Agreements dated May 14, 2013 between Guggenheim Distributors, LLC and The Bank of New York Mellon is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

(f)	Not applicable.

(g)(1)
Custody Agreement dated April 23, 2013 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

(g)(2)
Foreign Custody Manager Agreement dated April 23, 2013 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

(h)(1)
Administration Agreement dated June 10, 2013 between the Registrant and Rydex Fund Services, LLC is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

(h)(2)
Fund Accounting Agreement dated April 23, 2013 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

(h)(3)
Transfer Agency and Service Agreement dated April 23, 2013 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742

2

on February 28, 2014.

(h)(4)
Expense Limitation Agreement dated March 1, 2013 between the Registrant and Security Investors, LLC, with respect to the MSCI Emerging Markets Equal Weight ETF (now the MSCI Emerging Markets Equal Country Weight ETF), is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

(h)(5)
Sublicense Agreement dated April 11, 2003, between the Registrant and PADCO Advisors, II Inc. (now, Security Investors, LLC) is incorporated herein by reference to Exhibit (h)(3) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)	Consent of Independent Registered Public Accountants, Ernst & Young LLP, is filed herewith.

(k)	Not applicable.

(l)(1)
Subscription Agreement dated April 11, 2003 between the Registrant and PADCO Advisors II, Inc. (now, Security Investors, LLC) is incorporated herein by reference to Exhibit (l)(1) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

(l)(2)
Form of Letter of Representations between the Registrant and Depository Trust Company is incorporated herein by reference to Exhibit (l)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

(m)(1)
Distribution Plan dated April 11, 2003 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(m)(2)
Amendment dated May 25, 2011 to Exhibit A to the Distribution Plan dated April 11, 2003 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-11-067513 on July 22, 2011.

(n)	Not applicable.

(o)	Not applicable.

(p)
Combined Code of Ethics, including for the Registrant, Security Investors, LLC (the investment adviser to the Trust) and Rydex Funds Distributors, LLC (the principal underwriter of the Trust’s shares), as approved by the Board of Trustees on November 13, 2014, is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001445305-14-005672 on December 23, 2014.

3

(q)	Powers of Attorney for Donald C. Cacciapaglia, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret and Patrick T. McCarville are filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 30.	Indemnification

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated November 22, 2002, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933 and the Investment Company Act of 1940. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a)
no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b)	officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c)
expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Item 31.    Business and Other Connections of the Investment Adviser.

Security Investors, LLC (“Security Investors”) serves as investment advisor for each series of the Trust. Security Investors is primarily engaged in the provision of investment advisory and management services to mutual funds and private accounts. The directors and executive officers of Security Investors consist primarily of persons who during the past two years have been active in the investment management business. To the knowledge of the Registrant, except as set forth below, if applicable, none of the directors or executive officers of Security Investors is or has been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years. Information as to the executive officers and directors of Security Investors is included in its Form ADV as filed with the SEC (File No. 801-8008) pursuant to the Investment Advisers Act of 1940, as amended.

Item 32.    Principal Underwriters

(a)
Guggenheim Funds Distributors, LLC serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2.

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(b)	The following information is furnished with respect to the directors and officers of Guggenheim Funds Distributors, LLC:

Name	Position and Officers with Underwriter	Position and Offices with Registrant
Donald Cacciapaglia	Chief Executive Officer and President	President
Dominick Cogliandro	Chief Operating Officer	None
Julie Jacques	Treasurer and Chief Financial Officer	None
William Belden	Vice President	None
Amy J. Lee	Vice President and Secretary	Vice President and Secretary
Douglas Mangini	Senior Vice President	None
Kevin McGovern	Vice President	None
Elisabeth Miller	Vice President	Chief Compliance Officer
Dennis Metzger	Chief Compliance Officer	None

Item 33.    Location of Accounts and Records

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant’s custodian:
The Bank of New York Mellon
2 Hanson Place, 9th Floor
Brooklyn, New York 11217
(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant’s administrator:
Rydex Fund Services, LLC
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser:
Security Investors, LLC
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
Item 34.    Management Services
Not applicable.
Item 35.    Undertakings
Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 30 to Registration Statement 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 27th day of February, 2015.

Rydex ETF Trust

/s/ Donald C. Cacciapaglia*
Donald C. Cacciaplaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	February 27, 2015
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	February 27, 2015
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	February 27, 2015
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	February 27, 2015
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	February 27, 2015
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	February 27, 2015
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	February 27, 2015
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	February 27, 2015
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos, Attorney-in-Fact, pursuant to power of attorney

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EXHIBIT INDEX

Exhibit Number        Exhibit

EX-99.I            Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.J            Consent of Independent Registered Public Accountants, Ernst & Young LLP

EX-99.Q	Powers of Attorney for Donald C. Cacciapaglia, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret and Patrick T. McCarville

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